UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO ETF Trust

650 Newport Center Drive, Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

• PIMCO ETF Trust

PIMCO ETF Trust

Semiannual

Report

December 31, 2017

Index Exchange-Traded Funds

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Actively-Managed Exchange-Traded Funds

PIMCO Active Bond Exchange-Traded Fund

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Expense Examples		18
Financial Highlights		20
Statements of Assets and Liabilities		24
Statements of Operations		26
Statements of Changes in Net Assets		28
Statements of Cash Flows		32
Notes to Financial Statements		83
Glossary		106
Approval of Investment Management Agreement		107

Fund	Fund Summary	Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	6	33
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	7	34
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	8	35
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	9	36
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	10	37
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	11	38
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	12	45
PIMCO Active Bond Exchange-Traded Fund*	13	52
PIMCO Enhanced Low Duration Active Exchange-Traded Fund**	14	61
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	15	69
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	16	76
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	17	80

This material is authorized for use only when preceded or accompanied by the current PIMCO ETF Trust prospectus.

Chairman’s Letter

Dear Shareholder,

Please find enclosed the Semiannual Report for the PIMCO ETF Trust covering the six-month reporting period ended December 31, 2017. The following pages contain specific details about the investment performance of each Fund and a discussion of the factors that most affected performance over the reporting period.

Highlights of the financial markets during the six-month reporting period include:

∎

During the reporting period, geopolitical concerns remained an investor focus but the global economy provided a solid fundamental backdrop with robust consumer confidence in both the eurozone and the U.S. This environment gave room for developed market central banks to adopt a more “dovish taper”. The European Central Bank (“ECB”), for example, announced a tapering in its monthly asset purchases, but President Mario Draghi emphasized the ECB’s accommodative stance overall. In September, the Federal Reserve (“Fed”) provided details on its plan to unwind its balance sheet and kept rates on hold through its November meeting, but raised the Federal Funds Rate in December by 0.25% to a range of 1.25% to 1.50% (marking the third rate increase during 2017, following rate increases in March and in June). The Bank of England (“BOE”) raised its policy rate and suggested reduced stimulus on the horizon and the Bank of Canada (“BOC”) raised interest rates twice after a seven year gap. Furthermore, President Xi Jinping was extended a second five-year term following the 19th National Party Congress in China, while Japan’s Prime Minister Shinzo Abe won a decisive victory in snap elections.

∎

As a result, many developed market yield curves flattened over the reporting period as front-end rates moved higher alongside less accommodative monetary policy. In the U.S., solid growth momentum and the Fed’s three rate hikes throughout the year pushed the two-year yield to its highest level in nearly a decade. In turn, this drove the spread between two-year and 10-year rates to its narrowest level since November 2007. Front-end yields also moved higher in the U.K. and Canada as the BOE and BOC both raised policy rates for the first time in years.

∎

U.S. Treasuries, as represented by the Bloomberg Barclays U.S. Treasury Index, returned 0.43% for the reporting period. Yields rose across the majority of the yield curve through 10-year maturities, but declined across 20- and 30-year maturities. The benchmark 10-year U.S. Treasury note yielded 2.40% at the end of the reporting period, up from 2.31% on June 30, 2017. The Bloomberg Barclays U.S. Aggregate Index, a widely used index of U.S. investment-grade bonds, returned 1.24% for the reporting period.

∎

Global stock markets reached new highs as increasingly solid economic data, rising corporate earnings and non-restrictive central bank policy underpinned robust risk sentiment. U.S. equities, as represented by the S&P 500 Index, returned 11.42% over the reporting period. Developed market equities outside the U.S. and Canada, as represented by the MSCI EAFE Net Dividend Index (USD Hedged) and the MSCI EAFE Net Dividend Index (USD Unhedged), returned 7.92% and 9.86%, respectively, over the reporting period. Japanese equities, as represented by the Nikkei 225 Index (in JPY), returned 14.63% over the reporting period and European equities, as represented by the MSCI Europe Index (in EUR), returned 3.34% over the reporting period. EM equities, as represented by the MSCI Emerging Markets Index (Net Dividends in USD), returned 15.92% over the reporting period as fundamentals remained healthy in select economies. Emerging markets benefited from broad-based and synchronized global growth, robust liquidity conditions, rising commodity prices, and a weak U.S. dollar.

If you have any questions regarding the PIMCO ETF Trust, please contact your financial adviser, or call one of our shareholder associates at 888.400.4ETF. We also invite you to visit our website at www.pimcoetfs.com to learn more about PIMCO ETFs.

2	PIMCO ETF TRUST

Thank you for the assets you have placed with us. We deeply value your trust, and we work diligently to meet your broad investment needs.

Sincerely, Brent R. Harris Chairman of the Board, PIMCO ETF Trust February 21, 2018

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	DECEMBER 31, 2017	3

Important Information About the Funds

PIMCO ETF Trust (the “Trust”) is an open-end management investment company that includes the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, which are exchange-traded funds (“ETFs”) that seek to provide total return that closely corresponds, before fees and expenses, to the total return of a specified index (collectively, the “Index Funds”). Each Index Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of instruments such that the portfolio effectively provides exposure to the underlying index. An Index Fund may not track its underlying index with the same degree of accuracy as a fund that replicates the composition and weighting of the underlying index. The PIMCO Active Bond Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund, unlike the Index Funds, are actively managed ETFs that do not seek to track the performance of a specified index (collectively, the “Active Funds” and together with the Index Funds, a “Fund” or the “Funds”). Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The market price for each Fund’s shares may be different from the Fund’s net asset value (“NAV”). Each Fund issues and redeems shares at its NAV only in blocks of a specified number of shares (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares from the Funds at NAV.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Funds are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the U.S. and many parts of the world, including certain European countries, are at or near historically low levels. As such, bond funds may currently face an increased exposure to the risks associated with a rising interest rate environment. This is especially true as the Fed ended its quantitative easing program in October 2014 and has begun, and may continue, to raise interest rates. To the extent the Fed continues to raise interest rates, there is a risk that rates across the financial system may rise. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, there could be increased sales of shares which could further reduce the market price for a Fund’s shares.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal Risks in the Notes to Financial Statements.

The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on: (i) Fund distributions; or (ii) the sale of Fund shares. Each Fund’s performance is measured against the performance of at least one broad-based securities market index (“benchmark index”). A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods.

4	PIMCO ETF TRUST

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	06/01/09	Diversified
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	10/30/09	Diversified
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	08/20/09	Diversified
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	09/03/09	Diversified
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	06/16/11	Diversified
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	09/20/10	Diversified
PIMCO Active Bond Exchange-Traded Fund	02/29/12	Diversified
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	01/22/14	Diversified
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	11/16/09	Diversified
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	11/30/09	Diversified
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	02/01/10	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money on investments in the Funds.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

The Index Funds may make available a complete schedule of portfolio holdings and the percentages they represent of the Index Fund’s net assets. On each business day, before commencement of trading on

NYSE Arca, each Active Fund will disclose on www.pimcoetfs.com the identities and quantities of the Active Fund’s portfolio holdings that will form the basis for the Active Fund’s calculation of NAV at the end of the business day. The frequency at which the daily market prices were at a discount or premium to each Fund’s NAV is disclosed on www.pimcoetfs.com. Please see “Disclosure of Portfolio Holdings” in the SAI for information about the availability of the complete schedule of each Fund’s holdings. Fund fact sheets provide additional information regarding a Fund and may be requested by calling (888) 400-4ETF and are available on the Fund’s website at www.pimcoetfs.com.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 400-4ETF, on the Funds’ website at www.pimcoetfs.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Trust files a complete schedule of each Fund’s holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. A copy of the Funds’ Form N-Q is also available without charge, upon request, by calling the Trust at (888) 400-4ETF and on the Funds’ website at www.pimcoetfs.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SEMIANNUAL REPORT	DECEMBER 31, 2017	5

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol - TUZ

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	99.5%
Short-Term Instruments	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (06/01/2009)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	(0.10)%	0.27%	0.43%	0.80%
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	(0.14)%	0.23%	0.43%	0.80%
ICE BofAML 1-3 Year U.S. Treasury Index±	(0.01)%	0.42%	0.56%	0.92%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.15%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML 1-3 Year US Treasury Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»

Yields in the one- to three-year segment of the U.S. Treasury yield curve rose, negatively impacting the price return of both the Fund and the Underlying Index. Returns due to income contributed to performance for both the Fund and the Underlying Index. The net result was negative absolute performance for both the Fund and the Underlying Index.

6	PIMCO ETF TRUST

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

Ticker Symbol - ZROZ

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	100.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (10/30/2009)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Based on Net Asset Value)	5.13%	14.07%	5.10%	9.25%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (At Market Price)(1)	5.32%	14.38%	5.18%	9.27%
ICE BofAML Long U.S. Treasury Principal STRIPS Index±	5.29%	13.76%	5.20%	9.36%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± ICE BofAML Long U.S. Treasury Principal STRIPS Index is an unmanaged index comprised of long maturity Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) representing the final principal payment of U.S. Treasury bonds. The principal STRIPS comprising the Underlying Index must have 25 years or more remaining term to final maturity and must be stripped from U.S. Treasury bonds having at least $1 billion in outstanding face value.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.15%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML Long US Treasury Principal STRIPS Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Yields in the 25+ year segment of the U.S. Treasury STRIPS yield curve declined, positively impacting absolute performance for both the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2017	7

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol - STPZ

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	99.9%
Short-Term Instruments	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (08/20/2009)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	0.51%	0.64%	(0.07)%	1.61%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	0.47%	0.57%	(0.08)%	1.60%
ICE BofAML 1-5 Year U.S. Inflation-Linked Treasury Index±	0.61%	0.82%	0.14%	1.83%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± ICE BofAML 1-5 Year US Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.20%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML 1-5 Year US Inflation-Linked Treasury Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»

Real yields, or the rates of return in excess of expected future inflation, generally rose across the one- to five-year segment of the U.S. Treasury Inflation-Protected Securities (TIPS) yield curve, negatively impacting performance of both the Fund and the Underlying Index.

»

A positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of the underlying TIPS, positively impacted performance of both the Fund and the Underlying Index. The net result was positive absolute performance for both the Fund and the Underlying Index.

8	PIMCO ETF TRUST

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol - LTPZ

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	100.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (09/03/2009)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	7.54%	9.44%	0.98%	6.21%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	7.31%	9.25%	0.99%	6.19%
ICE BofAML 15+ Year U.S. Inflation-Linked Treasury Index±	7.65%	9.60%	1.14%	6.41%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± ICE BofAML 15+ Year US Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity greater than 15 years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.20%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML 15+ Year US Inflation-Linked Treasury Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»

Real yields, or the rates of return in excess of expected future inflation, declined across the 15+ year segment of the U.S. Treasury Inflation-Protected Securities (TIPS) yield curve, positively impacting performance of both the Fund and the Underlying Index.

»	A positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of the underlying TIPS, positively impacted performance of both the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2017	9

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

Ticker Symbol - TIPZ

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	98.9%
Short-Term Instruments	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (09/03/2009)
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Based on Net Asset Value)	2.32%	3.23%	0.04%	3.56%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (At Market Price)(1)	2.34%	2.96%	0.07%	3.55%
ICE BofAML U.S. Inflation-Linked Treasury Index±	2.39%	3.34%	0.17%	3.74%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± ICE BofAML US Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities with at least $1 billion in outstanding face value.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.20%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML US Inflation-Linked Treasury Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»

Real yields, or the rates of return in excess of expected future inflation, generally declined in the intermediate and long-dated part of the U.S. Treasury Inflation-Protected Securities (TIPS) yield curve, positively impacting performance of both the Fund and the Underlying Index.

»	A positive inflation accrual, or change in the Consumer Price Index (CPI), applied to the principal of the underlying TIPS, positively impacted performance of both the Fund and the Underlying Index.

10	PIMCO ETF TRUST

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

Ticker Symbol - HYS

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

Corporate Bonds & Notes	88.2%
Short-Term Instruments	11.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (06/16/2011)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Based on Net Asset Value)	1.81%	5.83%	4.68%	5.38%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (At Market Price)(1)	1.96%	5.81%	4.55%	5.36%
ICE BofAML 0-5 Year US High Yield Constrained Index±	2.00%	6.43%	5.20%	5.93%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The ICE BofAML 0-5 Year US High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million, issued publicly. Prior to September 30, 2016, securities with minimum amount outstanding of $100 million qualified. Allocations to an individual issuer will not exceed 2%.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.55%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML 0-5 Year US High Yield Constrained Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	An increase in bond yields negatively impacted price returns for both the Fund and the Underlying Index.

»	Returns due to income positively contributed to performance, resulting in positive performance of both the Fund and the Underlying Index.

SEMIANNUAL REPORT	DECEMBER 31, 2017	11

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Ticker Symbol - CORP

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

Industrials	50.8%
Banking & Finance	36.1%
Utilities	11.9%
Short-Term Instruments	0.9%
Sovereign Issues	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (09/20/2010)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Based on Net Asset Value)	2.40%	6.38%	3.51%	4.65%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (At Market Price)(1)	2.35%	6.50%	3.55%	4.67%
ICE BofAML US Corporate Index±	2.50%	6.48%	3.50%	4.76%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± ICE BofAML US Corporate Indexsm is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.20%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of the ICE BofAML US Corporate Index (the “Underlying Index”), by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of the Underlying Index. The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The Fund invests in a representative sample of securities included in the Underlying Index that collectively has an investment profile similar to the Underlying Index. Due to the use of representative sampling, the Fund may not hold all of the securities that are included in the Underlying Index. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Returns due to income positively contributed to performance, resulting in positive performance of both the Fund and the Underlying Index.

12	PIMCO ETF TRUST

PIMCO Active Bond Exchange-Traded Fund

Ticker Symbol - BOND

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Government Agencies	37.6%
Corporate Bonds & Notes	24.9%
U.S. Treasury Obligations	14.2%
Asset-Backed Securities	13.3%
Non-Agency Mortgage-Backed Securities	4.3%
Sovereign Issues	2.3%
Municipal Bonds & Notes	2.0%
Short-Term Instruments	0.6%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (02/29/2012)
PIMCO Active Bond Exchange-Traded Fund (Based on Net Asset Value)	1.81%	4.76%	2.82%	4.38%
PIMCO Active Bond Exchange-Traded Fund (At Market Price)(1)	1.76%	4.86%	2.81%	4.38%
Bloomberg Barclays U.S. Aggregate Index±	1.24%	3.54%	2.10%	2.37%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.61%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Active Bond Exchange-Traded Fund seeks current income and long-term capital appreciation, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to high yield corporate spread duration added to relative performance, as spreads narrowed.

»	Overweight exposure to financial sector investment grade corporate spread duration contributed to relative performance, as spreads narrowed.

»	Overweight exposure to agency mortgage-backed securities (MBS) contributed to relative performance, as spreads narrowed.

»	U.S. interest rate strategies contributed to relative performance, particularly curve positioning and the associated carry.

»	Positions in non-agency MBS contributed to relative performance, as total returns in these securities were positive.

»	Underweight exposure to industrial sector investment grade corporate spread duration detracted from relative performance, as spreads narrowed.

SEMIANNUAL REPORT	DECEMBER 31, 2017	13

PIMCO Enhanced Low Duration Active Exchange-Traded Fund

Ticker Symbol - LDUR

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

U.S. Treasury Obligations	42.3%
Corporate Bonds & Notes	31.7%
U.S. Government Agencies	10.7%
Asset-Backed Securities	8.1%
Short-Term Instruments	3.3%
Non-Agency Mortgage-Backed Securities	3.1%
Other	0.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	Fund Inception (01/22/2014)
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Based on Net Asset Value)	0.70%	2.14%	2.26%
PIMCO Enhanced Low Duration Active Exchange-Traded Fund (At Market Price)(1)	0.58%	2.07%	2.27%
ICE BofAML 1-3 Year U.S. Treasury Index±	(0.01)%	0.42%	0.63%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.67%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Enhanced Low Duration Active Exchange-Traded Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Underweight exposure to U.S. interest rates contributed to relative performance, as interest rates rose.

»	Exposure to the investment grade corporate credit sector contributed to relative performance, as this sector posted positive excess returns.

»	Positions in non-agency mortgage-backed securities contributed to performance, as these securities generated positive total returns during the reporting period.

»	Holdings in the U.S.-dollar-denominated emerging market debt sector contributed to performance, as this sector posted positive excess returns.

»	Positions in agency mortgage-backed securities detracted from performance, as spreads widened during the second half of the reporting period.

14	PIMCO ETF TRUST

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

Ticker Symbol - MINT

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

Corporate Bonds & Notes	52.0%
U.S. Treasury Obligations	13.3%
Asset-Backed Securities	12.1%
Short-Term Instruments	7.6%
Sovereign Issues	7.2%
U.S. Government Agencies	3.8%
Non-Agency Mortgage-Backed Securities	3.5%
Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (11/16/2009)
PIMCO Enhanced Short Maturity Exchange-Traded Fund (Based on Net Asset Value)	0.84%	1.90%	1.13%	1.26%
PIMCO Enhanced Short Maturity Exchange-Traded Fund (At Market Price)(1)	0.84%	1.87%	1.12%	1.26%
Citi 3-Month Treasury Bill Index±	0.54%	0.84%	0.24%	0.19%♦

All Fund returns are net of fees and expenses.

* Cumulative return.

♦ Average annual total return since 11/30/2009.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.35%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. Fund strategies may change from time to time. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	Exposure to the investment grade corporate credit sector contributed to relative performance, as this sector generally posted positive excess returns.

»	U.S. interest rate strategies contributed to performance relative to its benchmark, due to the generation of higher carry from yield curve roll-down.

»	Exposure to securitized debt contributed to performance, as these securities generally posted positive excess returns.

»	Holdings in the U.S. dollar-denominated emerging market debt sector contributed to performance, as the sector generally posted positive excess returns.

SEMIANNUAL REPORT	DECEMBER 31, 2017	15

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

Ticker Symbol - MUNI

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	17.1%
Ad Valorem Property Tax	13.4%
College & University Revenue	8.9%
Highway Revenue Tolls	8.3%
Water Revenue	7.4%
Tobacco Settlement Funded	4.6%
Income Tax Revenue	4.4%
Electric Power & Light Revenue	4.3%
Port, Airport & Marina Revenue	4.1%
Miscellaneous Taxes	3.1%
Natural Gas Revenue	3.0%
Miscellaneous Revenue	2.6%
Lease (Appropriation)	2.2%
Appropriations	2.0%
Sales Tax Revenue	1.7%
Hotel Occupancy Tax	1.7%
Transit Revenue	1.5%
Industrial Revenue	1.2%
General Fund	1.1%
Other	3.4%
Short-Term Instruments	4.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (11/30/2009)
PIMCO Intermediate Municipal Bond Exchange-Traded Fund (Based on Net Asset Value)	1.51%	4.54%	1.95%	3.16%
PIMCO Intermediate Municipal Bond Exchange-Traded Fund (At Market Price)(1)	1.79%	4.74%	1.98%	3.20%
Bloomberg Barclays 1-15 Year Municipal Bond Index±	1.08%	4.33%	2.46%	3.53%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Bloomberg Barclays 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.35%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund does not intend to invest in Municipal Bonds whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration positioning contributed to performance.

»	Overweight exposure to the revenue-backed segment of the municipal bond market contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Underweight exposure to the lease-backed sector detracted from performance, as the sector outperformed the general municipal market.

»	Select exposure to the special tax sector detracted from performance.

16	PIMCO ETF TRUST

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Ticker Symbol - SMMU

Cumulative Returns Through December 31, 2017

$10,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of 12/31/2017†§

Municipal Bonds & Notes
Health, Hospital & Nursing Home Revenue	18.2%
Ad Valorem Property Tax	10.6%
Highway Revenue Tolls	9.5%
Electric Power & Light Revenue	8.4%
Miscellaneous Revenue	7.5%
Natural Gas Revenue	7.0%
Industrial Revenue	5.3%
Port, Airport & Marina Revenue	3.5%
Resource Recovery Revenue	3.3%
Tobacco Settlement Funded	3.2%
Sales Tax Revenue	3.1%
College & University Revenue	2.8%
Appropriations	2.3%
Fuel Sales Tax Revenue	2.0%
General Fund	1.8%
Lease (Renewal)	1.6%
Lease (Non-Terminable)	1.2%
Local or Guaranteed Housing	1.1%
Other	2.5%
Short-Term Instruments	5.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of Investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended December 31, 2017
	6 Months*	1 Year	5 Year	Fund Inception (02/01/2010)
PIMCO Short Term Municipal Bond Exchange-Traded Fund (Based on Net Asset Value)	0.30%	1.99%	0.75%	0.97%
PIMCO Short Term Municipal Bond Exchange-Traded Fund (At Market Price)(1)	0.16%	1.88%	0.70%	0.93%
Bloomberg Barclays 1 Year Municipal Bond Index±	(0.03)%	0.92%	0.64%	0.84%

All Fund returns are net of fees and expenses.

* Cumulative return.

Market Returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

(1) The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated.

± Bloomberg Barclays 1 Year Municipal Bond Index is is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

It is not possible to invest directly in an unmanaged index.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed by authorized participants. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance data current to the most recent month-end is available at www.pimcoetfs.com or via (888) 400-4ETF.

The Fund’s total annual operating expense ratio in effect as of period end was 0.35%. Details regarding any changes to the Fund’s operating expenses, subsequent to period end, can be found in the Fund’s current prospectus, as supplemented.

Investment Objective and Strategy Overview

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund seeks attractive tax-exempt income, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). The Fund does not intend to invest in Municipal Bonds whose interest is subject to the federal alternative minimum tax. The Fund may only invest in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights at NAV

The following affected performance during the reporting period:

»	The Fund’s duration positioning detracted from performance.

»	Overweight exposure to the revenue-backed segment of the municipal bond market contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the transportation sector contributed to performance, as the sector outperformed the general municipal market.

»	Overweight exposure to the industrial revenue sector contributed to performance, as the sector outperformed the general municipal market.

»	Select exposure to the housing sector detracted from performance.

SEMIANNUAL REPORT	DECEMBER 31, 2017	17

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from July 1, 2017 to December 31, 2017 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other exchange-traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other exchange-traded funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (such as expenses of the independent trustees and their counsel, extraordinary expenses and interest expense).

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During Period*	Beginning Account Value (07/01/17)	Ending Account Value (12/31/17)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$1,000.00	$999.00	$0.80	$1,000.00	$1,024.27	$0.81	0.16%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	1,000.00	1,051.30	0.77	1,000.00	1,024.32	0.76	0.15
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,005.10	1.01	1,000.00	1,024.07	1.01	0.20
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,075.40	1.09	1,000.00	1,024.02	1.07	0.21
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	1,000.00	1,023.20	1.07	1,000.00	1,024.02	1.07	0.21
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,000.00	1,018.10	2.78	1,000.00	1,022.31	2.79	0.55
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	1,000.00	1,024.00	1.01	1,000.00	1,024.07	1.01	0.20
PIMCO Active Bond Exchange-Traded Fund	1,000.00	1,018.10	4.25	1,000.00	1,020.86	4.26	0.84
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,000.00	1,007.00	3.52	1,000.00	1,021.56	3.55	0.70
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,000.00	1,008.40	1.81	1,000.00	1,023.26	1.83	0.36
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	1,000.00	1,015.10	1.77	1,000.00	1,023.31	1.78	0.35
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	1,000.00	1,003.00	1.76	1,000.00	1,023.31	1.78	0.35

* Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

18	PIMCO ETF TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	DECEMBER 31, 2017	19

Financial Highlights

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:^	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$50.67	$0.26	$(0.31)	$(0.05)	$(0.32)	$0.00	$0.00	$(0.32)
06/30/2017	51.26	0.42	(0.55)	(0.13)	(0.42)	(0.04)	0.00	(0.46)
06/30/2016	50.99	0.35	0.25	0.60	(0.31)	(0.02)	0.00	(0.33)
06/30/2015	50.94	0.25	0.11	0.36	(0.25)	(0.06)	0.00	(0.31)
06/30/2014	50.78	0.16	0.19	0.35	(0.16)	(0.03)	0.00	(0.19)
06/30/2013	50.98	0.17	(0.07)	0.10	(0.16)	(0.14)	0.00	(0.30)

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$117.38	$1.55	$4.38	$5.93	$(2.35)	$0.00	$0.00	$(2.35)
06/30/2017	135.43	3.10	(17.80)	(14.70)	(3.35)	0.00	0.00	(3.35)
06/30/2016	105.39	3.16	29.17	32.33	(2.29)	0.00	0.00	(2.29)
06/30/2015	99.87	3.18	5.62	8.80	(3.28)	0.00	0.00	(3.28)
06/30/2014	94.57	3.26	5.46	8.72	(3.42)	0.00	0.00	(3.42)
06/30/2013	116.38	3.20	(21.44)	(18.24)	(3.57)	0.00	0.00	(3.57)

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$52.18	$0.35	$(0.08)	$0.27	$(0.48)	$0.00	$0.00	$(0.48)
06/30/2017	52.83	0.87	(0.87)	0.00	(0.65)	0.00	0.00	(0.65)
06/30/2016	52.18	0.19	0.71	0.90	0.00	0.00	(0.25)	(0.25)
06/30/2015	53.58	(0.67)	(0.54)	(1.21)	(0.02)	0.00	(0.17)	(0.19)
06/30/2014	52.69	0.34	0.86	1.20	(0.31)	0.00	0.00	(0.31)
06/30/2013	53.39	0.02	(0.62)	(0.60)	(0.07)	(0.03)	0.00	(0.10)

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$65.64	$0.77	$4.14	$4.91	$(1.10)	$0.00	$0.00	$(1.10)
06/30/2017	69.55	1.80	(3.74)	(1.94)	(1.97)	0.00	0.00	(1.97)
06/30/2016	62.95	1.01	6.02	7.03	(0.43)	0.00	0.00	(0.43)
06/30/2015	65.02	0.21	(1.83)	(1.62)	(0.45)	0.00	0.00	(0.45)
06/30/2014	61.05	1.09	4.23	5.32	(1.35)	0.00	0.00	(1.35)
06/30/2013	69.22	0.39	(8.19)	(7.80)	(0.37)	0.00	0.00	(0.37)

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$57.61	$0.45	$0.88	$1.33	$(0.63)	$0.00	$0.00	$(0.63)
06/30/2017	59.09	1.10	(1.61)	(0.51)	(0.97)	0.00	0.00	(0.97)
06/30/2016	56.73	0.54	2.13	2.67	(0.31)	0.00	0.00	(0.31)
06/30/2015	58.14	0.00	(1.17)	(1.17)	(0.09)	0.00	(0.15)	(0.24)
06/30/2014	56.40	0.71	1.81	2.52	(0.78)	0.00	0.00	(0.78)
06/30/2013	59.93	0.44	(3.66)	(3.22)	(0.31)	(0.00)	0.00	(0.31)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$101.62	$2.24	$(0.42)	$1.82	$(2.80)	$0.00	$0.00	$(2.80)
06/30/2017	96.65	4.60	5.66	10.26	(5.29)	0.00	0.00	(5.29)
06/30/2016	100.37	4.52	(3.69)	0.83	(4.55)	0.00	0.00	(4.55)
06/30/2015	106.76	4.06	(4.96)	(0.90)	(4.53)	(0.96)	0.00	(5.49)
06/30/2014	102.54	4.23	4.83	9.06	(4.59)	(0.25)	0.00	(4.84)
06/30/2013	99.62	4.70	3.37	8.07	(5.15)	0.00	0.00	(5.15)

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$104.90	$1.63	$0.86	$2.49	$(1.90)	$(0.06)	$0.00	$(1.96)
06/30/2017	105.72	3.11	(0.86)	2.25	(3.07)	0.00	0.00	(3.07)
06/30/2016	100.50	3.10	4.91	8.01	(2.75)	(0.04)	0.00	(2.79)
06/30/2015	103.21	3.14	(2.35)	0.79	(3.17)	(0.33)	0.00	(3.50)
06/30/2014	102.11	3.42	4.64	8.06	(3.28)	(3.68)	0.00	(6.96)
06/30/2013	105.46	3.40	(2.29)	1.11	(3.71)	(0.75)	0.00	(4.46)

20	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

$50.30	(0.10)%	$95,667	0.16	%*	0.16	%*	0.16	%*	0.16	%*	1.02	%*	24%
50.67	(0.26)	119,187	0.15		0.15		0.15		0.15		0.82		56
51.26	1.19	151,316	0.15		0.15		0.15		0.15		0.68		66
50.99	0.70	107,175	0.14		0.16		0.14		0.16		0.49		60
50.94	0.68	127,442	0.10		0.16		0.10		0.16		0.32		61
50.78	0.20	129,595	0.09		0.15		0.09		0.15		0.33		15

$120.96	5.13%	$189,912	0.15	%*	0.15	%*	0.15	%*	0.15	%*	2.63	%*	10%
117.38	(10.88)	166,683	0.15		0.15		0.15		0.15		2.53		14
135.43	31.09	442,851	0.15		0.15		0.15		0.15		2.67		23
105.39	8.64	96,960	0.16		0.16		0.16		0.16		2.75		18
99.87	9.70	76,902	0.16		0.16		0.16		0.16		3.61		18
94.57	(15.97)	82,276	0.15		0.15		0.15		0.15		2.89		8

$51.97	0.51%	$1,009,299	0.20	%*	0.20	%*	0.20	%*	0.20	%*	1.32	%*	13%
52.18	0.00	1,136,011	0.20		0.20		0.20		0.20		1.64		38
52.83	1.74	1,065,611	0.20		0.20		0.20		0.20		0.36		41
52.18	(2.27)	1,182,866	0.20		0.20		0.20		0.20		(1.28)		31
53.58	2.28	1,337,875	0.20		0.20		0.20		0.20		0.63		33
52.69	(1.13)	1,041,609	0.20		0.20		0.20		0.20		0.04		11

$69.45	7.54%	$244,481	0.21	%*	0.21	%*	0.21	%*	0.21	%*	2.31	%*	3%
65.64	(2.82)	148,992	0.20		0.20		0.20		0.20		2.66		16
69.55	11.25	109,197	0.20		0.20		0.20		0.20		1.59		12
62.95	(2.52)	92,539	0.21		0.21		0.21		0.21		0.31		14
65.02	8.83	69,570	0.21		0.21		0.21		0.21		1.81		47
61.05	(11.33)	105,004	0.20		0.20		0.20		0.20		0.56		16

$58.31	2.32%	$54,226	0.21	%*	0.21	%*	0.21	%*	0.21	%*	1.53	%*	2%
57.61	(0.87)	70,864	0.20		0.20		0.20		0.20		1.88		8
59.09	4.73	90,404	0.20		0.20		0.20		0.20		0.96		10
56.73	(2.02)	92,473	0.21		0.21		0.21		0.21		(0.01)		23
58.14	4.50	106,402	0.21		0.21		0.21		0.21		1.26		19
56.40	(5.41)	72,186	0.20		0.20		0.20		0.20		0.72		11

$100.64	1.81%	$1,575,089	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.41	%*	19%
101.62	10.88	1,824,151	0.55		0.55		0.55		0.55		4.58		43
96.65	1.04	2,044,168	0.55		0.55		0.55		0.55		4.75		34
100.37	(0.82)	2,805,241	0.55		0.55		0.55		0.55		3.92		28
106.76	8.98	5,119,202	0.55		0.55		0.55		0.55		3.98		28
102.54	8.21	2,307,178	0.55		0.55		0.55		0.55		4.52		33

$105.43	2.40%	$851,893	0.20	%*	0.20	%*	0.20	%*	0.20	%*	3.09	%*	5%
104.90	2.19	737,459	0.20		0.20		0.20		0.20		2.97		7
105.72	8.14	447,211	0.20		0.20		0.20		0.20		3.05		13
100.50	0.74	244,203	0.20		0.20		0.20		0.20		3.04		12
103.21	8.24	199,196	0.20		0.20		0.20		0.20		3.36		17
102.11	0.92	140,916	0.20		0.20		0.20		0.20		3.15		34

SEMIANNUAL REPORT	DECEMBER 31, 2017	21

Financial Highlights (Cont.)

		Investment Operations			Less Distributions(b)

Selected Per Share Data for the Year or Period Ended:^	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Active Bond Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$106.07	$1.57	$0.34	$1.91	$(1.89)	$0.00	$0.00	$(1.89)
06/30/2017	107.31	2.88	(0.80)	2.08	(2.48)	0.00	(0.84)	(3.32)
06/30/2016	106.69	3.09	1.31	4.40	(3.78)	0.00	0.00	(3.78)
06/30/2015	108.85	2.83	0.42	3.25	(5.41)	0.00	0.00	(5.41)
06/30/2014	105.66	2.38	2.94	5.32	(1.69)	(0.44)	0.00	(2.13)
06/30/2013	105.55	2.46	0.87	3.33	(2.34)	(0.88)	0.00	(3.22)

PIMCO Enhanced Low Duration Active Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$101.02	$1.17	$(0.47)	$0.70	$(1.40)	$0.00	$0.00	$(1.40)
06/30/2017	100.23	2.17	0.35	2.52	(1.73)	0.00	0.00	(1.73)
06/30/2016	101.62	1.97	(0.24)	1.73	(2.30)	(0.82)	0.00	(3.12)
06/30/2015	101.27	1.32	1.05	2.37	(1.77)	(0.25)	0.00	(2.02)
01/22/2014 - 06/30/2014	100.00	0.30	1.22	1.52	(0.25)	0.00	0.00	(0.25)

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$101.74	$0.86	$0.00	$0.86	$(1.00)	$(0.03)	$0.00	$(1.03)
06/30/2017	101.14	1.45	0.61	2.06	(1.46)	0.00	0.00	(1.46)
06/30/2016	101.15	1.05	(0.02)	1.03	(1.02)	(0.02)	0.00	(1.04)
06/30/2015	101.45	0.62	(0.09)	0.53	(0.74)	(0.09)	0.00	(0.83)
06/30/2014	101.26	0.67	0.36	1.03	(0.69)	(0.15)	0.00	(0.84)
06/30/2013	101.08	0.88	0.22	1.10	(0.92)	0.00	0.00	(0.92)

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$53.48	$0.63	$0.17	$0.80	$(0.74)	$0.00	$0.00	$(0.74)
06/30/2017	55.11	1.25	(1.64)	(0.39)	(1.24)	0.00	0.00	(1.24)
06/30/2016	52.84	1.25	2.15	3.40	(1.13)	0.00	0.00	(1.13)
06/30/2015	53.17	1.12	(0.34)	0.78	(1.11)	0.00	0.00	(1.11)
06/30/2014	52.06	1.05	1.13	2.18	(1.07)	0.00	0.00	(1.07)
06/30/2013	53.70	1.23	(1.60)	(0.37)	(1.20)	(0.07)	0.00	(1.27)

PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
07/01/2017 - 12/31/2017+	$50.25	$0.37	$(0.22)	$0.15	$(0.42)	$0.00	$0.00	$(0.42)
06/30/2017	50.65	0.60	(0.41)	0.19	(0.59)	0.00	0.00	(0.59)
06/30/2016	50.24	0.48	0.36	0.84	(0.43)	0.00	0.00	(0.43)
06/30/2015	50.47	0.38	(0.19)	0.19	(0.42)	0.00	0.00	(0.42)
06/30/2014	50.14	0.26	0.29	0.55	(0.22)	0.00	0.00	(0.22)
06/30/2013	50.54	0.40	(0.33)	0.07	(0.47)	(0.00)	0.00	(0.47)

+	Unaudited
*	Annualized
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(d)	Effective May 8, 2017, the Fund’s Management fees was decreased by 0.09% to an annual rate of 0.46%.

22	PIMCO ETF TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

$106.09	1.81%	$2,178,131	0.84	%*	0.84	%*	0.55	%*	0.55	%*	2.94	%*	65%
106.07	2.00	2,039,657	0.61		0.61		0.55		0.55		2.70		569
107.31	4.25	2,594,821	0.56		0.58		0.55		0.57		2.92		475
106.69	3.01	2,489,072	0.57		0.63		0.55		0.61		2.60		180
108.85	5.10	3,431,844	0.56		0.57		0.55		0.56		2.24		577
105.66	3.11	4,398,592	0.55		0.55		0.55		0.55		2.26		449

$100.32	0.70%	$150,474	0.70	%*	0.77	%*	0.40	%*	0.47	%*	2.31	%*	185%
101.02	2.54	93,947	0.67	(d)	0.74	(d)	0.47	(d)	0.54	(d)	2.15		651
100.23	1.75	58,134	0.57		0.64		0.55		0.56		1.96		2,288
101.62	2.37	175,808	0.52		0.57		0.50		0.55		1.30		1,591
101.27	1.52	139,750	0.56	*	0.69	*	0.56	*	0.69	*	0.69	*	4,098

$101.57	0.84%	$8,043,967	0.36	%*	0.36	%*	0.35	%*	0.35	%*	1.69	%*	35%
101.74	2.05	7,195,945	0.35		0.35		0.35		0.35		1.43		82
101.14	1.03	4,647,542	0.36		0.36		0.35		0.35		1.04		208
101.15	0.53	3,536,050	0.36		0.36		0.35		0.35		0.61		193
101.45	1.02	3,773,896	0.35		0.35		0.35		0.35		0.66		188
101.26	1.09	3,752,615	0.35		0.35		0.35		0.35		0.87		100

$53.54	1.51%	$273,596	0.35	%*	0.35	%*	0.35	%*	0.35	%*	2.35	%*	9%
53.48	(0.69)	259,917	0.35		0.35		0.35		0.35		2.33		30
55.11	6.52	254,045	0.35		0.35		0.35		0.35		2.32		23
52.84	1.45	227,728	0.35		0.35		0.35		0.35		2.09		13
53.17	4.23	210,548	0.35		0.35		0.35		0.35		2.01		15
52.06	(0.76)	187,931	0.35		0.35		0.35		0.35		2.26		35

$49.98	0.30%	$67,967	0.35	%*	0.35	%*	0.35	%*	0.35	%*	1.46	%*	32%
50.25	0.37	65,826	0.35		0.35		0.35		0.35		1.20		80
50.65	1.67	68,881	0.35		0.35		0.35		0.35		0.95		36
50.24	0.37	55,765	0.35		0.35		0.35		0.35		0.76		20
50.47	1.10	76,211	0.35		0.35		0.35		0.35		0.51		44
50.14	0.14	60,671	0.35		0.35		0.35		0.35		0.79		42

SEMIANNUAL REPORT	DECEMBER 31, 2017	23

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund

Assets:
Investments, at value
Investments in securities*^	$95,333	$189,880	$1,007,238	$243,474
Investments in Affiliates	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	0	0	0
Cash	0	5	0	84
Deposits with counterparty	0	0	0	0
Foreign currency, at value	0	0	0	0
Receivable for investments sold	2,225	10,148	0	768
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	27,664	0	0	0
Interest and/or dividends receivable	472	0	2,441	995
Reimbursement receivable from PIMCO	1	0	0	1
Other assets	0	0	0	0
Total Assets	125,695	200,033	1,009,679	245,322

Liabilities:
Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for sale-buyback transactions	0	0	0	0
Payable for short sales	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	0
Over the counter	0	0	0	0
Payable for investments purchased	29,944	8,868	0	0
Payable upon return of securities loaned	0	0	0	0
Deposits from counterparty	0	0	0	0
Distributions payable	74	1,228	195	798
Accrued management fees	9	24	177	41
Other liabilities	1	1	8	2
Total Liabilities	30,028	10,121	380	841

Net Assets	$95,667	$189,912	$1,009,299	$244,481

Net Assets Consist of:
Paid in capital	$96,819	$219,866	$1,032,578	$246,595
Undistributed (overdistributed) net investment income	(12)	(29)	(7)	8
Accumulated undistributed net realized gain (loss)	(447)	(23,574)	(15,321)	(12,247)
Net unrealized appreciation (depreciation)	(693)	(6,351)	(7,951)	10,125

Net Assets	$95,667	$189,912	$1,009,299	$244,481

Shares Issued and Outstanding	1,902	1,570	19,420	3,520

Net Asset Value Per Share Outstanding:	$50.30	$120.96	$51.97	$69.45

Cost of investments in securities	$96,026	$196,231	$1,015,189	$233,349
Cost of investments in Affiliates	$0	$0	$0	$0
Cost of foreign currency held	$0	$0	$0	$0
Proceeds received on short sales	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$0	$0	$0	$0

* Includes repurchase agreements of:	$491	$0	$967	$0
^ Includes securities on loan of:	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO ETF TRUST	See Accompanying Notes

(Unaudited)

PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

$53,983	$1,576,616	$850,568	$2,410,007	$228,925	$8,079,787	$271,420	$67,585
0	62,167	0	0	0	0	0	0

0	145	0	44	25	0	0	0
0	0	0	4,071	50	0	0	0
0	1,073	0	7	0	6	0	0
0	6,763	675	1,416	653	0	0	0
0	0	0	23	16	0	0	0
0	2,007	0	83,406	3,087	999	0	0
0	0	0	73,097	0	0	0	0
0	0	0	5,297	0	14,216	0	0
253	24,486	8,633	14,941	1,247	32,853	2,797	485
0	0	0	0	0	0	0	0
0	3,000	0	4	0	0	0	0
54,236	1,676,257	859,876	2,592,313	234,003	8,127,861	274,217	68,070

$0	$0	$2,558	$213,348	$25,970	$0	$0	$0
0	0	0	95,087	53,270	0	0	0
0	0	0	0	1,000	0	0	0

0	0	11	17	65	0	0	0
0	0	0	7,183	163	0	0	0
0	29,182	3,035	89,201	2,610	69,856	0	0
0	65,167	0	0	0	0	0	0
0	0	0	2,783	0	0	0	0
0	6,045	2,222	5,516	401	11,492	536	82
10	762	148	1,032	49	2,449	83	21
0	12	9	15	1	97	2	0
10	101,168	7,983	414,182	83,529	83,894	621	103

$54,226	$1,575,089	$851,893	$2,178,131	$150,474	$8,043,967	$273,596	$67,967

$56,145	$1,711,320	$834,348	$2,200,971	$152,940	$8,023,079	$269,012	$68,505
(46)	(4,401)	(11)	1,302	16	738	8	(35)
(1,060)	(113,191)	316	(31,328)	(2,298)	1,443	(4,103)	(639)
(813)	(18,639)	17,240	7,186	(184)	18,707	8,679	136

$54,226	$1,575,089	$851,893	$2,178,131	$150,474	$8,043,967	$273,596	$67,967

930	15,650	8,080	20,530	1,500	79,200	5,110	1,360

$58.31	$100.64	$105.43	$106.09	$100.32	$101.57	$53.54	$49.98

$54,796	$1,595,426	$833,373	$2,400,921	$228,972	$8,061,080	$262,741	$67,449
$0	$62,167	$0	$0	$0	$0	$0	$0
$0	$0	$0	$23	$17	$0	$0	$0
$0	$0	$0	$0	$997	$0	$0	$0
$0	$8,558	$23	$6,354	$(504)	$0	$0	$0

$606	$131,305	$7,329	$12,550	$3,894	$52,595	$503	$587
$0	$63,863	$0	$0	$0	$0	$0	$0

SEMIANNUAL REPORT	DECEMBER 31, 2017	25

Statements of Operations

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund

Investment Income:
Interest, net of foreign taxes*	$606	$2,453	$8,175	$2,728
Dividends from Investments in Affiliates	0	0	0	0
Securities lending income	0	0	0	0
Total Income	606	2,453	8,175	2,728

Expenses:
Management fees	77	132	1,072	218
Trustee fees	2	3	17	3
Interest expense	0	0	0	0
Miscellaneous expense	3	1	1	5
Total Expenses	82	136	1,090	226
Waiver and/or Reimbursement by PIMCO	(2)	0	0	(3)
Net Expenses	80	136	1,090	223

Net Investment Income (Loss)	526	2,317	7,085	2,505

Net Realized Gain (Loss):
Investments in securities	(118)	(1,476)	(1,008)	(502)
In-kind redemptions	(235)	91	112	218
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency	0	0	0	0

Net Realized Gain (Loss)	(353)	(1,385)	(896)	(284)

Net Change in Unrealized Appreciation (Depreciation):
Investments in securities	(202)	7,728	(365)	14,836
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	0
Over the counter financial derivative instruments	0	0	0	0
Short sales	0	0	0	0
Foreign currency assets and liabilities	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(202)	7,728	(365)	14,836

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29)	$8,660	$5,824	$17,057

* Foreign tax withholdings	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

26	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund

$559	$42,939	$13,372	$39,909	$1,832	$77,530	$3,605	$598
0	275	0	0	0	0	0	0
0	290	1	0	0	0	0	0
559	43,504	13,373	39,909	1,832	77,530	3,605	598

64	4,819	813	5,807	280	13,251	468	115
1	28	11	31	2	108	4	1
0	26	2	3,077	183	237	0	0
2	2	0	5	3	2	0	0
67	4,875	826	8,920	468	13,598	472	116
(1)	0	0	0	(44)	0	0	0
66	4,875	826	8,920	424	13,598	472	116

493	38,629	12,547	30,989	1,408	63,932	3,133	482

(34)	2,459	1,183	2,742	27	5,689	(15)	(39)
(96)	8,284	0	0	0	0	0	0
0	10,513	350	1,990	111	0	0	0
0	3	0	(5,677)	(47)	0	0	0
0	0	0	0	37	0	0	0
0	0	0	167	(7)	0	0	0

(130)	21,259	1,533	(778)	121	5,689	(15)	(39)

1,093	(22,308)	5,168	3,638	(643)	(6,965)	827	(255)
0	(6,932)	(108)	556	(125)	0	0	0
0	0	0	3,559	16	0	0	0
0	0	0	(395)	0	0	0	0
0	(26)	2	36	0	0	0	0

1,093	(29,266)	5,062	7,394	(752)	(6,965)	827	(255)

$1,456	$30,622	$19,142	$37,605	$777	$62,656	$3,945	$188

$0	$0	$4	$0	$0	$39	$0	$0

SEMIANNUAL REPORT	DECEMBER 31, 2017	27

Statements of Changes in Net Assets

	PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund		PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$526	$1,077	$2,317	$5,238
Net realized gain (loss)	(353)	45	(1,385)	24,962
Net change in unrealized appreciation (depreciation)	(202)	(1,384)	7,728	(42,256)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29)	(262)	8,660	(12,056)

Distributions to Shareholders:
From net investment income	(622)	(1,065)	(3,534)	(5,636)
From net realized capital gains	0	(71)	0	0
Tax basis return of capital	0	0	0	0

Total Distributions(a)	(622)	(1,136)	(3,534)	(5,636)

Fund Share Transactions:
Receipts for shares sold	27,664	50,723	23,899	84,145
Cost of shares redeemed	(50,533)	(81,454)	(5,796)	(342,621)
Net increase (decrease) resulting from Fund share transactions	(22,869)	(30,731)	18,103	(258,476)

Total Increase (Decrease) in Net Assets	(23,520)	(32,129)	23,229	(276,168)

Net Assets:
Beginning of period	119,187	151,316	166,683	442,851
End of period*	$95,667	$119,187	$189,912	$166,683

* Including undistributed (overdistributed) net investment income of:	$(12)	$84	$(29)	$1,188

Shares of Beneficial Interest:
Shares sold	550	1,000	200	750
Shares redeemed	(1,000)	(1,600)	(50)	(2,600)
Net increase (decrease) in shares outstanding	(450)	(600)	150	(1,850)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

28	PIMCO ETF TRUST	See Accompanying Notes

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund		PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		PIMCO Broad U.S. TIPS Index Exchange-Traded Fund		PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund		PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

$7,085	$18,037	$2,505	$3,107	$493	$1,427	$38,629	$90,804	$12,547	$17,886
(896)	462	(284)	324	(130)	1,184	21,259	38,254	1,533	(588)
(365)	(18,307)	14,836	(5,512)	1,093	(2,677)	(29,266)	75,025	5,062	(2,773)

5,824	192	17,057	(2,081)	1,456	(66)	30,622	204,083	19,142	14,525

(9,693)	(13,498)	(3,441)	(3,191)	(729)	(1,369)	(48,489)	(105,587)	(14,546)	(17,186)
0	0	0	0	0	0	0	0	(515)	0
0	0	0	0	0	0	0	0	0	0

(9,693)	(13,498)	(3,441)	(3,191)	(729)	(1,369)	(48,489)	(105,587)	(15,061)	(17,186)

26,110	220,618	88,486	69,647	8,649	32,134	375,145	983,067	110,353	364,630
(148,953)	(136,912)	(6,613)	(24,580)	(26,014)	(50,239)	(606,340)	(1,301,580)	0	(71,721)
(122,843)	83,706	81,873	45,067	(17,365)	(18,105)	(231,195)	(318,513)	110,353	292,909

(126,712)	70,400	95,489	39,795	(16,638)	(19,540)	(249,062)	(220,017)	114,434	290,248

1,136,011	1,065,611	148,992	109,197	70,864	90,404	1,824,151	2,044,168	737,459	447,211
$1,009,299	$1,136,011	$244,481	$148,992	$54,226	$70,864	$1,575,089	$1,824,151	$851,893	$737,459

$(7)	$2,601	$8	$944	$(46)	$190	$(4,401)	$5,459	$(11)	$1,988

500	4,200	1,350	1,050	150	550	3,700	9,850	1,050	3,500
(2,850)	(2,600)	(100)	(350)	(450)	(850)	(6,000)	(13,050)	0	(700)
(2,350)	1,600	1,250	700	(300)	(300)	(2,300)	(3,200)	1,050	2,800

SEMIANNUAL REPORT	DECEMBER 31, 2017	29

Statements of Changes in Net Assets (Cont.)

	PIMCO Active Bond Exchange-Traded Fund		PIMCO Enhanced Low Duration Active Exchange-Traded Fund

(Amounts in thousands†)	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$30,989	$61,647	$1,408	$1,653
Net realized gain (loss)	(778)	(26,162)	121	10
Net change in unrealized appreciation (depreciation)	7,394	365	(752)	216

Net Increase (Decrease) in Net Assets Resulting from Operations	37,605	35,850	777	1,879

Distributions to Shareholders:
From net investment income	(37,410)	(53,716)	(1,725)	(1,285)
From net realized capital gains	0	0	0	0
Tax basis return of capital	0	(17,981)	0	0

Total Distributions(a)	(37,410)	(71,697)	(1,725)	(1,285)

Fund Share Transactions:
Receipts for shares sold	159,578	133,005	57,475	35,219
Cost of shares redeemed	(21,299)	(652,322)	0	0
Net increase (decrease) resulting from Fund share transactions	138,279	(519,317)	57,475	35,219

Total Increase (Decrease) in Net Assets	138,474	(555,164)	56,527	35,813

Net Assets:
Beginning of period	2,039,657	2,594,821	93,947	58,134
End of period*	$2,178,131	$2,039,657	$150,474	$93,947

* Including undistributed (overdistributed) net investment income of:	$1,302	$7,723	$16	$333

Shares of Beneficial Interest:
Shares sold	1,500	1,250	570	350
Shares redeemed	(200)	(6,200)	0	0
Net increase (decrease) in shares outstanding	1,300	(4,950)	570	350

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

30	PIMCO ETF TRUST	See Accompanying Notes

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund		PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund		PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017

$63,932	$81,399	$3,133	$6,080	$482	$811
5,689	6,298	(15)	(2,191)	(39)	(384)
(6,965)	26,398	827	(5,467)	(255)	(249)

62,656	114,095	3,945	(1,578)	188	178

(74,112)	(80,300)	(3,690)	(5,984)	(557)	(784)
(2,043)	0	0	0	0	0
0	0	0	0	0	0

(76,155)	(80,300)	(3,690)	(5,984)	(557)	(784)

982,565	3,131,507	13,424	39,807	5,030	5,032
(121,044)	(616,899)	0	(26,373)	(2,520)	(7,481)
861,521	2,514,608	13,424	13,434	2,510	(2,449)

848,022	2,548,403	13,679	5,872	2,141	(3,055)

7,195,945	4,647,542	259,917	254,045	65,826	68,881
$8,043,967	$7,195,945	$273,596	$259,917	$67,967	$65,826

$738	$10,918	$8	$565	$(35)	$40

9,660	30,870	250	750	100	100
(1,190)	(6,090)	0	(500)	(50)	(150)
8,470	24,780	250	250	50	(50)

SEMIANNUAL REPORT	DECEMBER 31, 2017	31

Statements of Cash Flows

Six Months Ended December 31, 2017 (Unaudited)
(Amounts in thousands†)	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$37,605	$777

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(1,636,040)	(372,606)
Proceeds from sales of long-term securities	1,858,684	290,405
(Purchases) Proceeds from sales of short-term portfolio investments, net	27,173	(6,140)
(Increase) decrease in deposits with counterparty	306	228
(Increase) decrease in receivable for investments sold	426,507	(3,087)
(Increase) decrease in interest and/or dividends receivable	(1,338)	(441)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	2,666	52
Proceeds from (Payments on) over the counter financial derivative instruments	(7,708)	(23)
Increase (decrease) in reimbursement receivable from PIMCO	0	(1)
Increase (decrease) in payable for investments purchased	(438,085)	(2,237)
Increase (decrease) in deposits from counterparty	(2,110)	0
Increase (decrease) in accrued management fees	50	18
Proceeds from (Payments on) short sales transactions, net	(122,524)	1,034
Proceeds from (Payments on) foreign currency transactions	203	(7)
Increase (decrease) in other liabilities	(7)	0
Net Realized (Gain) Loss
Investments in securities	(2,742)	(27)
Exchange-traded or centrally cleared financial derivative instruments	(1,990)	(111)
Over the counter financial derivative instruments	5,677	47
Short sales	0	(37)
Foreign currency	(167)	7
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(3,638)	643
Exchange-traded or centrally cleared financial derivative instruments	(556)	125
Over the counter financial derivative instruments	(3,559)	(16)
Short sales	395	0
Foreign currency assets and liabilities	(36)	0
Net amortization (accretion) on investments	3,593	312

Net Cash Provided by (Used for) Operating Activities	142,359	(91,085)

Cash Flows Received from (Used for) Financing Activities:
Proceeds from shares sold	159,585	57,475
Payments on shares redeemed	(21,299)	0
Cash distributions paid	(31,894)	(1,324)
Proceeds from reverse repurchase agreements	1,921,539	279,377
Payments on reverse repurchase agreements	(1,781,436)	(292,810)
Proceeds from sale-buyback transactions	3,111,950	2,103,970
Payments on sale-buyback transactions	(3,500,964)	(2,055,690)

Net Cash Received from (Used for) Financing Activities	(142,519)	90,998

Net Increase (Decrease) in Cash and Foreign Currency	(160)	(87)

Cash and Foreign Currency:
Beginning of period	190	103
End of period	$30	$16

Supplemental Disclosure of Cash Flow Information:
Interest expense paid during the period	$2,445	$185

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

32	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%

U.S. TREASURY OBLIGATIONS 99.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	$3,430	$3,770
U.S. Treasury Notes
0.750% due 02/15/2019	5,010	4,950
0.750% due 07/15/2019	2,920	2,871
0.875% due 04/15/2019	5,450	5,383
0.875% due 05/15/2019	4,045	3,992
0.875% due 06/15/2019	3,215	3,170
0.875% due 07/31/2019	2,730	2,689
0.875% due 09/15/2019	3,800	3,736
1.000% due 03/15/2019	4,820	4,772
1.000% due 10/15/2019	4,385	4,318
1.125% due 01/15/2019	3,870	3,842

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.375% due 12/15/2019	$3,840	$3,802
1.375% due 01/15/2020	4,060	4,018
1.375% due 09/15/2020	3,235	3,189
1.500% due 04/15/2020	3,870	3,834
1.500% due 06/15/2020	1,965	1,945
1.500% due 07/15/2020	3,815	3,774
1.500% due 08/15/2020	3,235	3,199
1.625% due 03/15/2020	2,605	2,589
1.625% due 10/15/2020	3,105	3,078
1.875% due 12/15/2020	1,400	1,396
2.625% due 08/15/2020	1,580	1,608
2.625% due 11/15/2020	4,580	4,663
3.375% due 11/15/2019	4,770	4,901
3.500% due 05/15/2020	4,715	4,888
3.625% due 02/15/2020	4,310	4,465

Total U.S. Treasury Obligations (Cost $95,535)		94,842

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (a) 0.5%
$491

Total Short-Term Instruments (Cost $491)	491

Total Investments in Securities (Cost $96,026)	95,333

Total Investments 99.7% (Cost $96,026)	$95,333

Other Assets and Liabilities, net 0.3%	334

Net Assets 100.0%	$95,667

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$491	U.S. Treasury Notes 2.250% due 01/31/2024	$(503)	$491	$491

Total Repurchase Agreements						$(503)	$491	$491

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$491	$0	$0	$0	$491	$(503)	$(12)

Total Borrowings and Other Financing Transactions	$491	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$94,842	$0	$94,842
Short-Term Instruments
Repurchase Agreements	0	491	0	491

Total Investments	$0	$95,333	$0	$95,333

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	33

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.0%

U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury STRIPS (a)
0.000% due 02/15/2043	$20,477	$10,274
0.000% due 05/15/2043	20,196	10,051
0.000% due 08/15/2043	20,596	10,170
0.000% due 11/15/2043	19,825	9,719
0.000% due 02/15/2044	20,383	9,920
0.000% due 05/15/2044	20,431	9,864
0.000% due 08/15/2044	20,005	9,594
0.000% due 11/15/2044	20,468	9,740
0.000% due 02/15/2045	20,128	9,486
0.000% due 05/15/2045	20,495	9,605
0.000% due 08/15/2045	20,212	9,398
0.000% due 11/15/2045	20,435	9,432
0.000% due 02/15/2046	20,368	9,325
0.000% due 05/15/2046	20,057	9,118

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2046	$20,471	$9,254
0.000% due 11/15/2046	20,056	8,987
0.000% due 02/15/2047	20,400	9,115
0.000% due 05/15/2047	20,565	9,113
0.000% due 08/15/2047	20,141	8,861
0.000% due 11/15/2047	20,250	8,854

Total U.S. Treasury Obligations (Cost $196,231)		189,880

Total Investments in Securities (Cost $196,231)		189,880

Total Investments 100.0% (Cost $196,231)		$189,880

Other Assets and Liabilities, net 0.0%		32

Net Assets 100.0%		$189,912

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$189,880	$0	$189,880

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

34	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019	$119,112	$118,882
0.125% due 04/15/2020	117,240	117,048
0.125% due 04/15/2021	107,404	107,026
0.125% due 01/15/2022	102,421	102,063
0.125% due 04/15/2022	68,173	67,729
0.125% due 07/15/2022	99,453	99,383
0.625% due 07/15/2021	85,851	87,545
1.125% due 01/15/2021	90,675	93,421
1.250% due 07/15/2020	84,234	87,010
1.375% due 01/15/2020	47,824	49,098
1.875% due 07/15/2019	41,450	42,753
2.125% due 01/15/2019	33,607	34,313

Total U.S. Treasury Obligations (Cost $1,014,222)		1,006,271

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
$967

Total Short-Term Instruments (Cost $967)	967

Total Investments in Securities (Cost $1,015,189)	1,007,238

Total Investments 99.8% (Cost $1,015,189)	$1,007,238

Other Assets and Liabilities, net 0.2%	2,061

Net Assets 100.0%	$1,009,299

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$967	U.S. Treasury Notes 2.250% due 01/31/2024	$(990)	$967	$967

Total Repurchase Agreements						$(990)	$967	$967

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$967	$0	$0	$0	$967	$(990)	$(23)

Total Borrowings and Other Financing Transactions	$967	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$1,006,271	$0	$1,006,271
Short-Term Instruments
Repurchase Agreements	0	967	0	967

Total Investments	$0	$1,007,238	$0	$1,007,238

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	35

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	$29,553	$28,999
0.750% due 02/15/2042	30,316	30,695
0.750% due 02/15/2045	28,835	29,058
0.875% due 02/15/2047	22,836	23,792
1.000% due 02/15/2046	25,587	27,407
1.375% due 02/15/2044	29,299	33,913
2.125% due 02/15/2040	20,767	27,082
2.125% due 02/15/2041	32,381	42,528

Total U.S. Treasury Obligations (Cost $233,349)		243,474

Total Investments in Securities (Cost $233,349)		243,474

Total Investments 99.6% (Cost $233,349)		$243,474

Other Assets and Liabilities, net 0.4%		1,007

Net Assets 100.0%		$244,481

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$243,474	$0	$243,474

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

36	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%

U.S. TREASURY OBLIGATIONS 98.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$2,710	$2,701
0.125% due 07/15/2022	2,972	2,970
0.125% due 01/15/2023	2,508	2,490
0.125% due 07/15/2026	1,273	1,245
0.375% due 07/15/2025	3,201	3,209
0.375% due 01/15/2027	1,982	1,970
0.625% due 01/15/2024	4,614	4,699
0.750% due 02/15/2042	2,684	2,718
0.875% due 02/15/2047	718	748

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 02/15/2046	$784	$840
1.125% due 01/15/2021	5,253	5,413
1.375% due 01/15/2020	3,944	4,049
1.375% due 02/15/2044	2,861	3,311
1.750% due 01/15/2028	1,975	2,222
1.875% due 07/15/2019	2,517	2,596
2.000% due 01/15/2026	3,101	3,491
2.125% due 02/15/2040	733	956
2.375% due 01/15/2025	3,419	3,900
2.500% due 01/15/2029	2,596	3,154
3.375% due 04/15/2032	502	695

Total U.S. Treasury Obligations (Cost $54,190)		53,377

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.1%

REPURCHASE AGREEMENTS (b) 1.1%
$606

Total Short-Term Instruments (Cost $606)	606

Total Investments in Securities (Cost $54,796)	53,983

Total Investments 99.6% (Cost $54,796)	$53,983

Other Assets and Liabilities, net 0.4%	243

Net Assets 100.0%	$54,226

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$606	U.S. Treasury Notes 2.250% due 01/31/2024	$(618)	$606	$606

Total Repurchase Agreements						$(618)	$606	$606

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$606	$0	$0	$0	$606	$(618)	$(12)

Total Borrowings and Other Financing Transactions	$606	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$53,377	$0	$53,377
Short-Term Instruments
Repurchase Agreements	0	606	0	606

Total Investments	$0	$53,983	$0	$53,983

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	37

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.1%

CORPORATE BONDS & NOTES 91.8%

BANKING & FINANCE 11.5%
Abe Investment Holdings, Inc.
10.500% due 10/16/2020	$1,200	$1,173
AGFC Capital Trust
3.109% (US0003M + 1.750%) due 01/15/2067 ~	1,500	832
Aircastle Ltd.
5.125% due 03/15/2021	3,511	3,704
5.500% due 02/15/2022	4,645	4,999
Ally Financial, Inc.
3.500% due 01/27/2019	3,409	3,435
3.750% due 11/18/2019	2,650	2,690
4.125% due 03/30/2020	3,945	4,034
4.125% due 02/13/2022	6,525	6,687
4.250% due 04/15/2021	5,745	5,903
4.750% due 09/10/2018	4,875	4,948
8.000% due 03/15/2020	1,845	2,039
Barclays Bank PLC
7.750% due 04/10/2023 •(f)	1,530	1,557
BPCE S.A.
4.500% due 03/15/2025	1,820	1,905
CIT Group, Inc.
3.875% due 02/19/2019	150	152
5.000% due 08/15/2022	3,000	3,187
5.375% due 05/15/2020	3,068	3,248
5.500% due 02/15/2019	1,797	1,851
CoreCivic, Inc.
5.000% due 10/15/2022	4,051	4,254
Crescent Communities LLC
8.875% due 10/15/2021	1,900	2,023
Equinix, Inc.
5.375% due 01/01/2022	1,600	1,668
FBM Finance, Inc.
8.250% due 08/15/2021	3,549	3,789
Genworth Holdings, Inc.
7.200% due 02/15/2021	1,800	1,764
7.625% due 09/24/2021	5,405	5,310
HBOS PLC
6.750% due 05/21/2018	1,880	1,912
HUB International Ltd.
7.875% due 10/01/2021	2,981	3,108
Icahn Enterprises LP
4.875% due 03/15/2019	4,817	4,819
6.000% due 08/01/2020	4,189	4,311
6.250% due 02/01/2022	4,225	4,331
International Lease Finance Corp.
6.250% due 05/15/2019	3,465	3,632
iStar, Inc.
5.000% due 07/01/2019	1,868	1,879
Jefferies Finance LLC
7.375% due 04/01/2020	4,175	4,311
7.500% due 04/15/2021	1,900	1,976
Jefferies LoanCore LLC
6.875% due 06/01/2020	1,900	1,958
KCA Deutag UK Finance PLC
9.875% due 04/01/2022	1,800	1,917
Nationstar Mortgage LLC
6.500% due 08/01/2018	800	802
7.875% due 10/01/2020	2,410	2,463
9.625% due 05/01/2019	5,243	5,395
Navient Corp.
4.875% due 06/17/2019	5,254	5,356
5.000% due 10/26/2020	6,058	6,156
5.500% due 01/15/2019	2,510	2,560
6.500% due 06/15/2022	5,000	5,251
6.625% due 07/26/2021	9,425	9,967
7.250% due 01/25/2022	500	538
8.000% due 03/25/2020	1,837	1,991
OneMain Financial Holdings LLC
6.750% due 12/15/2019	3,736	3,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Radian Group, Inc.
5.250% due 06/15/2020	$1,345	$1,421
5.500% due 06/01/2019	783	815
7.000% due 03/15/2021	1,158	1,303
Realogy Group LLC
4.500% due 04/15/2019	2,115	2,152
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 •(c)	233	305
SBA Communications Corp.
4.000% due 10/01/2022	5,611	5,646
Springleaf Finance Corp.
6.125% due 05/15/2022	2,000	2,085
7.750% due 10/01/2021	3,751	4,140
8.250% due 12/15/2020	2,832	3,122
Starwood Property Trust, Inc.
5.000% due 12/15/2021	1,785	1,856
Stearns Holdings LLC
9.375% due 08/15/2020	3,719	3,877
TMX Finance LLC
8.500% due 09/15/2018	4,345	3,997
VEREIT Operating Partnership LP
4.125% due 06/01/2021	100	104

		180,468

INDUSTRIALS 71.8%
24 Hour Fitness Worldwide, Inc.
8.000% due 06/01/2022	3,385	3,326
Abengoa Abenewco S.A.U. (0.250% Cash or 1.250% PIK)
1.500% due 03/31/2023 (a)	465	52
ADT Corp.
3.500% due 07/15/2022	4,565	4,519
5.250% due 03/15/2020	6,760	7,090
Airxcel, Inc.
8.500% due 02/15/2022	2,000	2,125
Alberta ULC
14.000% due 02/13/2020 ^(a)(b)	672	0
Aleris International, Inc.
7.875% due 11/01/2020	6,398	6,366
9.500% due 04/01/2021	3,857	4,088
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018	7,850	7,870
Allegheny Technologies, Inc.
5.950% due 01/15/2021	4,382	4,492
Altice Luxembourg S.A.
7.750% due 05/15/2022	6,865	6,736
American Airlines Group, Inc.
5.500% due 10/01/2019	5,168	5,336
Andeavor Logistics LP
5.500% due 10/15/2019	4,017	4,175
Anglo American Capital PLC
3.750% due 04/10/2022	2,470	2,512
9.375% due 04/08/2019	3,980	4,326
Anixter, Inc.
5.125% due 10/01/2021	4,460	4,716
Antero Resources Corp.
5.375% due 11/01/2021	6,515	6,702
APX Group, Inc.
6.375% due 12/01/2019	2,708	2,752
ArcelorMittal
5.125% due 06/01/2020	3,687	3,871
5.750% due 08/05/2020	3,175	3,365
6.000% due 03/01/2021	4,825	5,235
6.750% due 02/25/2022	2,450	2,738
Arconic, Inc.
5.400% due 04/15/2021	4,211	4,484
5.720% due 02/23/2019	3,221	3,339
6.150% due 08/15/2020	2,155	2,325
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	1,200	1,224
6.000% due 06/30/2021	4,775	4,918
Ascent Resources Utica Holdings LLC
10.000% due 04/01/2022	4,132	4,452

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Avis Budget Car Rental LLC
5.125% due 06/01/2022	$1,000	$1,016
Avon Products, Inc.
6.500% due 03/01/2019	800	804
6.600% due 03/15/2020	4,801	4,489
Ball Corp.
4.375% due 12/15/2020	2,405	2,498
BC Unlimited Liability Co.
4.625% due 01/15/2022	3,440	3,530
BlueScope Steel Finance Ltd.
6.500% due 05/15/2021	2,930	3,062
BMC Software Finance, Inc.
8.125% due 07/15/2021	7,942	8,031
Bombardier, Inc.
7.750% due 03/15/2020	3,390	3,657
8.750% due 12/01/2021	12,400	13,702
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)	4,725	4,740
Bristow Group, Inc.
6.250% due 10/15/2022	4,320	3,559
Brookfield Residential Properties, Inc.
6.500% due 12/15/2020	1,800	1,841
Cablevision Systems Corp.
7.750% due 04/15/2018	3,910	3,969
8.000% due 04/15/2020	3,621	3,874
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	3,642	3,733
CalAtlantic Group, Inc.
6.250% due 12/15/2021	1,800	1,962
6.625% due 05/01/2020	250	269
8.375% due 05/15/2018	2,405	2,459
Calfrac Holdings LP
7.500% due 12/01/2020	1,800	1,782
Calumet Specialty Products Partners LP
6.500% due 04/15/2021	7,475	7,475
Carrizo Oil & Gas, Inc.
7.500% due 09/15/2020	2,137	2,180
CCO Holdings LLC
4.000% due 03/01/2023	1,780	1,767
5.250% due 03/15/2021	3,120	3,175
Cenovus Energy, Inc.
5.700% due 10/15/2019	2,070	2,178
Centene Corp.
5.625% due 02/15/2021	5,900	6,077
Cenveo Corp.
6.000% due 08/01/2019	2,816	2,013
Cequel Communications Holdings LLC
5.125% due 12/15/2021	6,160	6,191
6.375% due 09/15/2020	4,958	5,045
CEVA Group PLC
7.000% due 03/01/2021	2,140	2,086
CF Industries, Inc.
7.125% due 05/01/2020	6,794	7,416
Chesapeake Energy Corp.
6.625% due 08/15/2020	5,266	5,503
Cimpress NV
7.000% due 04/01/2022	1,800	1,863
CITGO Holding, Inc.
10.750% due 02/15/2020	6,960	7,499
Claire’s Stores, Inc.
9.000% due 03/15/2019	3,455	2,272
Clean Harbors, Inc.
5.125% due 06/01/2021	1,200	1,215
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020	13,670	13,448
CNH Industrial Capital LLC
3.625% due 04/15/2018	750	756
3.875% due 10/15/2021	2,530	2,581
4.375% due 11/06/2020	2,761	2,871
4.375% due 04/05/2022	3,620	3,759
CNX Resources Corp.
5.875% due 04/15/2022	10,202	10,470

38	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CommScope, Inc.
5.000% due 06/15/2021	$3,300	$3,374
Community Health Systems, Inc.
6.875% due 02/01/2022	11,518	6,680
7.125% due 07/15/2020 (e)	3,540	2,664
8.000% due 11/15/2019 (e)	7,277	6,204
Comstock Resources, Inc. (10.000% Cash or 12.250% PIK)
10.000% due 03/15/2020 (a)	4,092	4,240
Consolidated Communications, Inc.
6.500% due 10/01/2022	1,600	1,448
Corporate Risk Holdings LLC
9.500% due 07/01/2019	4,755	4,975
CPG Merger Sub LLC
8.000% due 10/01/2021	600	623
CSC Holdings LLC
6.750% due 11/15/2021	6,400	6,880
7.625% due 07/15/2018	1,773	1,817
8.625% due 02/15/2019	1,325	1,401
D.R. Horton, Inc.
3.750% due 03/01/2019	275	279
4.000% due 02/15/2020	1,770	1,822
DAE Funding LLC
4.000% due 08/01/2020	200	203
4.500% due 08/01/2022	200	197
DCP Midstream Operating LP
5.350% due 03/15/2020	3,175	3,326
Dell International LLC
5.875% due 06/15/2021	9,010	9,370
Dell, Inc.
4.625% due 04/01/2021	2,883	2,991
Denbury Resources, Inc.
9.000% due 05/15/2021	4,758	4,883
DISH DBS Corp.
4.250% due 04/01/2018	3,671	3,694
5.125% due 05/01/2020	6,203	6,350
5.875% due 07/15/2022	2,900	2,925
6.750% due 06/01/2021	7,019	7,396
7.875% due 09/01/2019	3,634	3,897
DJO Finance LLC
10.750% due 04/15/2020	2,204	1,995
DJO Finco, Inc.
8.125% due 06/15/2021	5,060	4,756
Dollar Tree, Inc.
5.250% due 03/01/2020	960	977
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,900	1,910
DynCorp International, Inc. (10.375% Cash and 1.500% PIK)
11.875% due 11/30/2020 (a)	912	969
Edgewell Personal Care Co.
4.700% due 05/19/2021	4,370	4,534
EMC Corp.
1.875% due 06/01/2018	4,500	4,479
2.650% due 06/01/2020	7,250	7,162
Endo Finance LLC
5.750% due 01/15/2022	6,405	5,364
Energy Transfer Equity LP
7.500% due 10/15/2020	7,125	7,855
Ensco PLC
4.700% due 03/15/2021 (e)	3,061	3,013
Everi Payments, Inc.
10.000% due 01/15/2022	1,300	1,402
Ferrellgas LP
6.750% due 01/15/2022 (e)	3,250	3,022
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020	7,605	7,830
First Quantum Minerals Ltd.
7.000% due 02/15/2021	5,998	6,238
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	3,976	4,041
Freeport-McMoRan, Inc.
2.375% due 03/15/2018	7,275	7,270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.100% due 03/15/2020	$4,300	$4,289
3.550% due 03/01/2022	4,938	4,895
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	3,311	3,412
5.625% due 07/31/2019	3,541	3,705
GameStop Corp.
6.750% due 03/15/2021 (e)	1,800	1,890
Gates Global LLC
6.000% due 07/15/2022	1,000	1,028
GFL Environmental, Inc.
5.625% due 05/01/2022	2,110	2,200
9.875% due 02/01/2021	2,100	2,218
Global Ship Lease, Inc.
9.875% due 11/15/2022	1,100	1,140
GLP Capital LP
4.375% due 11/01/2018	490	496
4.375% due 04/15/2021	300	309
4.875% due 11/01/2020	10,247	10,682
goeasy Ltd.
7.875% due 11/01/2022	2,000	2,092
Gogo Intermediate Holdings LLC
12.500% due 07/01/2022	2,200	2,489
Griffon Corp.
5.250% due 03/01/2022	4,375	4,441
Guitar Center, Inc.
6.500% due 04/15/2019	2,489	2,315
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	2,478	2,579
Harvest Operations Corp.
2.330% due 04/14/2021	2,203	2,139
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,679	3,909
HCA, Inc.
3.750% due 03/15/2019	2,365	2,392
4.250% due 10/15/2019	50	51
5.875% due 03/15/2022	8,516	9,133
6.500% due 02/15/2020	10,275	10,917
7.500% due 02/15/2022	3,505	3,952
Herc Rentals, Inc.
7.500% due 06/01/2022	1,600	1,732
Hertz Corp.
5.875% due 10/15/2020 (e)	3,590	3,617
7.625% due 06/01/2022	3,577	3,756
Hexion, Inc.
6.625% due 04/15/2020	9,350	8,438
Hillman Group, Inc.
6.375% due 07/15/2022	1,800	1,805
HRG Group, Inc.
7.750% due 01/15/2022	5,059	5,261
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	2,507	2,629
7.625% due 06/15/2021	4,518	5,009
Huntsman International LLC
4.875% due 11/15/2020	7,367	7,689
iHeartCommunications, Inc.
9.000% due 12/15/2019	6,870	5,135
9.000% due 03/01/2021 (e)	13,050	9,396
11.250% due 03/01/2021	6,950	4,830
Imperial Metals Corp.
7.000% due 03/15/2019	400	378
Infor Software Parent LLC (7.125% Cash or 7.875% PIK)
7.125% due 05/01/2021 (a)	5,617	5,771
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020	2,570	2,429
Intelsat Luxembourg S.A.
6.750% due 06/01/2018	15,520	15,210
International Game Technology PLC
5.625% due 02/15/2020	3,790	3,965
6.250% due 02/15/2022	6,328	6,850
INVISTA Finance LLC
4.250% due 10/15/2019	1,770	1,801
Jack Ohio Finance LLC
6.750% due 11/15/2021	3,037	3,204

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Jaguar Land Rover Automotive PLC
3.500% due 03/15/2020	$2,297	$2,333
4.125% due 12/15/2018	3,879	3,937
JC Penney Corp., Inc.
5.650% due 06/01/2020 (e)	2,700	2,474
5.750% due 02/15/2018	591	593
8.125% due 10/01/2019	830	849
Jurassic Holdings, Inc.
6.875% due 02/15/2021	3,895	3,330
K Hovnanian Enterprises, Inc.
8.000% due 11/01/2019 (e)	1,855	1,980
KB Home
4.750% due 05/15/2019	2,126	2,174
7.500% due 09/15/2022	1,800	2,057
8.000% due 03/15/2020	3,985	4,383
Kindred Healthcare, Inc.
8.000% due 01/15/2020	4,309	4,690
Kinetic Concepts, Inc.
7.875% due 02/15/2021	2,628	2,750
12.500% due 11/01/2021	1,000	1,128
Kinross Gold Corp.
5.125% due 09/01/2021	2,875	3,012
L Brands, Inc.
5.625% due 02/15/2022	5,137	5,503
6.625% due 04/01/2021	8,515	9,366
8.500% due 06/15/2019	755	824
Lennar Corp.
4.125% due 12/01/2018	500	506
4.125% due 01/15/2022	800	819
4.500% due 11/15/2019	3,100	3,193
4.750% due 04/01/2021	6,269	6,543
LifePoint Health, Inc.
5.500% due 12/01/2021	3,714	3,802
Lightstream Resources Ltd.
8.625% due 02/01/2020 ^(b)	3,575	286
Mallinckrodt International Finance S.A.
3.500% due 04/15/2018	4,405	4,399
4.875% due 04/15/2020	3,182	3,071
5.750% due 08/01/2022	4,850	4,426
Men’s Wearhouse, Inc.
7.000% due 07/01/2022	1,100	1,110
MGM Resorts International
5.250% due 03/31/2020	1,750	1,816
6.625% due 12/15/2021	7,106	7,814
6.750% due 10/01/2020	5,538	5,995
7.750% due 03/15/2022	3,900	4,456
8.625% due 02/01/2019	4,517	4,811
Momentive Performance Materials, Inc.
3.880% due 10/24/2021	2,415	2,530
Murray Energy Corp.
11.250% due 04/15/2021	4,830	2,487
Nabors Industries, Inc.
4.625% due 09/15/2021	1,500	1,436
5.000% due 09/15/2020	1,795	1,799
6.150% due 02/15/2018	2,223	2,234
National CineMedia LLC
6.000% due 04/15/2022	1,800	1,832
Navios Maritime Holdings, Inc.
7.375% due 01/15/2022	4,433	3,580
NCL Corp. Ltd.
4.750% due 12/15/2021	2,118	2,197
NCR Corp.
5.875% due 12/15/2021	1,100	1,132
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021 (e)	3,971	2,304
Netflix, Inc.
5.500% due 02/15/2022	4,062	4,290
Nielsen Finance LLC
5.000% due 04/15/2022	7,075	7,296
Noble Holding International Ltd.
4.900% due 08/01/2020 (e)	310	299
Nokia Oyj
5.375% due 05/15/2019	3,479	3,605

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	39

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Northwest Acquisitions ULC
7.125% due 11/01/2022	$1,600	$1,656
Nuance Communications, Inc.
5.375% due 08/15/2020	1,423	1,446
NuStar Logistics LP
4.800% due 09/01/2020	1,800	1,832
NXP BV
3.875% due 09/01/2022	2,900	2,940
4.125% due 06/15/2020	1,500	1,540
4.125% due 06/01/2021	6,988	7,145
Oasis Petroleum, Inc.
6.500% due 11/01/2021	1,200	1,229
6.875% due 03/15/2022 (e)	6,635	6,826
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	9,103	9,194
PaperWorks Industries, Inc.
9.500% due 08/15/2019	1,800	1,229
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	1,200	1,158
4.500% due 03/15/2023	2,489	2,383
5.250% due 08/15/2022	2,000	1,995
Perstorp Holding AB
8.500% due 06/30/2021	891	949
PHI, Inc.
5.250% due 03/15/2019	3,090	3,094
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	1,925	1,964
Platform Specialty Products Corp.
6.500% due 02/01/2022	4,141	4,286
Precision Drilling Corp.
6.500% due 12/15/2021	1,800	1,843
Pride International LLC
6.875% due 08/15/2020 (e)	4,119	4,320
Range Resources Corp.
5.000% due 08/15/2022	1,800	1,800
Resolute Energy Corp.
8.500% due 05/01/2020	3,068	3,137
Revlon Consumer Products Corp.
5.750% due 02/15/2021 (e)	4,082	3,102
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	10,917	11,094
Rite Aid Corp.
6.750% due 06/15/2021	2,260	2,260
9.250% due 03/15/2020	5,750	5,842
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	995
Rockies Express Pipeline LLC
5.625% due 04/15/2020	4,655	4,899
6.000% due 01/15/2019	4,028	4,159
6.850% due 07/15/2018	4,539	4,641
Rowan Cos., Inc.
7.875% due 08/01/2019	3,377	3,630
RR Donnelley & Sons Co.
7.875% due 03/15/2021	2,660	2,780
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	4,490	4,816
Sable Permian Resources Land LLC
13.000% due 11/30/2020	4,341	5,014
Sanmina Corp.
4.375% due 06/01/2019	1,808	1,858
Scientific Games International, Inc.
7.000% due 01/01/2022	9,111	9,623
Sears Holdings Corp.
8.000% due 12/15/2019 (e)	3,618	1,859
Select Medical Corp.
6.375% due 06/01/2021	4,146	4,270
SESI LLC
7.125% due 12/15/2021	2,009	2,062
SFR Group S.A.
6.000% due 05/15/2022	10,570	10,715
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	2,515	2,638

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sinclair Television Group, Inc.
5.375% due 04/01/2021	$1,800	$1,836
6.125% due 10/01/2022	1,800	1,861
Sirius XM Radio, Inc.
3.875% due 08/01/2022	3,822	3,851
SoftBank Group Corp.
4.500% due 04/15/2020	7,230	7,404
Southwestern Energy Co.
4.100% due 03/15/2022	5,961	5,886
Springs Industries, Inc.
6.250% due 06/01/2021	2,838	2,902
Standard Industries, Inc.
5.125% due 02/15/2021	3,760	3,877
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (a)	4,684	4,743
Sunoco LP
5.500% due 08/01/2020	2,551	2,626
6.250% due 04/15/2021	4,174	4,349
SUPERVALU, Inc.
6.750% due 06/01/2021	2,775	2,778
Syniverse Foreign Holdings Corp.
9.125% due 01/15/2022	2,606	2,658
Syniverse Holdings, Inc.
9.125% due 01/15/2019	281	282
T-Mobile USA, Inc.
4.000% due 04/15/2022	3,595	3,696
6.125% due 01/15/2022	2,229	2,305
Taylor Morrison Communities, Inc.
5.250% due 04/15/2021	1,680	1,716
Teck Resources Ltd.
4.500% due 01/15/2021	3,540	3,668
4.750% due 01/15/2022	2,874	3,014
Teekay Corp.
8.500% due 01/15/2020	1,800	1,841
TEGNA, Inc.
5.125% due 10/15/2019	1,259	1,279
Tenet Healthcare Corp.
4.375% due 10/01/2021	6,607	6,624
4.500% due 04/01/2021	2,653	2,680
4.750% due 06/01/2020	3,170	3,241
5.500% due 03/01/2019	5,161	5,264
6.000% due 10/01/2020	2,640	2,801
7.500% due 01/01/2022	600	632
8.125% due 04/01/2022	8,435	8,614
Time, Inc.
5.750% due 04/15/2022	1,800	1,886
Toll Brothers Finance Corp.
4.000% due 12/31/2018	1,960	1,997
5.875% due 02/15/2022	2,155	2,357
Tops Holding LLC
8.000% due 06/15/2022	1,900	1,036
9.000% due 03/15/2021	883	817
TPC Group, Inc.
8.750% due 12/15/2020	2,200	2,211
TransDigm, Inc.
5.500% due 10/15/2020	7,214	7,313
Transocean, Inc.
5.800% due 10/15/2022	2,000	1,980
TRI Pointe Group, Inc.
4.875% due 07/01/2021	1,300	1,352
Triumph Group, Inc.
4.875% due 04/01/2021	1,860	1,837
TRU Taj LLC
12.000% due 08/15/2021 ^(e)	2,000	1,870
Tullow Oil PLC
6.000% due 11/01/2020	5,578	5,655
Ultra Resources, Inc.
6.875% due 04/15/2022	1,680	1,691
Unisys Corp.
10.750% due 04/15/2022	2,640	2,963
Unit Corp.
6.625% due 05/15/2021	4,260	4,313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
United States Steel Corp.
7.375% due 04/01/2020	$1,389	$1,514
8.375% due 07/01/2021	4,019	4,363
Urban One, Inc.
9.250% due 02/15/2020	1,400	1,323
Valeant Pharmaceuticals International, Inc.
5.375% due 03/15/2020	4,990	5,021
5.625% due 12/01/2021	4,433	4,350
6.500% due 03/15/2022	600	632
6.750% due 08/15/2021	1,000	1,011
7.500% due 07/15/2021	4,224	4,314
Vertiv Intermediate Holding Corp. (12.000% Cash or 13.000% PIK)
12.000% due 02/15/2022 (a)	1,200	1,295
Videotron Ltd.
5.000% due 07/15/2022	1,700	1,796
Virgin Media Secured Finance PLC
5.250% due 01/15/2021	1,490	1,576
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)	437	438
Weatherford International Ltd.
4.500% due 04/15/2022	4,300	3,913
7.750% due 06/15/2021	7,889	8,071
Westlake Chemical Corp.
4.625% due 02/15/2021	2,505	2,580
Whiting Petroleum Corp.
5.000% due 03/15/2019	4,668	4,793
5.750% due 03/15/2021 (e)	7,706	7,928
Windstream Services LLC
8.750% due 12/15/2024 (e)	6,736	4,740
WPX Energy, Inc.
6.000% due 01/15/2022	4,200	4,410
7.500% due 08/01/2020	1,969	2,141
WR Grace & Co-Conn
5.125% due 10/01/2021	6,147	6,477
Xerium Technologies, Inc.
9.500% due 08/15/2021	1,800	1,827
XPO Logistics, Inc.
6.500% due 06/15/2022	5,085	5,327
Yum! Brands, Inc.
3.875% due 11/01/2020	2,060	2,109
Zachry Holdings, Inc.
7.500% due 02/01/2020	2,000	2,040
ZF North America Capital, Inc.
4.000% due 04/29/2020	4,199	4,366

		1,131,720

UTILITIES 8.5%
AES Corp.
7.375% due 07/01/2021	5,009	5,648
8.000% due 06/01/2020	675	759
CenturyLink, Inc.
5.625% due 04/01/2020	3,805	3,848
5.800% due 03/15/2022	13,578	13,349
6.450% due 06/15/2021	3,639	3,694
EP Energy LLC
9.375% due 05/01/2020	6,501	5,526
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	6,076	6,456
Frontier Communications Corp.
6.250% due 09/15/2021	2,014	1,435
8.125% due 10/01/2018 (e)	5,827	5,819
8.500% due 04/15/2020 (e)	3,063	2,550
8.875% due 09/15/2020	3,234	2,725
10.500% due 09/15/2022	1,680	1,275
Genesis Energy LP
6.750% due 08/01/2022	2,695	2,809
Great Western Petroleum LLC
9.000% due 09/30/2021	1,912	1,998
NGL Energy Partners LP
6.875% due 10/15/2021	2,670	2,737
NGPL PipeCo LLC
4.375% due 08/15/2022	6,715	6,853

40	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Niska Gas Storage Ltd.
6.500% due 04/01/2019	$1,900	$1,928
NRG Energy, Inc.
6.250% due 07/15/2022	1,400	1,463
Sable Permian Resources Land LLC
7.125% due 11/01/2020	3,440	2,804
Sprint Capital Corp.
6.900% due 05/01/2019	3,885	4,074
Sprint Communications, Inc.
6.000% due 11/15/2022	4,000	4,010
7.000% due 03/01/2020	4,000	4,290
7.000% due 08/15/2020	6,655	7,071
9.000% due 11/15/2018	6,937	7,311
Sprint Corp.
7.250% due 09/15/2021	12,061	12,800
Talen Energy Supply LLC
4.600% due 12/15/2021	1,900	1,748
9.500% due 07/15/2022	3,495	3,600
Talos Production LLC
9.750% due 02/15/2018	384	293

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Targa Resources Partners LP
4.125% due 11/15/2019	$3,595	$3,626
Telecom Italia Capital S.A.
6.999% due 06/04/2018	10,380	10,597
Texas Competitive Electric Holdings Company LLC
10.250% due 11/01/2015 ^	7,375	27

		133,123

Total Corporate Bonds & Notes (Cost $1,464,121)		1,445,311

SHORT-TERM INSTRUMENTS 8.3%

REPURCHASE AGREEMENTS (g) 8.3%
		131,305

Total Short-Term Instruments (Cost $131,305)		131,305

Total Investments in Securities (Cost $1,595,426)		1,576,616

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

MUTUAL FUNDS 3.9%
PIMCO Government Money Market Fund (d)(e)	62,166,868	$62,167

Total Short-Term Instruments (Cost $62,167)		62,167

Total Investments in Affiliates (Cost $62,167)		62,167

Total Investments 104.0% (Cost $1,657,593)		$1,638,783

Financial Derivative Instruments (h) (0.0)% (Cost or Premiums, net $8,558)		145

Other Assets and Liabilities, net (4.0)%		(63,839)

Net Assets 100.0%		$1,575,089

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Securities with an aggregate market value of $63,863 were out on loan in exchange for $65,167 of cash collateral as of December 31, 2017. See Note 5, Securities Lending, in the Notes to Financial Statements for more information regarding securities on loan and cash collateral.
(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	1.500%	01/02/2018	01/03/2018	$25,000	U.S. Treasury Bonds 3.750% due 11/15/2043	$(25,576)	$25,000	$25,000
	1.670	12/29/2017	01/02/2018	37,700	U.S. Treasury Bonds 3.625% due 02/15/2044	(38,465)	37,700	37,707
FICC	0.700	12/29/2017	01/02/2018	3,105	U.S. Treasury Notes 1.625% due 04/30/2023	(3,170)	3,105	3,105
JPS	1.690	12/29/2017	01/02/2018	12,300	U.S. Treasury Notes 2.500% due 12/28/2017	(12,585)	12,300	12,302
MBC	1.700	12/29/2017	01/05/2018	25,000	U.S. Treasury Notes 1.000% due 03/15/2019	(25,803)	25,000	25,005
	1.800	12/29/2017	01/02/2018	28,200	U.S. Treasury Notes 2.750% due 02/15/2024	(29,109)	28,200	28,206

Total Repurchase Agreements						$(134,708)	$131,305	$131,325

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	41

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$62,707	$0	$0	$0	$62,707	$(64,041)	$(1,334)
FICC	3,105	0	0	0	3,105	(3,170)	(65)
JPS	12,302	0	0	0	12,302	(12,585)	(283)
MBC	53,211	0	0	0	53,211	(54,912)	(1,701)

Master Securities Lending Agreement
BCY	0	0	0	35,763	35,763	(36,465)	(702)
DEU	0	0	0	2,218	2,218	(2,263)	(45)
JPM	0	0	0	8,541	8,541	(8,714)	(173)
RDR	0	0	0	8,898	8,898	(9,117)	(219)
SAL	0	0	0	8,443	8,443	(8,608)	(165)

Total Borrowings and Other Financing Transactions	$131,325	$0	$0	$63,863

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Securities Lending Transactions(3)
Corporate Bonds & Notes	$63,863	$0	$0	$0	$63,863

Total Borrowings	$63,863	$0	$0	$0	$63,863

Gross amount of recognized liabilities for reverse repurchase agreements and securities lending transactions					$63,863

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(3)	Includes cash collateral as described in Note 5 in the Notes to Financial Statements.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(52) at a weighted average interest rate of 0.010%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note March Futures	03/2018	387	$44,955	$(248)	$36	$0

Total Futures Contracts				$(248)	$36	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$13,426	$1,088	$30	$1,118	$6	$0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	58,114	4,775	284	5,059	43	0
CDX.HY-29 5-Year Index	5.000	Quarterly	12/20/2022	33,400	2,695	131	2,826	60	0

					$8,558	$445	$9,003	$109	$0

Total Swap Agreements					$8,558	$445	$9,003	$109	$0

42	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$36	$109	$145	$0	$0	$0	$0

Cash of $6,763 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$36	$36
Swap Agreements	0	109	0	0	0	109

	$0	$109	$0	$0	$36	$145

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(344)	$(344)
Swap Agreements	0	10,840	0	0	17	10,857

	$0	$10,840	$0	$0	$(327)	$10,513

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$10,843	$0	$0	$(327)	$10,516

Net Change in Unrealized (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(62)	$(62)
Swap Agreements	0	(6,870)	0	0	0	(6,870)

	$0	$(6,870)	$0	$0	$(62)	$(6,932)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	43

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)

December 31, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$180,468	$0	$180,468
Industrials	0	1,131,720	0	1,131,720
Utilities	0	133,123	0	133,123
Short-Term Instruments
Repurchase Agreements	0	131,305	0	131,305

	$0	$1,576,616	$0	$1,576,616

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	$62,167	$0	$0	$62,167

Total Investments	$62,167	$1,576,616	$0	$1,638,783

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$36	$109	$0	$145

Total Financial Derivative Instruments	$36	$109	$0	$145

Totals	$62,203	$1,576,725	$0	$1,638,928

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

44	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.8%

CORPORATE BONDS & NOTES 98.6%

BANKING & FINANCE 36.1%
ABN AMRO Bank NV
4.750% due 07/28/2025	$500	$532
AerCap Ireland Capital DAC
4.500% due 05/15/2021	1,825	1,918
4.625% due 10/30/2020	4,400	4,615
Aflac, Inc.
3.625% due 11/15/2024	3,253	3,405
AIG Global Funding
2.175% (US0003M + 0.480%) due 07/02/2020 ~	1,800	1,807
American Express Co.
2.650% due 12/02/2022	250	248
4.050% due 12/03/2042	425	453
American Honda Finance Corp.
2.450% due 09/24/2020	3,259	3,271
American International Group, Inc.
3.750% due 07/10/2025	4,375	4,517
3.900% due 04/01/2026	1,000	1,039
American Tower Corp.
3.125% due 01/15/2027	3,200	3,086
Athene Global Funding
3.000% due 07/01/2022	1,800	1,782
Aviation Capital Group LLC
6.750% due 04/06/2021	100	112
7.125% due 10/15/2020	100	112
B3 S.A. - Brasil Bolsa Balcao
5.500% due 07/16/2020	1,400	1,461
Banco do Brasil S.A.
6.000% due 01/22/2020	325	345
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	375	387
Bank of America Corp.
2.369% due 07/21/2021 •	1,900	1,897
2.650% due 04/01/2019	1,675	1,685
3.419% due 12/20/2028 •	2,653	2,656
3.500% due 04/19/2026	4,930	5,045
4.000% due 04/01/2024	2,946	3,116
6.875% due 04/25/2018	250	254
7.750% due 05/14/2038	350	526
Bank of New York Mellon Corp.
3.000% due 02/24/2025	4,031	4,035
Barclays PLC
4.375% due 01/12/2026	4,680	4,879
BB&T Corp.
2.450% due 01/15/2020	4,806	4,823
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	396
BNP Paribas S.A.
5.000% due 01/15/2021	5,847	6,287
Boston Properties LP
3.800% due 02/01/2024	675	700
BPCE S.A.
4.500% due 03/15/2025	2,700	2,826
5.150% due 07/21/2024	625	678
Brighthouse Financial, Inc.
4.700% due 06/22/2047	1,500	1,535
Capital One Financial Corp.
4.750% due 07/15/2021	4,180	4,469
CBOE Global Markets, Inc.
3.650% due 01/12/2027	300	309
Charles Schwab Corp.
3.000% due 03/10/2025	300	299
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	3,785	3,866
4.350% due 11/03/2045	975	1,103
Citigroup, Inc.
2.700% due 03/30/2021	3,088	3,098
2.876% due 07/24/2023 •	1,900	1,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.400% due 05/01/2026	$3,764	$3,792
3.700% due 01/12/2026	3,770	3,887
4.000% due 08/05/2024	3,504	3,659
8.125% due 07/15/2039	84	135
Citizens Financial Group, Inc.
2.375% due 07/28/2021	100	99
CME Group, Inc.
3.000% due 09/15/2022	2,575	2,627
3.000% due 03/15/2025	400	405
Commonwealth Bank of Australia
2.750% due 03/10/2022	1,000	1,003
Cooperatieve Rabobank UA
3.875% due 02/08/2022	325	342
5.250% due 05/24/2041	4,330	5,468
Credit Suisse AG
3.000% due 10/29/2021	1,150	1,162
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023	3,180	3,283
4.875% due 05/15/2045	1,000	1,150
Crown Castle International Corp.
4.450% due 02/15/2026	3,159	3,321
Deutsche Bank AG
2.329% (US0003M + 0.970%) due 07/13/2020 ~	1,900	1,904
4.100% due 01/13/2026	4,151	4,230
Duke Realty LP
3.875% due 10/15/2022	250	260
Essex Portfolio LP
3.250% due 05/01/2023	2,500	2,523
First Republic Bank
4.375% due 08/01/2046	250	256
Ford Motor Credit Co. LLC
2.375% due 03/12/2019	5,425	5,428
3.336% due 03/18/2021	1,000	1,016
5.875% due 08/02/2021	2,825	3,104
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020	4,905	4,884
4.418% due 11/15/2035	3,782	4,098
General Motors Financial Co., Inc.
3.700% due 11/24/2020	1,000	1,027
Goldman Sachs Group, Inc.
2.365% (US0003M + 1.000%) due 07/24/2023 ~	1,900	1,918
2.375% due 01/22/2018	2,600	2,601
2.550% due 10/23/2019	5,700	5,713
3.500% due 01/23/2025	400	407
4.750% due 10/21/2045	625	717
6.750% due 10/01/2037	3,050	4,088
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/2022	1,800	1,777
Healthcare Trust of America Holdings LP
2.950% due 07/01/2022	1,800	1,797
Hospitality Properties Trust
5.000% due 08/15/2022	959	1,024
HSBC Holdings PLC
3.900% due 05/25/2026	1,000	1,038
4.300% due 03/08/2026	3,901	4,151
HSBC USA, Inc.
2.375% due 11/13/2019	5,300	5,307
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	600	866
ING Bank NV
2.500% due 10/01/2019	3,760	3,770
Intercontinental Exchange, Inc.
2.500% due 10/15/2018	375	377
John Deere Capital Corp.
2.800% due 03/06/2023	3,312	3,327
3.900% due 07/12/2021	275	288
JPMorgan Chase & Co.
2.550% due 03/01/2021	3,995	3,998
2.950% due 10/01/2026	4,785	4,704
3.625% due 05/13/2024	4,061	4,225
4.850% due 02/01/2044	3,209	3,796
5.400% due 01/06/2042	300	377

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KeyCorp
2.900% due 09/15/2020	$3,024	$3,054
Kilroy Realty LP
3.800% due 01/15/2023	875	896
Lazard Group LLC
3.750% due 02/13/2025	2,725	2,783
Liberty Mutual Group, Inc.
4.850% due 08/01/2044	1,000	1,115
Lloyds Bank PLC
5.800% due 01/13/2020	400	426
Lloyds Banking Group PLC
3.750% due 01/11/2027	4,425	4,501
Macquarie Bank Ltd.
6.625% due 04/07/2021	49	54
Marsh & McLennan Cos., Inc.
3.750% due 03/14/2026	433	453
4.350% due 01/30/2047	200	222
MetLife, Inc.
5.700% due 06/15/2035	1,000	1,268
5.875% due 02/06/2041	85	111
9.250% due 04/08/2068	975	1,441
Metropolitan Life Global Funding
2.650% due 04/08/2022	1,685	1,685
Mitsubishi UFJ Financial Group, Inc.
2.665% due 07/25/2022	1,900	1,883
3.850% due 03/01/2026	1,850	1,917
Mizuho Financial Group, Inc.
2.632% due 04/12/2021	3,450	3,442
Morgan Stanley
3.875% due 01/27/2026	3,716	3,876
4.350% due 09/08/2026	4,204	4,412
7.300% due 05/13/2019	3,728	3,975
Nasdaq, Inc.
3.850% due 06/30/2026	100	103
National Australia Bank Ltd.
2.800% due 01/10/2022	1,000	1,005
National City Corp.
6.875% due 05/15/2019	3,205	3,399
Nationwide Building Society
2.450% due 07/27/2021	300	298
New York Life Global Funding
2.350% due 07/14/2026	100	96
New York Life Insurance Co.
6.750% due 11/15/2039	1,050	1,520
Nippon Life Insurance Co.
4.700% due 01/20/2046 •	1,000	1,035
5.100% due 10/16/2044 •	1,000	1,057
Nuveen Finance LLC
4.125% due 11/01/2024	1,000	1,057
ORIX Corp.
2.900% due 07/18/2022	1,900	1,894
PNC Bank N.A.
3.800% due 07/25/2023	400	418
Principal Life Global Funding
3.000% due 04/18/2026	1,172	1,162
Progressive Corp.
2.450% due 01/15/2027	200	191
Prudential Financial, Inc.
3.500% due 05/15/2024	4,150	4,316
Raymond James Financial, Inc.
3.625% due 09/15/2026	100	101
Santander Holdings USA, Inc.
4.500% due 07/17/2025	4,185	4,371
Societe Generale S.A.
4.250% due 04/14/2025	1,000	1,021
Spirit Realty LP
4.450% due 09/15/2026	2,000	1,995
Standard Chartered PLC
3.050% due 01/15/2021	1,200	1,211
State Street Corp.
2.336% (US0003M + 0.900%) due 08/18/2020 ~	1,200	1,222

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sumitomo Life Insurance Co.
6.500% due 09/20/2073 •	$600	$677
Sumitomo Mitsui Banking Corp.
3.200% due 07/18/2022	3,129	3,175
Sumitomo Mitsui Financial Group, Inc.
2.058% due 07/14/2021	1,000	980
2.137% (US0003M + 0.780%) due 07/12/2022 ~	1,800	1,806
Synchrony Financial
2.700% due 02/03/2020	250	251
Tanger Properties LP
3.750% due 12/01/2024	1,855	1,867
Toyota Motor Credit Corp.
1.900% due 04/08/2021	1,000	986
U.S. Bancorp
2.950% due 07/15/2022	4,165	4,223
UBS AG
1.800% due 03/26/2018	1,000	1,000
2.103% (US0003M + 0.580%) due 06/08/2020 ~	1,800	1,809
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	3,825	4,017
Ventas Realty LP
4.000% due 04/30/2019	250	255
Visa, Inc.
4.300% due 12/14/2045	3,470	3,955
WEA Finance LLC
3.750% due 09/17/2024	3,100	3,201
Wells Fargo & Co.
2.625% due 07/22/2022	1,900	1,891
3.300% due 09/09/2024	5,998	6,095
4.125% due 08/15/2023	75	79
4.400% due 06/14/2046	1,000	1,056
Westpac Banking Corp.
2.850% due 05/13/2026	1,000	977
Weyerhaeuser Co.
7.375% due 03/15/2032	2,100	2,907
WR Berkley Corp.
4.625% due 03/15/2022	400	426

		307,412

INDUSTRIALS 50.7%
21st Century Fox America, Inc.
4.950% due 10/15/2045	1,200	1,417
6.400% due 12/15/2035	100	133
Abbott Laboratories
2.550% due 03/15/2022	250	248
AbbVie, Inc.
2.900% due 11/06/2022	4,711	4,725
3.200% due 05/14/2026	3,419	3,414
4.300% due 05/14/2036	500	537
4.450% due 05/14/2046	1,000	1,091
Activision Blizzard, Inc.
2.300% due 09/15/2021	300	296
3.400% due 09/15/2026	3,085	3,127
Acwa Power Management And Investments One Ltd.
5.950% due 12/15/2039	1,000	1,028
Alibaba Group Holding Ltd.
3.600% due 11/28/2024	2,175	2,258
Allergan Funding SCS
3.800% due 03/15/2025	4,194	4,275
Altria Group, Inc.
2.950% due 05/02/2023	4,268	4,280
Amazon.com, Inc.
3.150% due 08/22/2027	1,000	1,003
3.875% due 08/22/2037	2,500	2,660
Amgen, Inc.
3.450% due 10/01/2020	1,645	1,691
3.625% due 05/22/2024	5,750	5,981
4.400% due 05/01/2045	100	109
Anadarko Petroleum Corp.
3.450% due 07/15/2024	3,375	3,365

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Anheuser-Busch InBev Finance, Inc.
3.650% due 02/01/2026	$1,975	$2,041
4.900% due 02/01/2046	6,388	7,427
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 01/15/2022	3,877	4,056
7.750% due 01/15/2019	2,510	2,651
Anthem, Inc.
3.500% due 08/15/2024	1,204	1,229
Apache Corp.
4.750% due 04/15/2043	500	515
5.100% due 09/01/2040	1,125	1,202
Apple, Inc.
2.500% due 02/09/2025	3,466	3,382
3.250% due 02/23/2026	4,864	4,968
3.450% due 05/06/2024	375	389
3.850% due 08/04/2046	1,000	1,044
AstraZeneca PLC
2.156% (US0003M + 0.620%) due 06/10/2022 ~	1,800	1,803
Bacardi Ltd.
2.750% due 07/15/2026	100	96
Baidu, Inc.
3.625% due 07/06/2027	1,500	1,486
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	100	105
Baxalta, Inc.
5.250% due 06/23/2045	1,800	2,101
Becton Dickinson and Co.
2.675% due 12/15/2019	3,167	3,180
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	1,000	1,228
BorgWarner, Inc.
3.375% due 03/15/2025	200	201
Boston Scientific Corp.
2.650% due 10/01/2018	2,665	2,676
Broadcom Corp.
2.375% due 01/15/2020	500	497
3.000% due 01/15/2022	500	496
3.625% due 01/15/2024	500	498
3.875% due 01/15/2027	500	493
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	3,765	4,745
Cardinal Health, Inc.
2.616% due 06/15/2022	1,800	1,772
Caterpillar, Inc.
3.803% due 08/15/2042	4,398	4,720
CBS Corp.
2.500% due 02/15/2023	1,800	1,757
2.900% due 01/15/2027	200	187
Cenovus Energy, Inc.
5.400% due 06/15/2047	2,000	2,111
6.750% due 11/15/2039	260	315
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,897
Chevron Corp.
2.100% due 05/16/2021	4,305	4,271
China Resources Gas Group Ltd.
4.500% due 04/05/2022	750	790
Cimarex Energy Co.
4.375% due 06/01/2024	1,650	1,753
Cisco Systems, Inc.
2.500% due 09/20/2026	1,000	968
Coca-Cola Co.
1.650% due 03/14/2018	250	250
Comcast Corp.
3.125% due 07/15/2022	4,230	4,336
3.150% due 03/01/2026	4,162	4,196
3.200% due 07/15/2036	1,000	952
3.600% due 03/01/2024	3,488	3,639
Concho Resources, Inc.
4.875% due 10/01/2047	2,000	2,194
Continental Resources, Inc.
4.500% due 04/15/2023	300	307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Corning, Inc.
5.750% due 08/15/2040	$285	$351
Cox Communications, Inc.
3.350% due 09/15/2026	100	98
CRH America Finance, Inc.
3.400% due 05/09/2027	400	401
CSX Corp.
3.800% due 11/01/2046	1,000	998
6.220% due 04/30/2040	125	167
CVS Health Corp.
3.375% due 08/12/2024	3,790	3,815
5.125% due 07/20/2045	670	770
Dell International LLC
5.450% due 06/15/2023	500	541
6.020% due 06/15/2026	3,364	3,714
8.100% due 07/15/2036	500	633
Deutsche Telekom International Finance BV
3.600% due 01/19/2027	3,250	3,271
Dolphin Energy Ltd.
5.500% due 12/15/2021	1,000	1,087
Dominion Energy Gas Holdings LLC
3.600% due 12/15/2024	1,800	1,842
Dow Chemical Co.
3.000% due 11/15/2022	1,000	1,006
5.250% due 11/15/2041	630	736
Eaton Corp.
2.750% due 11/02/2022	1,000	1,004
Ecopetrol S.A.
4.250% due 09/18/2018	100	101
5.375% due 06/26/2026	1,875	2,029
Eli Lilly & Co.
2.750% due 06/01/2025	3,349	3,361
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	1,800	1,817
2.900% due 07/15/2022	1,800	1,791
Encana Corp.
5.150% due 11/15/2041	30	33
Energy Transfer LP
3.600% due 02/01/2023	4,425	4,432
4.200% due 04/15/2027	500	498
4.650% due 06/01/2021	100	105
5.300% due 04/15/2047	500	498
Enterprise Products Operating LLC
3.750% due 02/15/2025	3,015	3,113
3.950% due 02/15/2027	1,650	1,718
4.850% due 03/15/2044	800	879
6.650% due 04/15/2018	200	203
Equifax, Inc.
2.300% due 06/01/2021	300	293
ERAC USA Finance LLC
3.300% due 12/01/2026	1,000	993
Exxon Mobil Corp.
3.176% due 03/15/2024	3,388	3,496
FedEx Corp.
4.550% due 04/01/2046	975	1,074
Flex Ltd.
4.750% due 06/15/2025	1,600	1,714
Fomento Economico Mexicano S.A.B. de C.V.
2.875% due 05/10/2023	2,000	1,981
Freeport-McMoRan, Inc.
3.550% due 03/01/2022	75	74
General Electric Co.
3.100% due 01/09/2023	75	76
5.500% due 01/08/2020	3,584	3,806
6.875% due 01/10/2039	416	600
General Motors Co.
4.875% due 10/02/2023	4,400	4,767
Georgia-Pacific LLC
3.163% due 11/15/2021	3,100	3,157
Gilead Sciences, Inc.
3.500% due 02/01/2025	4,004	4,144
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/2023	225	227

46	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 05/15/2038	$1,825	$2,578
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,397	4,612
Grupo Televisa S.A.B.
5.000% due 05/13/2045	500	513
6.625% due 01/15/2040	1,000	1,237
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,925	3,152
Halliburton Co.
5.000% due 11/15/2045	3,830	4,412
Hess Corp.
5.800% due 04/01/2047	2,000	2,232
Hewlett Packard Enterprise Co.
4.400% due 10/15/2022	1,575	1,657
Home Depot, Inc.
3.000% due 04/01/2026	4,677	4,687
3.500% due 09/15/2056	100	96
4.250% due 04/01/2046	7	8
Intel Corp.
3.700% due 07/29/2025	4,439	4,694
International Business Machines Corp.
4.000% due 06/20/2042	92	98
5.600% due 11/30/2039	29	38
KazMunayGas National Co. JSC
7.000% due 05/05/2020	1,374	1,491
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022	3,087	3,189
5.300% due 09/15/2020	485	517
Kinder Morgan, Inc.
3.050% due 12/01/2019	200	202
5.550% due 06/01/2045	3,383	3,713
KLA-Tencor Corp.
4.650% due 11/01/2024	1,650	1,792
Koninklijke Philips NV
3.750% due 03/15/2022	1,845	1,923
Kraft Heinz Foods Co.
4.375% due 06/01/2046	3,701	3,678
5.200% due 07/15/2045	450	496
6.125% due 08/23/2018	4,213	4,322
Kroger Co.
6.150% due 01/15/2020	275	296
L-3 Technologies, Inc.
4.750% due 07/15/2020	699	736
Lockheed Martin Corp.
4.090% due 09/15/2052	4,119	4,328
Lowe’s Cos., Inc.
4.650% due 04/15/2042	1,753	2,006
McDonald’s Corp.
3.700% due 01/30/2026	975	1,018
4.875% due 12/09/2045	3,630	4,218
Medtronic, Inc.
3.150% due 03/15/2022	4,094	4,195
3.500% due 03/15/2025	3,746	3,889
4.625% due 03/15/2045	1,825	2,130
Merck & Co., Inc.
3.700% due 02/10/2045	3,253	3,401
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	160	167
Microsoft Corp.
2.700% due 02/12/2025	4,315	4,312
4.250% due 02/06/2047	1,000	1,145
4.450% due 11/03/2045	5,086	5,971
Moody’s Corp.
2.625% due 01/15/2023	1,800	1,787
4.875% due 02/15/2024	2,870	3,156
5.500% due 09/01/2020	300	323
Mylan, Inc.
3.125% due 01/15/2023	100	99
Newell Brands, Inc.
5.500% due 04/01/2046	3,350	4,000
Nissan Motor Acceptance Corp.
1.749% (US0003M + 0.390%) due 07/13/2020 ~	1,900	1,906

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Noble Holding International Ltd.
4.900% due 08/01/2020	$12	$12
Norfolk Southern Corp.
4.650% due 01/15/2046	2,675	3,065
Northrop Grumman Corp.
3.850% due 04/15/2045	565	571
NXP BV
4.125% due 06/01/2021	1,650	1,687
Occidental Petroleum Corp.
3.400% due 04/15/2026	975	999
ONEOK Partners LP
4.900% due 03/15/2025	1,600	1,718
5.000% due 09/15/2023	250	268
Oracle Corp.
2.800% due 07/08/2021	5,449	5,531
4.125% due 05/15/2045	3,286	3,550
Owens Corning
3.400% due 08/15/2026	100	98
Penske Truck Leasing Co. LP
3.400% due 11/15/2026	200	198
PepsiCo, Inc.
2.850% due 02/24/2026	1,000	993
5.500% due 01/15/2040	430	552
Pertamina Persero PT
4.300% due 05/20/2023	1,000	1,048
6.000% due 05/03/2042	1,000	1,139
Petroleos Mexicanos
4.250% due 01/15/2025	1,475	1,470
4.875% due 01/24/2022	325	340
6.375% due 01/23/2045	2,680	2,701
6.750% due 09/21/2047	2,000	2,093
6.875% due 08/04/2026	1,200	1,364
Pfizer, Inc.
4.400% due 05/15/2044	400	460
Philip Morris International, Inc.
2.750% due 02/25/2026	1,000	980
3.375% due 08/11/2025	425	434
3.600% due 11/15/2023	825	854
5.650% due 05/16/2018	3,175	3,220
Pioneer Natural Resources Co.
6.875% due 05/01/2018	200	203
QUALCOMM, Inc.
3.000% due 05/20/2022	975	976
3.450% due 05/20/2025	725	727
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	1,000	1,125
Reliance Industries Ltd.
4.125% due 01/28/2025	1,000	1,039
Republic Services, Inc.
3.375% due 11/15/2027	1,000	1,009
5.250% due 11/15/2021	295	322
Reynolds American, Inc.
4.450% due 06/12/2025	4,005	4,276
Rio Tinto Finance USA Ltd.
3.750% due 06/15/2025	2,000	2,098
Roche Holdings, Inc.
2.625% due 05/15/2026	2,150	2,098
Rockwell Collins, Inc.
4.800% due 12/15/2043	2,000	2,291
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	5,460	5,857
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019	1,000	991
Sky PLC
3.750% due 09/16/2024	206	215
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	1,800	1,811
4.400% due 07/01/2046	1,000	1,068
Southern Copper Corp.
6.750% due 04/16/2040	2,530	3,297
Spectra Energy Partners LP
2.195% (US0003M + 0.700%) due 06/05/2020 ~	1,600	1,613

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	$375	$378
Stryker Corp.
2.625% due 03/15/2021	200	201
3.500% due 03/15/2026	1,000	1,033
4.375% due 01/15/2020	100	104
4.625% due 03/15/2046	1,200	1,367
Target Corp.
3.875% due 07/15/2020	250	260
Tech Data Corp.
3.700% due 02/15/2022	500	502
Telefonica Emisiones S.A.U.
5.462% due 02/16/2021	125	135
7.045% due 06/20/2036	1,725	2,319
Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026 (b)	3,670	3,035
Thermo Fisher Scientific, Inc.
2.950% due 09/19/2026	3,364	3,274
3.150% due 01/15/2023	100	101
Time Warner Cable LLC
5.000% due 02/01/2020	2,775	2,897
Time Warner, Inc.
3.400% due 06/15/2022	550	561
3.550% due 06/01/2024	4,380	4,433
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	215	223
4.875% due 01/15/2026	2,504	2,806
Tyson Foods, Inc.
4.500% due 06/15/2022	5,593	5,979
4.875% due 08/15/2034	1,875	2,118
Union Pacific Corp.
3.799% due 10/01/2051	1,875	1,915
United Technologies Corp.
3.100% due 06/01/2022	5,891	6,003
UnitedHealth Group, Inc.
4.750% due 07/15/2045	4,561	5,396
6.875% due 02/15/2038	415	603
Vale Overseas Ltd.
6.875% due 11/21/2036	3,465	4,262
Viacom, Inc.
4.250% due 09/01/2023	3,460	3,536
Wal-Mart Stores, Inc.
3.250% due 10/25/2020	2,000	2,061
Walt Disney Co.
4.125% due 06/01/2044	3,111	3,365
Western Gas Partners LP
4.650% due 07/01/2026	300	312
Whirlpool Corp.
3.700% due 03/01/2023	250	257
5.150% due 03/01/2043	300	339
Williams Partners LP
5.400% due 03/04/2044	1,864	2,098
Woodside Finance Ltd.
3.700% due 09/15/2026	400	402
Wyeth LLC
5.950% due 04/01/2037	1,000	1,342
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	4,368	4,371

		431,745

UTILITIES 11.8%
American Water Capital Corp.
3.850% due 03/01/2024	2,703	2,843
Appalachian Power Co.
7.000% due 04/01/2038	605	863
AT&T, Inc.
3.800% due 03/01/2024	1,000	1,025
4.100% due 02/15/2028	1,901	1,911
4.125% due 02/17/2026	3,405	3,488
4.300% due 02/15/2030	1,040	1,041
4.800% due 06/15/2044	4,470	4,434
5.150% due 02/14/2050	600	605
5.650% due 02/15/2047	375	412

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Atmos Energy Corp.
4.150% due 01/15/2043	$630	$678
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	371	499
BG Energy Capital PLC
5.125% due 10/15/2041	115	138
Black Hills Corp.
3.150% due 01/15/2027	300	293
4.200% due 09/15/2046	100	102
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,400	3,367
3.875% due 05/02/2022	550	568
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,000	1,043
Consumers Energy Co.
3.125% due 08/31/2024	2,075	2,098
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,617	2,706
Dominion Energy, Inc.
2.031% (US0003M + 0.550%) due 06/01/2019 ~	1,200	1,203
4.450% due 03/15/2021	120	127
DTE Electric Co.
3.650% due 03/15/2024	2,925	3,072
Duke Energy Corp.
3.750% due 09/01/2046	100	99
3.950% due 10/15/2023	400	420
Duke Energy Ohio, Inc.
3.800% due 09/01/2023	4,885	5,140
E.ON International Finance BV
5.800% due 04/30/2018	45	46
Electricite de France S.A.
4.600% due 01/27/2020	375	393
4.875% due 01/22/2044	2,525	2,814
Enel Finance International NV
6.000% due 10/07/2039	3,000	3,742
Entergy Corp.
4.000% due 07/15/2022	1,650	1,724
5.125% due 09/15/2020	300	317
Exelon Corp.
3.950% due 06/15/2025	975	1,017
4.450% due 04/15/2046	1,000	1,090

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Exelon Generation Co. LLC
5.600% due 06/15/2042	$1,000	$1,099
FirstEnergy Corp.
2.850% due 07/15/2022	1,800	1,785
7.375% due 11/15/2031	2,948	3,984
Florida Power & Light Co.
4.125% due 02/01/2042	100	111
Kentucky Utilities Co.
5.125% due 11/01/2040	100	124
KeySpan Gas East Corp.
2.742% due 08/15/2026	1,000	973
MidAmerican Energy Co.
3.500% due 10/15/2024	4,687	4,894
Pacific Gas & Electric Co.
3.500% due 10/01/2020	305	313
4.750% due 02/15/2044	5,172	5,742
5.800% due 03/01/2037	255	319
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	74
Petronas Global Sukuk Ltd.
2.707% due 03/18/2020	1,000	1,002
Plains All American Pipeline LP
4.500% due 12/15/2026	1,000	1,015
5.150% due 06/01/2042	725	708
Shell International Finance BV
4.000% due 05/10/2046	1,000	1,067
4.375% due 03/25/2020	230	241
6.375% due 12/15/2038	925	1,291
Sinopec Group Overseas Development Ltd.
2.500% due 04/28/2020	1,650	1,642
Southern California Gas Co.
3.150% due 09/15/2024	2,850	2,902
Southern Power Co.
5.150% due 09/15/2041	2,840	3,167
Southwestern Public Service Co.
6.000% due 10/01/2036	2,273	2,873
Verizon Communications, Inc.
2.946% due 03/15/2022	3,497	3,521
3.376% due 02/15/2025	670	673
4.400% due 11/01/2034	3,218	3,287
4.522% due 09/15/2048	64	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.862% due 08/21/2046	$1,773	$1,852
5.012% due 08/21/2054	3,945	4,045
Vodafone Group PLC
2.500% due 09/26/2022	3,042	3,021

		101,106

Total Corporate Bonds & Notes (Cost $823,060)		840,263

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
2.750% due 08/15/2047	68	68
3.000% due 02/15/2047	2	2
3.000% due 05/15/2047	96	101

Total U.S. Treasury Obligations (Cost $167)		171

SOVEREIGN ISSUES 0.3%
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	850	847
3.125% due 07/25/2027	2,000	1,958

Total Sovereign Issues (Cost $2,817)		2,805

SHORT-TERM INSTRUMENTS 0.9%

REPURCHASE AGREEMENTS (a) 0.9%
		7,329

Total Short-Term Instruments (Cost $7,329)		7,329

Total Investments in Securities (Cost $833,373)		850,568

Total Investments 99.8% (Cost $833,373)		$850,568

Financial Derivative Instruments (c) (0.0)% (Cost or Premiums, net $23)		(11)

Other Assets and Liabilities, net 0.2%		1,336

Net Assets 100.0%		$851,893

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$529	U.S. Treasury Notes 2.250% due 01/31/2024	$(543)	$529	$529
JPS	1.800	12/29/2017	01/02/2018	6,800	U.S. Treasury Notes 1.375% due 12/15/2019	(6,949)	6,800	6,801

Total Repurchase Agreements						$(7,492)	$7,329	$7,330

48	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
RDR	0.250%	11/07/2017	TBD	(3)	$(2,557)	$(2,558)

Total Reverse Repurchase Agreements						$(2,558)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$529	$0	$0	$0	$529	$(543)	$(14)
JPS	6,801	0	0	0	6,801	(6,949)	(148)
RDR	0	(2,558)	0	0	(2,558)	0	(2,558)

Total Borrowings and Other Financing Transactions	$7,330	$(2,558)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining	Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,558)	$(2,558)

Total Borrowings	$0	$0	$0	$(2,558)	$(2,558)

Payable for reverse repurchase agreements					$(2,558)

(b)	Securities with an aggregate market value of $2,539 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(2,004) at a weighted average interest rate of (0.059)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(c)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note March Futures	03/2018	53	$(6,574)	$39	$0	$(11)

Total Futures Contracts				$39	$0	$(11)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-29 5-Year Index	1.000%	Quarterly	12/20/2022	$1,100	$23	$4	$27	$0	$0

Total Swap Agreements					$23	$4	$27	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	49

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(11)	$0	$(11)

Cash of $675 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11	$11

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55	$55
Swap Agreements	0	295	0	0	0	295

	$0	$295	$0	$0	$55	$350

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$39	$39
Swap Agreements	0	(147)	0	0	0	(147)

	$0	$(147)	$0	$0	$39	$(108)

50	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$307,412	$0	$307,412
Industrials	0	431,745	0	431,745
Utilities	0	101,106	0	101,106
U.S. Treasury Obligations	0	171	0	171
Sovereign Issues	0	2,805	0	2,805
Short-Term Instruments
Repurchase Agreements	0	7,329	0	7,329

Total Investments	$0	$850,568	$0	$850,568

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(11)	$0	$0	$(11)

Total Financial Derivative Instruments	$(11)	$0	$0	$(11)

Totals	$(11)	$850,568	$0	$850,557

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	51

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 «		$5,768	$5,791
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 «~		10,000	9,916
State of Rio de Janeiro
6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		2,400	2,404

Total Loan Participations and Assignments (Cost $17,872)			18,111

CORPORATE BONDS & NOTES 27.6%

BANKING & FINANCE 19.2%
Air Lease Corp.
3.000% due 09/15/2023		5,000	4,967
Ally Financial, Inc.
3.500% due 01/27/2019		10,000	10,075
American Tower Corp.
3.375% due 10/15/2026		3,300	3,247
Banco Espirito Santo S.A.
4.750% due 01/15/2018 ^(c)	EUR	2,500	892
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$4,300	4,434
Bank of America Corp.
3.300% due 01/11/2023		4,200	4,299
3.419% due 12/20/2028 •		20,118	20,141
3.500% due 04/19/2026		9,000	9,209
Barclays Bank PLC
7.625% due 11/21/2022 (g)		16,900	19,171
7.750% due 04/10/2023 •(g)		3,400	3,460
14.000% due 06/15/2019 •(f)	GBP	4,500	7,140
Barclays PLC
8.250% due 12/15/2018 •(f)(g)		$1,500	1,576
BBVA Bancomer S.A.
6.500% due 03/10/2021		6,000	6,548
Blackstone CQP Holdco LP
6.000% due 08/18/2021		7,800	7,859
BNP Paribas S.A.
3.800% due 01/10/2024		5,000	5,179
4.375% due 09/28/2025		1,000	1,046
BPCE S.A.
5.700% due 10/22/2023		6,000	6,657
Brixmor Operating Partnership LP
3.650% due 06/15/2024		7,000	6,972
Brookfield Finance LLC
4.000% due 04/01/2024		3,000	3,109
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		3,871	4,258
Citigroup, Inc.
3.300% due 04/27/2025		10,000	10,107
3.700% due 01/12/2026		4,800	4,949
5.500% due 09/13/2025		4,000	4,512
Cooperatieve Rabobank UA
3.375% due 05/21/2025		500	515
6.875% due 03/19/2020 (g)	EUR	4,200	5,803
Credit Suisse AG
6.500% due 08/08/2023 (g)		$15,400	17,269
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		5,700	5,824
3.800% due 09/15/2022		4,200	4,337
DDR Corp.
3.900% due 08/15/2024		1,000	1,009
Deutsche Bank AG
3.375% due 05/12/2021		13,100	13,230
4.250% due 10/14/2021		3,000	3,132
EPR Properties
4.500% due 06/01/2027		4,300	4,331

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Farmers Insurance Exchange
4.747% due 11/01/2057 •	$2,000	$2,011
General Motors Financial Co., Inc.
3.200% due 07/13/2020	7,400	7,504
6.750% due 06/01/2018	1,400	1,426
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	3,600	3,655
4.000% due 03/03/2024	13,000	13,647
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	5,000	4,970
Healthcare Trust of America Holdings LP
3.750% due 07/01/2027	4,600	4,589
Hospitality Properties Trust
3.950% due 01/15/2028	3,000	2,915
4.250% due 02/15/2021	2,200	2,277
HSBC Holdings PLC
4.250% due 03/14/2024	12,000	12,549
4.250% due 08/18/2025	1,000	1,038
Hudson Pacific Properties LP
3.950% due 11/01/2027	900	897
International Lease Finance Corp.
5.875% due 08/15/2022	5,000	5,551
Intesa Sanpaolo SpA
3.875% due 01/16/2018	7,500	7,505
JPMorgan Chase & Co.
3.125% due 01/23/2025	14,300	14,389
KBC Bank NV
8.000% due 01/25/2023 •(g)	13,600	13,682
Lloyds Bank PLC
12.000% due 12/16/2024 •(f)	6,600	8,887
Lloyds Banking Group PLC
4.500% due 11/04/2024	2,900	3,047
Mid-America Apartments LP
4.000% due 11/15/2025	7,500	7,779
MMcapS Funding Ltd.
1.965% (US0003M + 0.290%) due 12/26/2039 ~	926	815
Morgan Stanley
3.875% due 04/29/2024	20,000	20,895
Navient Corp.
8.450% due 06/15/2018	2,800	2,878
Nordea Bank AB
6.125% due 09/23/2024 •(f)(g)	550	594
Pacific Life Insurance Co.
9.250% due 06/15/2039	5,000	8,573
Piper Jaffray Cos.
5.060% due 10/09/2018	2,000	2,030
Preferred Term Securities Ltd.
1.888% (US0003M + 0.300%) due 03/22/2037 ~	3,295	2,933
Royal Bank of Scotland Group PLC
8.625% due 08/15/2021 •(f)(g)	3,000	3,386
Societe Generale S.A.
8.250% due 11/29/2018 •(f)(g)	6,000	6,292
SoQ Sukuk A QSC
2.099% due 01/18/2018	5,000	5,002
Springleaf Finance Corp.
6.125% due 05/15/2022	4,500	4,691
8.250% due 12/15/2020	5,500	6,064
Synchrony Bank
3.000% due 06/15/2022	5,500	5,483
UBS AG
7.625% due 08/17/2022 (g)	13,950	16,331
UBS Group Funding Switzerland AG
4.125% due 09/24/2025	2,300	2,416
UDR, Inc.
3.500% due 07/01/2027	2,400	2,404
Wells Fargo & Co.
3.000% due 04/22/2026	5,000	4,910

		419,272

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 5.6%
Andeavor Logistics LP
4.250% due 12/01/2027	$4,200	$4,243
Arrow Electronics, Inc.
3.875% due 01/12/2028	2,500	2,497
Charter Communications Operating LLC
4.908% due 07/23/2025	4,600	4,897
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	4,015
4.500% due 09/16/2025	3,500	3,767
Dell International LLC
5.450% due 06/15/2023	4,000	4,327
Discovery Communications LLC
3.950% due 03/20/2028	5,300	5,281
5.200% due 09/20/2047	2,000	2,094
Ecopetrol S.A.
5.875% due 09/18/2023	5,000	5,537
Energy Transfer LP
5.200% due 02/01/2022	2,275	2,431
ERAC USA Finance LLC
3.800% due 11/01/2025	900	921
Hampton Roads PPV LLC
6.621% due 06/15/2053	35,851	32,912
Kansas City Southern
3.000% due 05/15/2023	2,500	2,481
Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	850	886
6.850% due 02/15/2020	1,100	1,192
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,211
Kraft Heinz Foods Co.
3.950% due 07/15/2025	5,000	5,171
Magellan Health, Inc.
4.400% due 09/22/2024	5,500	5,542
New York and Presbyterian Hospital
4.763% due 08/01/2116	3,000	3,201
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029	5,382	5,442
QVC, Inc.
4.450% due 02/15/2025	1,250	1,277
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,209
Tech Data Corp.
4.950% due 02/15/2027	2,420	2,557
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023	5,500	4,795
Wesleyan University
4.781% due 07/01/2116	3,248	3,455
Western Gas Partners LP
3.950% due 06/01/2025	7,547	7,556

		120,897

UTILITIES 2.8%
AT&T, Inc.
3.400% due 08/14/2024	2,000	2,013
4.125% due 02/17/2026	7,000	7,170
4.300% due 02/15/2030	4,163	4,168
Energy Transfer LP
4.500% due 11/01/2023	5,000	5,183
5.000% due 10/01/2022	2,500	2,667
FirstEnergy Corp.
3.900% due 07/15/2027	6,000	6,158
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	4,450	4,450
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,680	1,683
Plains All American Pipeline LP
3.600% due 11/01/2024	6,762	6,594
Verizon Communications, Inc.
3.376% due 02/15/2025	9,960	10,011

52	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 08/10/2033	$10,000	$10,511

		60,608

Total Corporate Bonds & Notes (Cost $593,234)		600,777

MUNICIPAL BONDS & NOTES 2.2%

CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,000	3,203
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	3,090	3,548

		6,751

FLORIDA 0.5%
Palm Beach County, Florida Revenue Bonds, Series 2013
5.250% due 11/01/2043	7,520	8,215
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2013
2.995% due 07/01/2020	2,265	2,296

		10,511

ILLINOIS 0.6%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	5,900	6,560
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	6,800	7,874

		14,434

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, Series 2017
3.520% due 07/01/2020	500	504
3.650% due 07/01/2021	500	505
3.800% due 07/01/2022	1,000	1,011

		2,020

SOUTH DAKOTA 0.4%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
3.539% due 06/01/2022	8,000	8,107

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	3,000	3,131

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,680	3,589

Total Municipal Bonds & Notes (Cost $45,989)		48,543

U.S. GOVERNMENT AGENCIES 41.6%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(e)	374	333
0.626% due 08/25/2022 ~(a)	17,090	398
2.500% due 03/25/2033	2	2
2.650% (US0012M + 1.650%) due 12/01/2028 ~	248	250
2.985% (US0012M + 1.235%) due 01/01/2037 ~	18	18
3.000% due 03/25/2033 - 05/01/2047	116,115	116,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.373% (H15T1Y + 2.218%) due 09/01/2034 ~	$50	$53
3.500% due 04/01/2032 - 05/01/2047	55,232	57,039
3.530% (US0012M + 1.780%) due 11/01/2035 ~	12	12
3.567% (US0012M + 1.820%) due 04/01/2036 ~	27	28
3.585% (US0012M + 1.835%) due 10/01/2035 ~	4	4
4.000% due 08/01/2018 - 05/01/2047	148,008	155,854
4.448% (- 1.0*LIBOR01M + 6.000%) due 09/25/2042 ~(a)	77,517	14,955
4.500% due 03/01/2018 - 06/01/2051	38,319	41,075
4.750% due 09/01/2033	152	163
4.827% (- 1.4*LIBOR01M + 7.000%) due 05/25/2042 ~	206	196
4.868% (- 1.0*LIBOR01M + 6.420%) due 04/25/2040 ~(a)	134	20
5.000% due 02/01/2019 - 11/01/2039	2,995	3,115
5.500% due 06/01/2018 - 04/01/2039	1,917	2,017
5.648% (- 1.0*LIBOR01M + 7.200%) due 05/25/2036 ~(a)	2,339	430
6.000% due 05/25/2031 - 09/01/2037	4,529	4,766
6.500% due 01/01/2036 - 05/01/2038	150	161
7.000% due 11/01/2018 - 11/01/2038	1,595	1,685
7.500% due 10/01/2021 - 10/01/2037	499	543
16.016% (- 3.25*LIBOR01M + 21.060%) due 01/25/2036 ~	520	644
23.117% (- 3.418*D11COF + 25.636%) due 07/25/2023 ~	14	19
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(e)	1,216	1,099
1.880% due 06/15/2040 ~(a)	31,693	1,706
3.000% due 01/01/2043 - 01/01/2047	42,192	42,277
3.355% (H15T1Y + 2.355%) due 07/01/2036 ~	33	34
3.426% (H15T1Y + 2.425%) due 12/01/2031 ~	166	175
3.490% (H15T1Y + 2.240%) due 11/01/2023 ~	1	1
3.500% due 12/15/2028 (a)	4,545	372
3.500% due 10/01/2041 - 11/01/2047	213,815	220,239
3.533% (US0012M + 1.733%) due 10/01/2036 ~	4	4
3.553% (- 1.0*LIBOR01M + 5.030%) due 05/15/2041 ~	3,484	3,334
4.000% due 09/01/2033 - 06/01/2047	69,200	72,532
4.500% due 11/01/2019 - 02/01/2045	11,847	12,691
4.679% (- 1.75*LIBOR01M + 7.060%) due 06/15/2042 ~	2,040	1,961
5.000% due 03/01/2018 - 07/15/2041	963	1,043
5.000% due 08/15/2039 (a)	223	18
5.250% due 04/15/2033	47	51
5.500% due 04/01/2018 - 10/01/2037	2,507	2,716
6.000% due 06/01/2032 - 08/01/2037	289	313
6.500% due 01/01/2037 - 07/01/2037	32	34
6.946% (- 2.0*LIBOR01M + 9.900%) due 01/15/2041 ~	5,689	6,485
8.500% due 12/01/2022 - 03/01/2023	42	42
9.000% due 07/01/2020 - 11/01/2030	20	22
9.500% due 01/01/2025	14	15

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.000% due 01/01/2018 - 04/01/2025		$84	$84
15.426% (- 2.6*LIBOR01M + 19.266%) due 10/15/2023 ~		186	230
15.601% (- 2.75*LIBOR01M + 19.663%) due 05/15/2033 ~		86	115
Freddie Mac, TBA
3.500% due 02/01/2048		6,000	6,155
Ginnie Mae
2.043% (US0001M + 0.800%) due 05/20/2066 ~		6,038	6,100
2.163% (US0001M + 0.920%) due 07/20/2065 ~		10,789	10,948
2.393% (US0001M + 1.150%) due 03/20/2066 ~		4,064	4,171
3.500% due 12/20/2040 - 03/20/2047		30,977	32,061
4.000% due 09/20/2040 - 06/15/2047		65,526	69,264
4.500% due 08/20/2038 - 02/20/2047		5,793	6,008
4.750% due 01/20/2035		37	41
5.000% due 03/20/2034 - 05/20/2047		1,985	2,076
5.500% due 04/16/2034 - 11/20/2038		118	128
6.000% due 08/20/2038 - 02/20/2039		130	139
6.500% due 12/20/2038		88	92
10.000% due 12/15/2019		7	7
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (e)		2,500	1,272

Total U.S. Government Agencies (Cost $913,777)			906,067

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
2.750% due 08/15/2047		9,210	9,213
2.750% due 11/15/2047		22,300	22,315
2.875% due 08/15/2045 (i)		40,700	41,705
3.000% due 11/15/2044 (k)(m)		46,100	48,380
3.750% due 11/15/2043 (i)(k)(m)		17,500	20,834
U.S. Treasury Notes
2.000% due 06/30/2024 (i)(m)		5,000	4,904
2.250% due 10/31/2024 (i)		50,000	49,764
2.250% due 08/15/2027 (i)		62,000	61,119
2.375% due 05/15/2027 (i)		85,000	84,745

Total U.S. Treasury Obligations (Cost $339,343)			342,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust
3.152% (US0006M + 1.500%) due 09/25/2045 ~		25	25
Banc of America Mortgage Trust
3.621% due 10/25/2034 ~		600	600
Barclays Commercial Mortgage Securities Trust
3.323% due 09/10/2028		6,446	6,556
BCAP LLC Trust
4.000% due 04/26/2037 ~		399	400
BCAP Ltd.
3.673% due 01/27/2037 ~		227	228
Bear Stearns ALT-A Trust
2.192% (US0001M + 0.640%) due 04/25/2034 ~		50	50
Business Mortgage Finance PLC
2.526% (BP0003M + 2.000%) due 02/15/2041 ~	GBP	2,457	3,252
Countrywide Home Loan Mortgage Pass-Through Trust
2.092% (US0001M + 0.540%) due 03/25/2035 ~		$179	173
Countrywide Home Loan Reperforming REMIC Trust
1.892% (US0001M + 0.340%) due 01/25/2036 ~		3,928	3,744

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	53

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse First Boston Mortgage Securities Corp.
2.202% (US0001M + 0.650%) due 11/25/2031 ~		$45	$41
3.643% due 11/25/2034 ~		61	62
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2036		19	19
Great Hall Mortgages PLC
0.643% (BP0003M + 0.130%) due 03/18/2039 ~	GBP	3,930	5,222
0.653% (BP0003M + 0.140%) due 06/18/2039 ~		24,938	33,042
0.663% (BP0003M + 0.150%) due 06/18/2038 ~		5,039	6,694
1.730% (US0003M + 0.130%) due 06/18/2039 ~		$3,773	3,699
GSR Mortgage Loan Trust
3.639% due 01/25/2036 ~		4,226	4,240
3.832% due 09/25/2034 ~		461	471
HomeBanc Mortgage Trust
1.882% (US0001M + 0.330%) due 10/25/2035 ~		2,638	2,645
JPMorgan Mortgage Trust
3.640% due 07/25/2035 ~		57	58
JPMorgan Resecuritization Trust
5.366% due 07/27/2037 ~		41	41
Lehman XS Trust
2.063% (12MTA + 1.000%) due 11/25/2035 ~		119	119
MASTR Adjustable Rate Mortgages Trust
3.533% due 03/25/2035 ~		3,075	3,062
Merrill Lynch Mortgage Investors Trust
3.147% due 05/25/2029 ~		32	32
Morgan Stanley Capital Trust
3.402% due 07/13/2029 ~		5,030	5,129
Morgan Stanley Mortgage Loan Trust
3.230% due 06/25/2036 ~		9,285	9,505
RBSGC Mortgage Loan Trust
1.932% (US0001M + 0.380%) due 12/25/2034 ~		2,513	2,201
Residential Accredit Loans, Inc. Trust
5.500% due 11/25/2034		3,820	3,875
Residential Asset Securitization Trust
2.102% (US0001M + 0.550%) due 08/25/2033 ~		51	49
Sequoia Mortgage Trust
1.956% (US0006M + 0.500%) due 02/20/2035 ~		1,429	1,419
Thornburg Mortgage Securities Trust
3.584% due 10/25/2046 ~		4,644	4,435
Trinity Square PLC
1.529% (BP0003M + 1.150%) due 07/15/2051 ~	GBP	2,589	3,544

Total Non-Agency Mortgage-Backed Securities (Cost $108,900)			104,632

ASSET-BACKED SECURITIES 14.7%
AASET Trust
3.967% due 05/16/2042		$4,773	4,793
Adams Mill CLO Ltd.
2.459% (US0003M + 1.100%) due 07/15/2026 ~		1,400	1,402
ALESCO Preferred Funding Ltd.
2.016% (LIBOR03M + 0.330%) due 12/23/2036 ~		3,587	3,085
2.425% (US0003M + 0.750%) due 09/23/2038 ~		3,701	3,405
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~		5,000	5,021
Anchorage Capital CLO Ltd.
2.518% (US0003M + 1.140%) due 07/28/2026 ~		10,000	10,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~	$9,450	$9,468
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.782% (US0001M + 0.230%) due 01/25/2036 ~	2,280	2,137
Asset-Backed Funding Certificates Trust
1.792% (US0001M + 0.240%) due 09/25/2036 ~	3,913	3,587
Atrium CDO Corp.
2.309% (US0003M + 0.950%) due 07/16/2025 ~	5,383	5,398
Avery Point CLO Ltd.
2.474% (US0003M + 1.120%) due 01/18/2025 ~	10,000	10,035
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	2,792	2,786
3.352% due 11/28/2032	7,300	7,303
Black Diamond CLO Ltd.
2.403% (US0003M + 1.050%) due 02/06/2026 ~	6,000	6,005
BSPRT Issuer Ltd.
2.827% (US0001M + 1.350%) due 06/15/2027 ~	4,000	4,017
CIT Mortgage Loan Trust
2.902% (LIBOR01M + 1.350%) due 10/25/2037 ~	4,326	4,358
Citigroup Mortgage Loan Trust, Inc.
1.812% (US0001M + 0.260%) due 03/25/2037 ~	468	425
Countrywide Asset-Backed Certificates
1.772% (US0001M + 0.220%) due 09/25/2037 ^~	4,583	3,929
Denali Capital CLO Ltd.
2.513% (US0003M + 1.150%) due 04/20/2027 ~	800	800
EFS Volunteer LLC
2.432% (US0001M + 0.880%) due 07/26/2027 ~	185	186
EMC Mortgage Loan Trust
2.652% (LIBOR01M + 1.100%) due 08/25/2040 ~	2,314	2,267
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~	9,500	9,561
First Franklin Mortgage Loan Asset-Backed Certificates
2.377% (US0001M + 0.825%) due 05/25/2034 ~	3,977	3,936
GoldenTree Loan Opportunities Ltd.
2.748% (US0003M + 1.370%) due 10/29/2026 ~	7,700	7,762
Halcyon Loan Advisors Funding Ltd.
2.463% (US0003M + 1.100%) due 10/22/2025 ~	7,000	6,999
Jamestown CLO Ltd.
2.499% (US0003M + 1.140%) due 01/15/2026 ~	10,000	10,026
JPMorgan Mortgage Acquisition Corp.
1.942% (US0001M + 0.390%) due 05/25/2035 ~	6,000	5,930
KDAC Aviation Finance Ltd.
4.212% due 12/15/2042 «	5,500	5,495
Long Beach Mortgage Loan Trust
2.452% (US0001M + 0.900%) due 06/25/2035 ~	7,263	7,274
METAL LLC
4.581% due 10/15/2042	5,368	5,375
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	39	42
Mid-State Trust
6.340% due 12/15/2036	5,736	6,123

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Octagon Investment Partners Ltd.
2.367% (US0003M + 1.000%) due 10/25/2025 ~		$5,800	$5,806
OHA Loan Funding Ltd.
2.713% (US0003M + 1.350%) due 01/23/2027 ~		9,050	9,102
Palmer Square CLO Ltd.
2.386% (US0003M + 0.970%) due 05/15/2025 ~		6,391	6,403
S-Jets Ltd.
3.967% due 08/15/2042		6,356	6,382
Securitized Asset-Backed Receivables LLC Trust
1.842% (US0001M + 0.290%) due 12/25/2035 ~		5,616	5,523
SLM Student Loan Trust
2.117% (US0003M + 0.750%) due 04/25/2023 ~		4,596	4,597
2.267% (US0003M + 0.900%) due 07/25/2023 ~		6,800	6,840
2.867% (US0003M + 1.500%) due 04/25/2023 ~		8,033	8,240
3.067% (US0003M + 1.700%) due 07/25/2023 ~		6,165	6,364
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026		3,758	3,747
2.770% due 05/25/2026		7,550	7,556
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		10,000	9,945
SpringCastle America Funding LLC
3.050% due 04/25/2029		4,320	4,352
Sprite Cayman
4.250% due 12/15/2037		7,000	6,983
Structured Asset Investment Loan Trust
2.257% (US0001M + 0.705%) due 03/25/2034 ~		5,463	5,316
THL Credit Wind River CLO Ltd.
2.463% (US0003M + 1.100%) due 01/22/2027 ~		7,000	7,023
Tralee CLO Ltd.
2.393% (US0003M + 1.030%) due 10/20/2027 ~		8,000	8,000
U.S. Residential Opportunity Fund Trust
3.352% due 11/27/2037		5,300	5,298
Venture CLO Ltd.
2.439% (US0003M + 1.080%) due 07/15/2026 ~		8,000	8,000
VOLT LLC
3.000% due 10/25/2047		5,200	5,198
3.125% due 06/25/2047		3,511	3,521
3.125% due 09/25/2047		7,113	7,126
3.250% due 05/25/2047		5,098	5,123
3.250% due 04/25/2059		6,764	6,792
3.375% due 05/28/2047		3,838	3,853
WhiteHorse Ltd.
2.513% (US0003M + 1.160%) due 07/17/2026 ~		3,800	3,800

Total Asset-Backed Securities (Cost $312,268)			319,861

SOVEREIGN ISSUES 2.5%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	12,020	15,403
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2020 (e)	BRL	40,000	10,337
0.000% due 07/01/2021 (e)		47,000	10,404
Mexico Government International Bond
5.750% due 10/12/2110		$4,000	4,280
Province of Quebec
2.625% due 02/13/2023		15,000	15,007

Total Sovereign Issues (Cost $55,932)			55,431

54	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS (h) 0.6%
		$12,550

U.S. TREASURY BILLS 0.1%
1.168% due 01/04/2018 - 02/15/2018 (d)(e)(i)(m)	$1,057	1,056

Total Short-Term Instruments (Cost $13,606)		13,606

Total Investments in Securities (Cost $2,400,921)		2,410,007

Total Investments 110.6% (Cost $2,400,921)		$2,410,007

Financial Derivative Instruments (j)(l) (0.1)% (Cost or Premiums, net $6,354)		(3,085)

Other Assets and Liabilities, net (10.5)%		(228,791)

Net Assets 100.0%		$2,178,131

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Interest only security.
(b)	Principal only security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$1,750	U.S. Treasury Notes 2.250% due 01/31/2024	$(1,790)	$1,750	$1,750
MBC	1.800	12/29/2017	01/02/2018	10,800	U.S. Treasury Bills 0.000% due 03/08/2018	(11,061)	10,800	10,802

Total Repurchase Agreements						$(12,851)	$12,550	$12,552

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOM	1.450%	11/17/2017	02/15/2018	$(10,313)	$(10,332)
	1.500	12/04/2017	01/04/2018	(7,960)	(7,970)
BOS	1.540	12/04/2017	01/09/2018	(1,804)	(1,807)
BSN	1.360	11/13/2017	01/16/2018	(9,803)	(9,821)
	1.360	11/29/2017	01/16/2018	(16,482)	(16,503)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	55

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
RCY	1.510%	12/06/2017	02/06/2018	$(67,930)	$(68,007)
SCX	1.400	11/06/2017	02/06/2018	(20,375)	(20,420)
	1.480	11/16/2017	02/20/2018	(4,406)	(4,414)
	1.630	12/13/2017	01/16/2018	(74,007)	(74,074)

Total Reverse Repurchase Agreements					$(213,348)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
GSC	1.660%	12/12/2017	01/12/2018	$(9,415)	$(9,410)
UBS	1.260	10/06/2017	01/05/2018	(72,125)	(72,117)
	1.270	10/10/2017	01/09/2018	(4,411)	(4,410)
	1.470	12/05/2017	01/30/2018	(9,160)	(9,150)

Total Sale-Buyback Transactions					$(95,087)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOM	$0	$(18,302)	$0	$0	$(18,302)	$18,203	$(99)
BOS	0	(1,807)	0	0	(1,807)	1,795	(12)
BSN	0	(26,324)	0	0	(26,324)	26,307	(17)
FICC	1,750	0	0	0	1,750	(1,790)	(40)
MBC	10,802	0	0	0	10,802	(11,061)	(259)
RCY	0	(68,007)	0	0	(68,007)	67,492	(515)
SCX	0	(98,908)	0	0	(98,908)	98,399	(509)

Master Securities Forward Transaction Agreement
GSC	0	0	(9,410)	0	(9,410)	9,356	(54)
UBS	0	0	(85,677)	0	(85,677)	85,213	(464)

Total Borrowings and Other Financing Transactions	$12,552	$(213,348)	$(95,087)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(110,175)	$(103,173)	$0	$(213,348)

Total	$0	$(110,175)	$(103,173)	$0	$(213,348)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(95,087)	0	0	(95,087)

Total	$0	$(95,087)	$0	$0	$(95,087)

Total Borrowings	$0	$(205,262)	$(103,173)	$0	$(308,435)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(308,435)

(i)	Securities with an aggregate market value of $307,054 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(415,271) at a weighted average interest rate of 1.206%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)	Payable for sale-buyback transactions includes $(23) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

56	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2022	0.743%	$14,000	$2,370	$190	$2,560	$0	$(1)
General Motors Co.	5.000	Quarterly	06/20/2022	0.775	6,000	988	100	1,088	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	09/20/2020	0.318	8,200	131	21	152	0	(3)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2022	0.477	6,500	77	70	147	0	(7)
JPMorgan Chase & Co.	1.000	Quarterly	06/20/2022	0.349	12,000	268	70	338	0	(5)
MetLife, Inc.	1.000	Quarterly	06/20/2021	0.300	3,100	51	23	74	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.357	8,100	106	97	203	1	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.565	6,000	392	214	606	2	0

						$4,383	$785	$5,168	$3	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$27,600	$2,283	$53	$2,336	$41	$0

Total Swap Agreements					$6,666	$838	$7,504	$44	$(17)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$44	$44	$0	$0	$(17)	$(17)

(k)	Securities with an aggregate market value of $17,109 and cash of $311 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018		$1,936	GBP	1,443	$13	$0
	07/2018	DKK	30,000		$4,444	0	(450)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	57

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2018	BRL	242,800		$73,398	$201	$0
	01/2018	EUR	18,897		22,528	0	(155)
	01/2018		$73,565	BRL	242,800	0	(368)
BRC	01/2018		9,532	DKK	64,400	847	0
DUB	01/2018	BRL	200		$53	0	(7)
	01/2018		$61	BRL	200	0	0
GLM	01/2018	DKK	33,615		$4,925	0	(493)
	04/2018		189,925		27,733	0	(3,056)
HUS	01/2018	BRL	68,000		20,016	0	(484)
	01/2018		$20,556	BRL	68,000	0	(56)
	04/2018	BRL	69,200		$20,507	0	(150)
	04/2018		$28,269	DKK	189,925	2,520	0
	07/2018		4,491		30,000	403	0
JPM	01/2018	BRL	174,600		$52,217	0	(419)
	01/2018		$52,781	BRL	174,600	0	(145)
	04/2018		20,650		69,200	7	0
MSB	01/2018	DKK	30,785		$4,562	0	(400)
UAG	01/2018	GBP	44,767		59,588	0	(867)

Total Forward Foreign Currency Contracts						$3,991	$(7,050)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Colombia Government International Bond	1.000%	Quarterly	12/20/2022	1.045%	$4,400	$(57)	$49	$0	$(8)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.556	5,000	(252)	138	0	(114)
FBF	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.948	3,700	(9)	18	9	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.045	4,700	(48)	40	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.059	1,200	(7)	4	0	(3)
	Qatar Government International Bond	1.000	Quarterly	12/20/2018	0.468	3,600	18	2	20	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.541	500	43	8	51	0

							$(312)	$259	$80	$(133)

Total Swap Agreements							$(312)	$259	$80	$(133)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$13	$0	$0	$13	$(450)	$0	$0	$(450)	$(437)	$190	$(247)
BPS	201	0	0	201	(523)	0	0	(523)	(322)	229	(93)
BRC	847	0	0	847	0	0	0	0	847	(690)	157
CBK	0	0	0	0	0	0	(122)	(122)	(122)	268	146
DUB	0	0	0	0	(7)	0	0	(7)	(7)	249	242
FBF	0	0	9	9	0	0	0	0	9	0	9
GLM	0	0	0	0	(3,549)	0	0	(3,549)	(3,549)	3,271	(278)
GST	0	0	71	71	0	0	(11)	(11)	60	0	60
HUS	2,923	0	0	2,923	(690)	0	0	(690)	2,233	(1,890)	343
JPM	7	0	0	7	(564)	0	0	(564)	(557)	362	(195)
MSB	0	0	0	0	(400)	0	0	(400)	(400)	424	24
UAG	0	0	0	0	(867)	0	0	(867)	(867)	504	(363)

Total Over the Counter	$3,991	$0	$80	$4,071	$(7,050)	$0	$(133)	$(7,183)

(m)	Securities with an aggregate market value of $5,496 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2017.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

58	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$44	$0	$0	$0	$44

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,991	$0	$3,991
Swap Agreements	0	80	0	0	0	80

	$0	$80	$0	$3,991	$0	$4,071

	$0	$124	$0	$3,991	$0	$4,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$17	$0	$0	$0	$17
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,050	$0	$7,050
Swap Agreements	0	133	0	0	0	133

	$0	$133	$0	$7,050	$0	$7,183

	$0	$150	$0	$7,050	$0	$7,200

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(333)	$(333)
Swap Agreements	0	2,327	0	0	(4)	2,323

	$0	$2,327	$0	$0	$(337)	$1,990

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,658)	$0	$(7,658)
Swap Agreements	0	1,981	0	0	0	1,981

	$0	$1,981	$0	$(7,658)	$0	$(5,677)

	$0	$4,308	$0	$(7,658)	$(337)	$(3,687)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$556	$0	$0	$0	$556

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,907	$0	$4,907
Swap Agreements	0	(1,348)	0	0	0	(1,348)

	$0	$(1,348)	$0	$4,907	$0	$3,559

	$0	$(792)	$0	$4,907	$0	$4,115

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	59

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)

December 31, 2017 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$18,111	$18,111
Corporate Bonds & Notes
Banking & Finance	0	419,272	0	419,272
Industrials	0	120,897	0	120,897
Utilities	0	60,608	0	60,608
Municipal Bonds & Notes
California	0	6,751	0	6,751
Florida	0	10,511	0	10,511
Illinois	0	14,434	0	14,434
New Jersey	0	2,020	0	2,020
South Dakota	0	8,107	0	8,107
Texas	0	3,131	0	3,131
West Virginia	0	3,589	0	3,589
U.S. Government Agencies	0	906,067	0	906,067
U.S. Treasury Obligations	0	342,979	0	342,979
Non-Agency Mortgage-Backed Securities	0	104,632	0	104,632
Asset-Backed Securities	0	314,366	5,495	319,861
Sovereign Issues	0	55,431	0	55,431
Short-Term Instruments
Repurchase Agreements	0	12,550	0	12,550
U.S. Treasury Bills	0	1,056	0	1,056

Total Investments	$0	$2,386,401	$23,606	$2,410,007

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$44	$0	$44
Over the counter	0	4,071	0	4,071

	$0	$4,115	$0	$4,115

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(17)	0	(17)
Over the counter	0	(7,183)	0	(7,183)

	$0	$(7,200)	$0	$(7,200)

Total Financial Derivative Instruments	$0	$(3,085)	$0	$(3,085)

Totals	$0	$2,383,316	$23,606	$2,406,922

There were no significant transfers among Levels 1 and 2 during the period ended December 31, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2017(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$17,982	$(149)	$39	$0	$239	$0	$0	$18,111	$239
Corporate Bonds & Notes
Banking & Finance	5,999	0	(6,000)	0	0	1	0	0	0	0
Asset-Backed Securities	5,000	5,500	(1,489)	0	0	5	0	(3,521)	5,495	(4)

Totals	$10,999	$23,482	$(7,638)	$39	$0	$245	$0	$(3,521)	$23,606	$235

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$9,916	Reference Instrument	Discount Margin	250.200 bps
	8,195	Proxy Pricing	Base Price	100.000 - 100.170
Asset-Backed Securities	5,495	Proxy Pricing	Base Price	99.997

Total	$23,606

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

60	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 152.1%

CORPORATE BONDS & NOTES 48.2%

BANKING & FINANCE 20.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	$600	$629
Air Lease Corp.
2.750% due 01/15/2023	1,300	1,282
Ally Financial, Inc.
3.500% due 01/27/2019	600	604
3.600% due 05/21/2018	500	502
American Tower Corp.
2.250% due 01/15/2022	600	585
3.450% due 09/15/2021	400	409
Athene Global Funding
2.924% (US0003M + 1.230%) due 07/01/2022 ~	800	813
Aviation Capital Group LLC
2.875% due 01/20/2022	400	400
4.625% due 01/31/2018	500	501
Bank of America Corp.
2.023% (US0003M + 0.660%) due 07/21/2021 ~	1,000	1,005
Barclays PLC
2.000% due 03/16/2018	300	300
3.520% (US0003M + 2.110%) due 08/10/2021 ~	500	523
8.250% due 12/15/2018 •(d)(e)	450	473
BGC Partners, Inc.
5.125% due 05/27/2021	250	264
BOC Aviation Ltd.
2.375% due 09/15/2021	200	195
3.000% due 03/30/2020	450	452
3.000% due 05/23/2022	500	495
3.875% due 05/09/2019	400	406
Cantor Fitzgerald LP
6.500% due 06/17/2022	400	444
CIT Group, Inc.
3.875% due 02/19/2019	200	203
Citigroup, Inc.
2.315% (US0003M + 0.950%) due 07/24/2023 ~	200	202
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~	500	526
3.800% due 09/15/2022	250	258
Discover Bank
2.600% due 11/13/2018	1,400	1,405
Five Corners Funding Trust
4.419% due 11/15/2023	400	429
General Motors Financial Co., Inc.
3.250% due 05/15/2018	250	251
Goldman Sachs Group, Inc.
2.959% (US0003M + 1.600%) due 07/15/2020 ~	1,000	1,011
Hartford Financial Services Group, Inc.
5.500% due 03/30/2020	500	533
ICICI Bank Ltd.
4.800% due 05/22/2019	965	993
International Lease Finance Corp.
8.250% due 12/15/2020	200	230
JPMorgan Chase & Co.
7.900% due 04/30/2018 •(d)	1,000	1,014
LeasePlan Corp. NV
2.500% due 05/16/2018	700	700
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.138% (US0003M + 0.775%) due 07/23/2019 ~	500	503
2.250% due 09/07/2021	200	196
Mizuho Financial Group, Inc.
2.703% (US0003M + 1.140%) due 09/13/2021 ~	700	712
2.837% (US0003M + 1.480%) due 04/12/2021 ~	400	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Navient Corp.
5.500% due 01/15/2019	$300	$306
6.625% due 07/26/2021	200	212
8.000% due 03/25/2020	900	975
ORIX Corp.
2.650% due 04/13/2021	500	497
2.900% due 07/18/2022	500	499
QNB Finance Ltd.
2.125% due 02/14/2018	900	900
Reliance Standard Life Global Funding
2.150% due 10/15/2018	300	300
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~	800	809
Santander Holdings USA, Inc.
2.650% due 04/17/2020	200	200
Santander UK Group Holdings PLC
2.875% due 08/05/2021	800	799
SL Green Realty Corp.
5.000% due 08/15/2018	191	193
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	1,000	985
3.000% due 07/15/2022	200	198
Springleaf Finance Corp.
5.250% due 12/15/2019	100	103
8.250% due 12/15/2020	950	1,047
Sumitomo Mitsui Trust Bank Ltd.
2.050% due 03/06/2019	700	698
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~	250	254
UBS AG
4.750% due 05/22/2023 •(e)	1,100	1,110
WEA Finance LLC
2.700% due 09/17/2019	225	226
Welltower, Inc.
2.250% due 03/15/2018	300	300
Weyerhaeuser Co.
7.375% due 10/01/2019	200	217

		30,686

INDUSTRIALS 23.4%
AbbVie, Inc.
2.850% due 05/14/2023	600	599
AP Moller - Maersk A/S
2.875% due 09/28/2020	400	403
Aptiv PLC
3.150% due 11/19/2020	700	711
Arrow Electronics, Inc.
3.500% due 04/01/2022	900	913
Asciano Finance Ltd.
4.625% due 09/23/2020	311	322
5.000% due 04/07/2018	100	101
BAT Capital Corp.
2.296% (US0003M + 0.880%) due 08/15/2022 ~	400	405
Boral Finance Pty. Ltd.
3.000% due 11/01/2022	400	397
Central Nippon Expressway Co. Ltd.
2.297% (US0003M + 0.810%) due 03/03/2022 ~	500	504
2.424% (US0003M + 0.850%) due 09/14/2021 ~	500	506
Charter Communications Operating LLC
4.464% due 07/23/2022	300	313
CNPC General Capital Ltd.
1.950% due 04/16/2018	700	699
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021	473	510
Crown Castle Towers LLC
3.222% due 05/15/2042	800	810
D.R. Horton, Inc.
3.750% due 03/01/2019	400	405

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell International LLC
4.420% due 06/15/2021	$400	$417
5.450% due 06/15/2023	500	541
Delta Air Lines, Inc.
3.625% due 03/15/2022	900	914
DISH DBS Corp.
4.250% due 04/01/2018	600	604
7.875% due 09/01/2019	300	322
Energy Transfer LP
4.150% due 10/01/2020	500	517
6.700% due 07/01/2018	300	307
Flex Ltd.
4.625% due 02/15/2020	500	516
General Electric Co.
5.000% due 01/21/2021 •(d)	1,100	1,135
Georgia-Pacific LLC
2.539% due 11/15/2019	400	401
Heathrow Funding Ltd.
4.875% due 07/15/2023	950	1,016
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018	300	301
Humana, Inc.
2.625% due 10/01/2019	500	502
Hyundai Capital America
1.750% due 09/27/2019	800	785
Imperial Brands Finance PLC
2.950% due 07/21/2020	700	707
Kansas City Southern
3.000% due 05/15/2023	1,100	1,092
Kinder Morgan, Inc.
2.639% (US0003M + 1.280%) due 01/15/2023 ~	200	203
KLA-Tencor Corp.
3.375% due 11/01/2019	100	102
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	135	137
Masco Corp.
7.125% due 03/15/2020	39	43
McCormick & Co., Inc.
3.150% due 08/15/2024	1,100	1,107
MGM Resorts International
6.750% due 10/01/2020	300	325
8.625% due 02/01/2019	300	319
Mylan NV
3.150% due 06/15/2021	1,000	1,006
Nabors Industries, Inc.
6.150% due 02/15/2018	350	352
National Fuel Gas Co.
8.750% due 05/01/2019	500	540
Petroleos Mexicanos
3.125% due 01/23/2019	600	604
Petronas Capital Ltd.
5.250% due 08/12/2019	300	313
Pioneer Natural Resources Co.
6.875% due 05/01/2018	700	711
QUALCOMM, Inc.
2.600% due 01/30/2023	1,000	976
QVC, Inc.
3.125% due 04/01/2019	1,100	1,104
Reynolds American, Inc.
4.000% due 06/12/2022	700	732
S&P Global, Inc.
2.500% due 08/15/2018	300	301
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021	500	536
6.250% due 03/15/2022	500	557
Schaeffler Finance BV
4.750% due 05/15/2023	300	307
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023	300	295
SK Broadband Co. Ltd.
2.875% due 10/29/2018	250	251

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	61

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sky PLC
2.625% due 09/16/2019	$500	$501
9.500% due 11/15/2018	500	531
Southern Co.
2.950% due 07/01/2023	700	701
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	500	497
1.700% due 07/19/2019	700	680
Time Warner Cable LLC
8.750% due 02/14/2019	500	533
Western Gas Partners LP
2.600% due 08/15/2018	1,000	1,002
WestJet Airlines Ltd.
3.500% due 06/16/2021	1,050	1,061
Woodside Finance Ltd.
3.650% due 03/05/2025	100	101
3.700% due 09/15/2026	200	201
4.600% due 05/10/2021	200	210
Woolworths Group Ltd.
4.000% due 09/22/2020	300	309
ZF North America Capital, Inc.
4.000% due 04/29/2020	394	410

		35,233

UTILITIES 4.4%
AT&T, Inc.
2.303% (US0003M + 0.890%) due 02/14/2023 ~	1,100	1,109
BP Capital Markets PLC
2.470% (US0003M + 0.870%) due 09/16/2021 ~	1,000	1,019
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020	200	201
CNOOC Finance Ltd.
1.750% due 05/09/2018	700	699
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	500	553
E.ON International Finance BV
5.800% due 04/30/2018	300	304
Energy Transfer LP
5.750% due 09/01/2020	200	213
FirstEnergy Corp.
2.850% due 07/15/2022	970	962
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,000	1,002
Telecom Italia Capital S.A.
6.999% due 06/04/2018	600	612

		6,674

Total Corporate Bonds & Notes (Cost $72,400)		72,593

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.3%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	420	421

KANSAS 0.3%
Kansas Development Finance Authority Revenue Notes, Series 2015
2.258% due 04/15/2019	500	500

Total Municipal Bonds & Notes (Cost $920)		921

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
4.000% due 09/01/2039 - 10/01/2043	1,841	1,941
4.250% due 11/01/2035 - 01/01/2036	534	564
4.750% due 09/01/2034 - 04/01/2036	845	907

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 04/01/2019 - 09/01/2047	$3,330	$3,498
5.500% due 06/01/2018 - 09/01/2040	2,602	2,769
6.000% due 05/01/2029 - 01/01/2039	1,682	1,770
6.500% due 09/01/2021 - 12/01/2037	999	1,094
Fannie Mae, TBA
4.000% due 03/01/2048	500	522
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	15	14
4.500% due 03/01/2018 - 07/01/2021	82	83
5.000% due 02/01/2018 - 03/01/2033	86	89
5.500% due 11/01/2021 - 10/01/2037	319	337
6.000% due 02/01/2028 - 02/01/2033	79	84
6.500% due 07/01/2037 - 02/01/2038	726	782
7.000% due 10/01/2037 - 12/01/2037	245	257
10.500% due 02/01/2019 - 12/01/2020	28	28
11.000% due 11/01/2018 - 01/01/2021	13	13
Ginnie Mae
2.491% (LIBOR01M + 1.000%) due 08/16/2039 ~	11	12
3.000% due 11/20/2046	241	244
3.500% due 05/20/2042 - 09/20/2044	805	829
3.700% due 04/15/2042	225	234
3.740% due 03/20/2042 - 07/20/2042	373	385
3.750% due 04/15/2042 - 03/20/2044	346	361
4.000% due 04/20/2040 - 06/20/2043	2,956	3,026
4.500% due 08/20/2038 - 01/20/2042	1,761	1,847
5.000% due 02/20/2039 - 10/20/2047	443	456
5.500% due 03/20/2034 - 08/20/2041	1,068	1,128
6.000% due 09/20/2029	51	57
6.500% due 09/20/2025 - 07/20/2039	153	164
7.000% due 09/15/2024 - 06/20/2039	876	948

Total U.S. Government Agencies (Cost $24,731)		24,443

U.S. TREASURY OBLIGATIONS 64.4%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2027 (i)	2,924	2,912
U.S. Treasury Notes
1.500% due 01/31/2019 (g)	41,000	40,852
1.500% due 10/31/2019 (g)	53,500	53,132

Total U.S. Treasury Obligations (Cost $97,052)		96,896

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Bear Stearns Adjustable Rate Mortgage Trust
3.312% due 02/25/2033 ~	3	3
BX Trust
2.357% (LIBOR01M + 0.880%) due 07/15/2034 ~	700	702
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.782% (LIBOR01M + 0.460%) due 10/25/2035 ~	634	617
GSR Mortgage Loan Trust
3.506% due 09/25/2035 ~	41	42
3.695% (US0012M + 1.750%) due 08/25/2033 ~	489	491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hyatt Hotel Portfolio Trust
2.135% (LIBOR01M + 0.658%) due 08/09/2032 ~	$1,300	$1,296
Impac CMB Trust
2.192% (US0001M + 0.640%) due 03/25/2035 ~	274	268
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	308
MASTR Adjustable Rate Mortgages Trust
3.595% due 04/21/2034 ~	74	75
Nomura Resecuritization Trust
3.122% due 04/26/2037 ~	690	701
Sequoia Mortgage Trust
2.014% (LIBOR01M + 0.720%) due 11/22/2024 ~	9	9
2.161% (US0001M + 0.660%) due 06/20/2033 ~	5	5
Structured Asset Mortgage Investments Trust
2.075% (US0001M + 0.580%) due 07/19/2034 ~	12	12
2.155% (US0001M + 0.660%) due 09/19/2032 ~	25	25
Thornburg Mortgage Securities Trust
3.189% due 04/25/2045 ~	207	209
Towd Point Mortgage Trust
2.152% (US0001M + 0.600%) due 02/25/2057 ~	955	959
WaMu Mortgage Pass-Through Certificates Trust
1.862% (US0001M + 0.310%) due 01/25/2045 ~	33	33
1.952% (US0001M + 0.400%) due 06/25/2044 ~	1,333	1,313
3.060% due 06/25/2033 ~	5	5
Wells Fargo Mortgage-Backed Securities Trust
3.638% due 06/25/2035 ~	5	5

Total Non-Agency Mortgage-Backed Securities (Cost $6,988)		7,078

ASSET-BACKED SECURITIES 12.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.312% (US0001M + 0.760%) due 09/25/2033 ~	47	47
Apidos CLO
2.337% (US0003M + 0.980%) due 01/19/2025 ~	600	601
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~	305	306
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	233	232
Bear Stearns Asset-Backed Securities Trust
2.352% (LIBOR01M + 0.800%) due 10/27/2032 ~	44	43
BlueMountain CLO Ltd.
2.689% (US0003M + 1.330%) due 04/13/2027 ~	300	301
Carlyle Global Market Strategies CLO Ltd.
2.499% (US0003M + 1.140%) due 10/16/2025 ~	400	400
2.524% (US0003M + 1.150%) due 07/27/2026 ~	300	301
Cent CLO Ltd.
2.708% (US0003M + 1.330%) due 10/29/2025 ~	300	300
Chase Funding Trust
2.152% (US0001M + 0.600%) due 07/25/2033 ~	210	204
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	700	701
Colony Starwood Homes Trust
2.960% (LIBOR01M + 1.500%) due 07/17/2033 ~	197	199

62	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Credit Suisse Mortgage Capital Certificates
4.500% due 03/25/2021	$215	$217
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~	116	117
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~	300	301
Eagle Ltd.
2.570% due 12/15/2039	63	62
Figueroa CLO Ltd.
2.875% (US0003M + 1.250%) due 06/20/2027 ~	400	403
First Franklin Mortgage Loan Trust
2.302% (US0001M + 0.750%) due 11/25/2034 ~	271	267
Galaxy CLO Ltd.
2.549% (US0003M + 1.130%) due 11/16/2025 ~	500	502
JMP Credit Advisors CLO Ltd.
2.593% (US0003M + 1.240%) due 10/17/2025 ~	500	503
MP CLO Ltd.
2.370% (US0003M + 0.840%) due 04/18/2027 ~	1,500	1,500
Navient Private Education Loan Trust
2.677% (US0001M + 1.200%) due 12/15/2028 ~	885	903
Navient Student Loan Trust
2.802% (US0001M + 1.250%) due 06/25/2065 ~	84	86
New Century Home Equity Loan Trust
2.482% (US0001M + 0.930%) due 11/25/2034 ~	601	604
Northwoods Capital Ltd.
2.471% (US0003M + 1.080%) due 11/04/2025 ~	400	400
NovaStar Mortgage Funding Trust
1.992% (LIBOR01M + 0.440%) due 01/25/2036 ~	1,000	994
Regatta Funding Ltd.
2.527% (US0003M + 1.160%) due 10/25/2026 ~	400	400

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Residential Asset Mortgage Products Trust
2.232% (US0001M + 0.680%) due 05/25/2035 ~	$500	$496
Saxon Asset Securities Trust
2.048% (US0001M + 0.720%) due 05/25/2035 ~	195	175
Securitized Asset-Backed Receivables LLC Trust
2.227% (US0001M + 0.675%) due 01/25/2035 ~	528	520
SLM Student Loan Trust
2.117% (US0003M + 0.750%) due 04/25/2023 ~	621	621
2.867% (US0003M + 1.500%) due 04/25/2023 ~	667	683
3.067% (US0003M + 1.700%) due 07/25/2023 ~	587	606
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	387	386
Starwood Waypoint Homes Trust
2.441% (LIBOR01M + 0.950%) due 01/17/2035 ~	996	1,002
Structured Asset Securities Corp. Mortgage Loan Trust
1.687% (US0001M + 0.135%) due 07/25/2036 ~	635	620
VOLT LLC
3.000% due 10/25/2047	500	500
3.125% due 09/25/2047	1,057	1,059
3.375% due 05/28/2047	284	285
3.500% due 03/25/2047	298	299
4.375% due 11/27/2045	50	51
WhiteHorse Ltd.
2.513% (US0003M + 1.160%) due 07/17/2026 ~	400	400

Total Asset-Backed Securities (Cost $18,479)		18,597

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.875% due 10/02/2019	800	817

Total Sovereign Issues (Cost $819)		817

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.1%

CERTIFICATES OF DEPOSIT 0.7%
Barclays Bank PLC
1.940% due 09/04/2018	$200	$200
Itau CorpBanca
2.500% due 12/07/2018	500	500
2.570% due 01/11/2019	300	299

		999

COMMERCIAL PAPER 1.3%
Ford Motor Credit Co.
2.016% due 04/12/2018	600	597
Syngenta Wilmington, Inc.
3.161% due 01/04/2018	1,300	1,299

		1,896

REPURCHASE AGREEMENTS (f) 2.6%
		3,894

ARGENTINA TREASURY BILLS 0.5%
2.824% due 05/11/2018 - 05/24/2018 (a)(b)	800	791

Total Short-Term Instruments (Cost $7,583)		7,580

Total Investments in Securities (Cost $228,972)		228,925

Total Investments 152.1% (Cost $228,972)		$228,925

Financial Derivative Instruments (h)(j) (0.1)% (Cost or Premiums, net $(504))		(153)

Other Assets and Liabilities, net (52.0)%		(78,298)

Net Assets 100.0%		$150,474

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF CONTRACTS):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$594	U.S. Treasury Notes 2.250% due 01/31/2024	$(608)	$594	$594
JPS	1.800	12/29/2017	01/02/2018	3,300	U.S. Treasury Notes 1.375% due 12/15/2019	(3,373)	3,300	3,301

Total Repurchase Agreements						$(3,981)	$3,894	$3,895

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	63

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.850%	12/29/2017	01/02/2018	$(25,965)	$(25,970)

Total Reverse Repurchase Agreements					$(25,970)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
GSC	1.250%	12/29/2017	01/02/2018	$(53,270)	$(53,270)

Total Sale-Buyback Transactions					$(53,270)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.7)%
Fannie Mae, TBA	3.000%	01/01/2048	$1,000	$(997)	$(1,000)

Total Short Sales (0.7)%				$(997)	$(1,000)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(25,970)	$0	$0	$(25,970)	$25,807	$(163)
FICC	594	0	0	0	594	(608)	(14)
JPS	3,301	0	0	0	3,301	(3,373)	(72)

Master Securities Forward Transaction Agreement
GSC	0	0	(53,270)	0	(53,270)	53,132	(138)

Total Borrowings and Other Financing Transactions	$3,895	$(25,970)	$(53,270)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(25,970)	$0	$0	$(25,970)

Total	$0	$(25,970)	$0	$0	$(25,970)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(53,270)	0	0	(53,270)

Total	$0	$(53,270)	$0	$0	$(53,270)

Total Borrowings	$0	$(79,240)	$0	$0	$(79,240)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(79,240)

(g)	Securities with an aggregate market value of $78,939 have been pledged as collateral under the terms of the above master agreements as of December 31, 2017.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(33,053) at a weighted average interest rate of 1.058%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

64	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

(h)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2018	151	$	36,940	$(116)	$6	$0
90-Day Eurodollar June Futures	06/2018	126		30,894	(123)	3	0

					$(239)	$9	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
90-Day Eurodollar December Futures	12/2019	151	$	(36,870)	$123	$0	$(8)
90-Day Eurodollar June Futures	06/2019	126		(30,788)	169	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2018	101		(11,733)	(26)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2018	106		(13,149)	0	0	(22)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2018	19		(3,185)	(27)	0	(8)

					$239	$0	$(52)

Total Futures Contracts					$0	$9	$(52)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2017(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2021	0.759%	$600	$1	$5	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$4,200	$(317)	$(38)	$(355)	$0	$(6)
CDX.IG-29 5-Year Index	(1.000)	Quarterly	12/20/2022	7,400	(169)	(11)	(180)	0	(2)

					$(486)	$(49)	$(535)	$0	$(8)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.675%	Annual	09/19/2018	$ 137,900	$0	$20	$20	$2	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.696	Annual	09/19/2018	165,500	0	15	15	2	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.724	Annual	09/19/2018	59,800	0	1	1	1	0
Pay	3-Month USD-LIBOR	1.890	Semi-Annual	09/19/2018	137,900	0	(12)	(12)	3	0
Pay	3-Month USD-LIBOR	1.910	Semi-Annual	09/19/2018	165,500	0	(6)	(6)	3	0
Pay	3-Month USD-LIBOR	1.945	Semi-Annual	09/19/2018	59,800	0	3	3	3	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019	13,300	20	(36)	(16)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022	4,900	(15)	14	(1)	0	(5)

						$5	$(1)	$4	$16	$(5)

Total Swap Agreements						$(480)	$(45)	$(525)	$16	$(13)

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	65

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$9	$16	$25	$0	$(52)	$(13)	$(65)

(i)	Securities with an aggregate market value of $580 and cash of $581 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2017. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2018	AUD	2,581		$1,959	$0	$(55)
	01/2018	JPY	4,100		37	0	0
CBK	01/2018	AUD	172		130	0	(4)
GLM	01/2018	CAD	323		251	0	(7)
HUS	01/2018	AUD	77		59	0	(1)
JPM	01/2018	CAD	112		88	0	(1)
MSB	01/2018	JPY	112,200		1,009	13	0
RBC	01/2018	AUD	126		97	0	(1)
	01/2018	CAD	103		80	0	(2)
SCX	01/2018	JPY	118,400		1,058	7	0
SOG	01/2018	CAD	5,034		3,937	0	(68)
TOR	01/2018	JPY	6,600		58	0	0
	01/2018		$1,314	CAD	1,689	30	0

Total Forward Foreign Currency Contracts						$50	$(139)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	01/31/2018	$	12,800	$(24)	$(24)

Total Written Options								$(24)	$(24)

66	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2017:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(55)	$0	$0	$(55)	$(55)	$0	$(55)
CBK	0	0	0	0	(4)	(24)	0	(28)	(28)	0	(28)
GLM	0	0	0	0	(7)	0	0	(7)	(7)	0	(7)
HUS	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MSB	13	0	0	13	0	0	0	0	13	0	13
RBC	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SCX	7	0	0	7	0	0	0	0	7	0	7
SOG	0	0	0	0	(68)	0	0	(68)	(68)	0	(68)
TOR	30	0	0	30	0	0	0	0	30	0	30

Total Over the Counter	$50	$0	$0	$50	$(139)	$(24)	$0	$(163)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	0	0	0	16	16

	$0	$0	$0	$0	$25	$25

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$50	$0	$50

	$0	$0	$0	$50	$25	$75

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$52	$52
Swap Agreements	0	8	0	0	5	13

	$0	$8	$0	$0	$57	$65

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$139	$0	$139
Written Options	0	0	0	0	24	24

	$0	$0	$0	$139	$24	$163

	$0	$8	$0	$139	$81	$228

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	67

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)

December 31, 2017 (Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2017:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$306	$306
Swap Agreements	0	(157)	0	0	(38)	(195)

	$0	$(157)	$0	$0	$268	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(54)	$0	$(54)
Written Options	0	0	0	0	7	7

	$0	$0	$0	$(54)	$7	$(47)

	$0	$(157)	$0	$(54)	$275	$64

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(110)	$(110)
Swap Agreements	0	(14)	0	0	(1)	(15)

	$0	$(14)	$0	$0	$(111)	$(125)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16

	$0	$(14)	$0	$16	$(111)	$(109)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,686	$0	$30,686
Industrials	0	35,233	0	35,233
Utilities	0	6,674	0	6,674
Municipal Bonds & Notes
California	0	421	0	421
Kansas	0	500	0	500
U.S. Government Agencies	0	24,443	0	24,443
U.S. Treasury Obligations	0	96,896	0	96,896
Non-Agency Mortgage-Backed Securities	0	7,078	0	7,078
Asset-Backed Securities	0	18,597	0	18,597
Sovereign Issues	0	817	0	817
Short-Term Instruments
Certificates of Deposit	0	999	0	999
Commercial Paper	0	1,896	0	1,896
Repurchase Agreements	0	3,894	0	3,894
Argentina Treasury Bills	0	791	0	791

Total Investments	$0	$228,925	$0	$228,925

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,000)	$0	$(1,000)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	16	0	25
Over the counter	0	50	0	50

	$9	$66	$0	$75

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(13)	0	(65)
Over the counter	0	(163)	0	(163)

	$(52)	$(176)	$0	$(228)

Total Financial Derivative Instruments	$(43)	$(110)	$0	$(153)

Totals	$(43)	$227,815	$0	$227,772

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

68	PIMCO ETF TRUST	See Accompanying Notes

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 100.4%

CORPORATE BONDS & NOTES 52.2%

BANKING & FINANCE 27.5%
ADCB Finance Cayman Ltd.
3.000% due 03/04/2019	$9,000	$9,043
AerCap Ireland Capital DAC
3.750% due 05/15/2019	16,847	17,118
4.250% due 07/01/2020	1,500	1,557
4.625% due 10/30/2020	1,550	1,626
AIA Group Ltd.
1.750% due 03/13/2018	8,300	8,304
Air Lease Corp.
2.125% due 01/15/2018	23,647	23,646
2.625% due 09/04/2018	4,950	4,965
American Express Co.
1.987% (US0003M + 0.610%) due 08/01/2022 ~	14,200	14,192
American Express Credit Corp.
2.624% (US0003M + 1.050%) due 09/14/2020 ~	8,900	9,062
American International Group, Inc.
5.850% due 01/16/2018	7,717	7,727
Athene Global Funding
2.503% (US0003M + 1.140%) due 04/20/2020 ~	38,500	39,136
2.924% (US0003M + 1.230%) due 07/01/2022 ~	35,659	36,218
AvalonBay Communities, Inc.
1.846% (US0003M + 0.430%) due 01/15/2021 ~	7,200	7,206
Aviation Capital Group LLC
2.875% due 09/17/2018	25,050	25,138
4.625% due 01/31/2018	22,265	22,311
Banco Santander Chile
3.390% (US0003M + 1.875%) due 06/07/2018 ~	2,000	2,023
Bangkok Bank PCL
2.750% due 03/27/2018	1,700	1,702
3.300% due 10/03/2018	10,863	10,911
Bank of America Corp.
2.023% (US0003M + 0.660%) due 07/21/2021 ~	5,700	5,729
2.345% (US0003M + 0.650%) due 10/01/2021 ~	28,000	28,141
2.399% (US0003M + 1.040%) due 01/15/2019 ~	13,783	13,900
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.594% (US0003M + 1.020%) due 09/14/2018 ~	8,600	8,648
Barclays PLC
2.000% due 03/16/2018	37,000	37,017
BNZ International Funding Ltd.
2.400% due 02/21/2020	2,500	2,498
BOC Aviation Ltd.
3.000% due 03/30/2020	2,390	2,399
3.875% due 05/09/2019	4,520	4,584
Canadian Imperial Bank of Commerce
2.028% (US0003M + 0.520%) due 09/06/2019 ~	1,860	1,869
CDP Financial, Inc.
4.400% due 11/25/2019	18,000	18,710
Citigroup, Inc.
2.258% (US0003M + 0.880%) due 07/30/2018 ~	27,300	27,402
2.571% (US0003M + 1.190%) due 08/02/2021 ~	8,200	8,357
2.681% (US0003M + 1.310%) due 10/26/2020 ~	11,200	11,438
3.073% (US0003M + 1.380%) due 03/30/2021 ~	27,000	27,651
CMT MTN Pte. Ltd.
3.731% due 03/21/2018	11,600	11,677

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Cooperatieve Rabobank UA
2.180% (US0003M + 0.830%) due 01/10/2022 ~	$45,000	$45,672
Credit Suisse Group Funding Guernsey Ltd.
3.644% (US0003M + 2.290%) due 04/16/2021 ~	16,900	17,764
Daegu Bank Ltd.
2.250% due 04/29/2018	5,000	5,001
Danske Bank A/S
2.088% (US0003M + 0.580%) due 09/06/2019 ~	1,000	1,006
DBS Group Holdings Ltd.
1.987% (US0003M + 0.620%) due 07/25/2022 ~	15,700	15,794
Dexia Credit Local S.A.
1.875% due 03/28/2019	53,370	53,185
2.250% due 01/30/2019	40,700	40,748
Discover Bank
2.000% due 02/21/2018	34,465	34,468
DNB Bank ASA
2.065% (US0003M + 0.370%) due 10/02/2020 ~	10,000	10,013
Erste Abwicklungsanstalt
1.250% due 03/15/2018	7,000	6,988
1.746% (US0003M + 0.210%) due 03/09/2020 ~	7,000	7,012
EXIM Sukuk Malaysia Bhd.
2.874% due 02/19/2019	4,500	4,514
Ford Motor Credit Co. LLC
1.897% due 08/12/2019	5,745	5,703
2.321% (US0003M + 0.930%) due 11/04/2019 ~	830	838
2.350% (US0003M + 1.000%) due 01/09/2020 ~	14,900	15,052
2.379% (US0003M + 0.830%) due 03/12/2019 ~	14,700	14,777
2.488% (US0003M + 0.900%) due 06/15/2018 ~	14,750	14,788
2.930% (US0003M + 1.580%) due 01/08/2019 ~	7,400	7,493
5.000% due 05/15/2018	11,300	11,416
General Motors Financial Co., Inc.
2.400% due 04/10/2018	9,835	9,848
2.400% due 05/09/2019	2,000	2,001
2.710% (US0003M + 1.360%) due 04/10/2018 ~	22,750	22,796
2.919% (US0003M + 1.560%) due 01/15/2020 ~	23,900	24,391
3.250% due 05/15/2018	15,200	15,258
3.419% (US0003M + 2.060%) due 01/15/2019 ~	1,500	1,526
6.750% due 06/01/2018	865	881
Goldman Sachs Group, Inc.
2.481% (US0003M + 1.110%) due 04/26/2022 ~	16,000	16,194
2.586% (US0003M + 1.170%) due 11/15/2021 ~	32,125	32,608
2.727% (US0003M + 1.360%) due 04/23/2021 ~	12,656	12,973
Harley-Davidson Financial Services, Inc.
1.873% (US0003M + 0.350%) due 03/08/2019 ~	5,800	5,808
HDFC Bank Ltd.
3.000% due 03/06/2018	5,000	5,005
HSBC Holdings PLC
3.122% (US0003M + 1.660%) due 05/25/2021 ~	61,000	63,333
3.763% (US0003M + 2.240%) due 03/08/2021 ~	7,000	7,376
HSBC USA, Inc.
1.625% due 01/16/2018	3,500	3,500
1.700% due 03/05/2018	2,275	2,274
ICICI Bank Ltd.
4.700% due 02/21/2018	32,606	32,725
4.800% due 05/22/2019	23,950	24,640

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ING Bank NV
2.385% (US0003M + 0.690%) due 10/01/2019 ~	$24,225	$24,398
International Lease Finance Corp.
3.875% due 04/15/2018	2,000	2,009
5.875% due 04/01/2019	3,200	3,331
6.250% due 05/15/2019	14,450	15,146
7.125% due 09/01/2018	23,328	24,075
8.250% due 12/15/2020	2,301	2,649
Jackson National Life Global Funding
2.405% (US0003M + 0.730%) due 06/27/2022 ~	36,750	37,190
John Deere Capital Corp.
2.003% (US0003M + 0.480%) due 09/08/2022 ~	12,000	12,054
JPMorgan Chase & Co.
1.991% (US0003M + 0.510%) due 03/01/2018 ~	11,000	11,004
2.961% (US0003M + 1.480%) due 03/01/2021 ~	12,145	12,529
KEB Hana Bank
2.000% due 04/02/2018	3,000	2,997
Ladensbank Baden-Wuerttemberg
1.375% due 03/05/2018	3,900	3,897
LeasePlan Corp. NV
2.500% due 05/16/2018	35,989	35,997
2.875% due 01/22/2019	23,600	23,620
Macquarie Bank Ltd.
2.498% (US0003M + 1.120%) due 07/29/2020 ~	51,650	52,565
2.539% (US0003M + 1.180%) due 01/15/2019 ~	2,500	2,523
Macquarie Group Ltd.
3.000% due 12/03/2018	21,350	21,510
7.625% due 08/13/2019	2,000	2,157
Mitsubishi Corp. Finance PLC
1.858% (US0003M + 0.480%) due 04/30/2019 ~	6,000	6,002
Mitsubishi UFJ Financial Group, Inc.
2.157% (US0003M + 0.790%) due 07/25/2022 ~	36,285	36,443
2.366% (US0003M + 0.920%) due 02/22/2022 ~	12,000	12,115
2.623% (US0003M + 1.060%) due 09/13/2021 ~	15,977	16,212
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.000% due 02/28/2018	8,900	8,912
2.138% (US0003M + 0.775%) due 07/23/2019 ~	16,402	16,488
2.361% (US0003M + 0.925%) due 02/20/2019 ~	2,600	2,609
Mitsubishi UFJ Trust & Banking Corp.
1.680% due 06/20/2018	7,300	7,297
Mizuho Bank Ltd.
2.553% (US0003M + 1.190%) due 10/20/2018 ~	18,572	18,709
Mizuho Financial Group, Inc.
2.408% (US0003M + 0.940%) due 02/28/2022 ~	2,000	2,019
2.416% (US0003M + 0.880%) due 09/11/2022 ~	37,400	37,678
2.703% (US0003M + 1.140%) due 09/13/2021 ~	1,855	1,886
2.837% (US0003M + 1.480%) due 04/12/2021 ~	17,600	18,045
Morgan Stanley
2.293% (US0003M + 0.930%) due 07/22/2022 ~	22,500	22,692
Nasdaq, Inc.
2.048% (US0003M + 0.390%) due 03/22/2019 ~	38,000	38,016
National Bank of Canada
1.953% (US0003M + 0.600%) due 01/17/2020 ~	8,500	8,546

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	69

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NRW Bank
1.583% (US0003M + 0.170%) due 02/11/2019 ~	$12,000	$12,016
NTT Finance Corp.
2.223% (US0003M + 0.530%) due 06/29/2020 ~	20,738	20,833
Protective Life Global Funding
1.779% (US0003M + 0.420%) due 03/29/2019 ~	4,900	4,907
QNB Finance Ltd.
2.125% due 02/14/2018	3,800	3,799
2.441% (US0003M + 1.050%) due 05/04/2018 ~	6,500	6,512
2.750% due 10/31/2018	7,543	7,545
2.836% (US0003M + 1.400%) due 05/20/2018 ~	3,100	3,103
RCI Banque S.A.
3.500% due 04/03/2018	47,115	47,281
Reliance Standard Life Global Funding
2.500% due 04/24/2019	7,300	7,317
Royal Bank of Scotland Group PLC
2.886% (US0003M + 1.470%) due 05/15/2023 ~	39,000	39,451
Santander Holdings USA, Inc.
2.700% due 05/24/2019	4,953	4,965
Santander UK PLC
2.312% (US0003M + 0.850%) due 08/24/2018 ~	11,463	11,508
3.054% (US0003M + 1.480%) due 03/14/2019 ~	11,200	11,369
SoQ Sukuk A QSC
2.099% due 01/18/2018	1,900	1,901
Standard Chartered PLC
1.700% due 04/17/2018	5,000	4,996
1.993% (US0003M + 0.640%) due 04/17/2018 ~	10,500	10,513
2.566% (US0003M + 1.130%) due 08/19/2019 ~	16,000	16,186
State Bank of India
2.297% (US0003M + 0.950%) due 04/06/2020 ~	40,200	40,305
3.250% due 04/18/2018	22,742	22,821
3.622% due 04/17/2019	7,143	7,226
SumitG Guaranteed Secured Obligation Issuer DAC
2.251% due 11/02/2020	3,500	3,470
Sumitomo Mitsui Banking Corp.
1.664% (US0003M + 0.310%) due 10/18/2019 ~	26,000	26,014
Sumitomo Mitsui Financial Group, Inc.
2.137% (US0003M + 0.780%) due 07/12/2022 ~	31,365	31,478
2.326% (US0003M + 0.970%) due 01/11/2022 ~	12,000	12,129
2.497% (US0003M + 1.140%) due 10/19/2021 ~	1,600	1,628
3.216% (US0003M + 1.680%) due 03/09/2021 ~	4,000	4,138
Sumitomo Mitsui Trust Bank Ltd.
2.018% (US0003M + 0.510%) due 03/06/2019 ~	59,808	59,916
2.264% (US0003M + 0.910%) due 10/18/2019 ~	8,000	8,070
Svenska Handelsbanken AB
1.998% (US0003M + 0.490%) due 09/06/2019 ~	11,175	11,231
Synchrony Financial
2.615% (US0003M + 1.230%) due 02/03/2020 ~	12,000	12,173
Toyota Motor Credit Corp.
2.046% (US0003M + 0.690%) due 01/11/2022 ~	21,500	21,729
UBS AG
1.799% (US0003M + 0.320%) due 05/28/2019 ~	20,000	20,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UBS Group Funding Switzerland AG
2.366% (US0003M + 0.950%) due 08/15/2023 ~	$28,000	$28,136
3.139% (US0003M + 1.780%) due 04/14/2021 ~	28,300	29,381
Ventas Realty LP
2.000% due 02/15/2018	10,089	10,089
Voya Financial, Inc.
2.900% due 02/15/2018	10,310	10,320
WEA Finance LLC
2.700% due 09/17/2019	10,461	10,521
Wells Fargo & Co.
1.823% (US0003M + 0.460%) due 04/22/2019 ~	6,700	6,716
2.827% (US0003M + 1.340%) due 03/04/2021 ~	4,000	4,112
Westpac Banking Corp.
1.375% due 05/30/2018	30,000	29,949

		2,216,354

INDUSTRIALS 20.0%
Abu Dhabi National Energy Co. PJSC
2.500% due 01/12/2018	10,000	10,011
Allergan Funding SCS
2.629% (US0003M + 1.080%) due 03/12/2018 ~	27,784	27,825
2.804% (US0003M + 1.255%) due 03/12/2020 ~	57,841	58,697
Anheuser-Busch North American Holding Corp.
2.200% due 08/01/2018	2,300	2,303
Asciano Finance Ltd.
5.000% due 04/07/2018	7,400	7,448
Baidu, Inc.
3.250% due 08/06/2018	17,400	17,485
BAT Capital Corp.
2.003% (US0003M + 0.590%) due 08/14/2020 ~	42,800	43,047
2.296% (US0003M + 0.880%) due 08/15/2022 ~	34,950	35,390
Baxalta, Inc.
2.438% (US0003M + 0.780%) due 06/22/2018 ~	10,500	10,523
BMW U.S. Capital LLC
1.987% (US0003M + 0.640%) due 04/06/2022 ~	12,234	12,348
Canadian Natural Resources Ltd.
1.750% due 01/15/2018	4,500	4,499
Cardinal Health, Inc.
2.358% (US0003M + 0.770%) due 06/15/2022 ~	9,495	9,524
Central Nippon Expressway Co. Ltd.
1.931% (US0003M + 0.540%) due 08/04/2020 ~	26,000	26,039
2.079% due 11/05/2019	21,000	20,808
2.170% due 08/05/2019	6,296	6,263
2.297% (US0003M + 0.810%) due 03/03/2022 ~	66,060	66,561
2.369% due 09/10/2018	16,685	16,695
2.389% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,018
2.424% (US0003M + 0.850%) due 09/14/2021 ~	16,450	16,648
2.433% (US0003M + 1.070%) due 04/23/2021 ~	6,570	6,673
2.468% (US0003M + 1.000%) due 05/28/2021 ~	28,000	28,481
Chevron Corp.
1.967% (US0003M + 0.480%) due 03/03/2022 ~	12,100	12,183
CNPC General Capital Ltd.
1.950% due 04/16/2018	3,463	3,458
2.700% due 11/25/2019	2,500	2,501
2.750% due 05/14/2019	625	627

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Conagra Brands, Inc.
1.857% (US0003M + 0.500%) due 10/09/2020 ~	$4,000	$4,008
ConocoPhillips Co.
1.746% (US0003M + 0.330%) due 05/15/2018 ~	3,628	3,629
2.316% (US0003M + 0.900%) due 05/15/2022 ~	1,779	1,820
D.R. Horton, Inc.
3.750% due 03/01/2019	1,400	1,419
Daimler Finance North America LLC
1.641% (US0003M + 0.250%) due 11/05/2018 ~	2,000	2,000
1.921% (US0003M + 0.530%) due 05/05/2020 ~	6,500	6,524
1.998% (US0003M + 0.620%) due 10/30/2019 ~	32,106	32,268
2.083% (US0003M + 0.740%) due 07/05/2019 ~	47,000	47,323
2.237% (US0003M + 0.860%) due 08/01/2018 ~	18,600	18,672
Dell International LLC
3.480% due 06/01/2019	63,357	64,167
4.420% due 06/15/2021	2,259	2,355
Deutsche Telekom International Finance BV
1.933% (US0003M + 0.580%) due 01/17/2020 ~	3,300	3,309
2.063% (US0003M + 0.450%) due 09/19/2019 ~	13,750	13,795
Discovery Communications LLC
2.335% (US0003M + 0.710%) due 09/20/2019 ~	3,000	3,017
DXC Technology Co.
2.431% (US0003M + 0.950%) due 03/01/2021 ~	4,995	5,008
eBay, Inc.
1.857% (US0003M + 0.480%) due 08/01/2019 ~	29,483	29,569
Enbridge, Inc.
2.288% (US0003M + 0.700%) due 06/15/2020 ~	8,800	8,885
Energy Transfer LP
2.500% due 06/15/2018	15,769	15,794
Enterprise Products Operating LLC
1.650% due 05/07/2018	1,300	1,298
6.650% due 04/15/2018	4,000	4,052
EQT Corp.
2.465% (US0003M + 0.770%) due 10/01/2020 ~	5,100	5,113
ERAC USA Finance LLC
2.800% due 11/01/2018	6,380	6,411
GATX Corp.
2.111% (US0003M + 0.720%) due 11/05/2021 ~	2,000	2,016
General Motors Co.
3.500% due 10/02/2018	2,000	2,021
Harris Corp.
1.871% (US0003M + 0.480%) due 04/30/2020 ~	4,100	4,101
Harvest Operations Corp.
2.125% due 05/14/2018	6,600	6,592
Hewlett Packard Enterprise Co.
2.100% due 10/04/2019	2,438	2,422
2.850% due 10/05/2018	16,408	16,490
3.273% (US0003M + 1.930%) due 10/05/2018 ~	17,750	17,979
HPHT Finance Ltd.
2.250% due 03/17/2018	4,510	4,507
Hyundai Capital America
2.000% due 03/19/2018	1,763	1,763
2.494% (US0003M + 0.800%) due 04/03/2020 ~	1,200	1,199
2.875% due 08/09/2018	2,100	2,105
Imperial Brands Finance PLC
2.050% due 02/11/2018	63,345	63,338

70	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.050% due 07/20/2018	$9,893	$9,886
2.950% due 07/21/2020	4,000	4,041
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	3,025	3,039
Kinder Morgan, Inc.
7.250% due 06/01/2018	2,751	2,809
Kraft Heinz Foods Co.
1.823% (US0003M + 0.420%) due 08/09/2019 ~	32,080	32,163
1.980% (US0003M + 0.570%) due 02/10/2021 ~	14,804	14,848
2.000% due 07/02/2018	1,500	1,500
6.125% due 08/23/2018	13,500	13,851
Martin Marietta Materials, Inc.
2.096% (US0003M + 0.650%) due 05/22/2020 ~	7,000	7,040
2.125% (US0003M + 0.500%) due 12/20/2019 ~	4,000	4,008
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019	7,499	7,512
Mondelez International Holdings Netherlands BV
1.988% (US0003M + 0.610%) due 10/28/2019 ~	8,000	8,032
Mylan NV
2.500% due 06/07/2019	2,550	2,548
3.000% due 12/15/2018	8,410	8,457
Mylan, Inc.
2.600% due 06/24/2018	25,000	25,044
Nissan Motor Acceptance Corp.
1.749% (US0003M + 0.390%) due 07/13/2020 ~	15,000	15,046
2.009% (US0003M + 0.650%) due 07/13/2022 ~	9,500	9,526
2.076% (US0003M + 0.390%) due 09/28/2020 ~	3,000	3,006
2.083% (US0003M + 0.520%) due 09/13/2019 ~	11,100	11,142
2.249% (US0003M + 0.890%) due 01/13/2022 ~	40,855	41,387
2.376% (US0003M + 0.690%) due 09/28/2022 ~	4,850	4,875
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018	5,005	5,034
Penske Truck Leasing Co. LP
2.875% due 07/17/2018	1,300	1,306
3.375% due 03/15/2018	6,728	6,748
Petroleos Mexicanos
3.125% due 01/23/2019	3,435	3,461
3.374% (US0003M + 2.020%) due 07/18/2018 ~	14,500	14,627
3.500% due 07/18/2018	4,500	4,537
5.750% due 03/01/2018	4,520	4,546
8.000% due 05/03/2019	2,140	2,291
9.250% due 03/30/2018	5,981	6,100
Petronas Capital Ltd.
5.250% due 08/12/2019	6,815	7,115
Phillips 66
2.009% (US0003M + 0.650%) due 04/15/2019 ~	5,200	5,203
2.109% (US0003M + 0.750%) due 04/15/2020 ~	4,700	4,705
Pioneer Natural Resources Co.
6.875% due 05/01/2018	5,300	5,382
QUALCOMM, Inc.
1.986% (US0003M + 0.550%) due 05/20/2020 ~	28,604	28,680
2.108% (US0003M + 0.730%) due 01/30/2023 ~	33,383	33,353
QVC, Inc.
3.125% due 04/01/2019	2,800	2,811
Reckitt Benckiser Treasury Services PLC
2.235% (US0003M + 0.560%) due 06/24/2022 ~	30,700	30,709
SK Broadband Co. Ltd.
2.875% due 10/29/2018	2,220	2,225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SK Telecom Co. Ltd.
2.125% due 05/01/2018	$22,350	$22,325
Southern Co.
2.395% (US0003M + 0.700%) due 09/30/2020 ~	19,400	19,518
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018	90,885	91,215
Tencent Holdings Ltd.
3.375% due 03/05/2018	2,105	2,109
3.375% due 05/02/2019	5,071	5,133
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018	54,846	54,488
Textron, Inc.
1.960% (US0003M + 0.550%) due 11/10/2020 ~	4,800	4,801
Time Warner Cable LLC
6.750% due 07/01/2018	58,495	59,797
8.250% due 04/01/2019	3,740	3,998
Tyson Foods, Inc.
1.891% (US0003M + 0.450%) due 08/21/2020 ~	7,000	7,019
1.929% (US0003M + 0.450%) due 05/30/2019 ~	5,330	5,340
2.037% (US0003M + 0.550%) due 06/02/2020 ~	9,000	9,052
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018	11,905	11,894
1.916% (US0003M + 0.470%) due 05/22/2018 ~	33,300	33,308
Vulcan Materials Co.
2.188% (US0003M + 0.600%) due 06/15/2020 ~	2,000	2,002
Wyndham Worldwide Corp.
2.500% due 03/01/2018	3,581	3,582
Zimmer Biomet Holdings, Inc.
2.000% due 04/01/2018	24,680	24,690

		1,610,888

UTILITIES 4.7%
AT&T, Inc.
2.009% (US0003M + 0.650%) due 01/15/2020 ~	12,500	12,578
2.303% (US0003M + 0.890%) due 02/14/2023 ~	33,485	33,770
2.309% (US0003M + 0.950%) due 07/15/2021 ~	17,200	17,445
British Telecommunications PLC
5.950% due 01/15/2018	26,485	26,521
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018	1,500	1,500
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018	1,350	1,427
CNOOC Finance Ltd.
1.750% due 05/09/2018	41,605	41,543
Dominion Energy, Inc.
2.125% due 02/15/2018	20,000	20,007
E.ON International Finance BV
5.800% due 04/30/2018	43,859	44,391
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	12,500	12,688
7.700% due 07/15/2018	3,000	3,118
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	13,200	13,223
Korea Southern Power Co. Ltd.
1.875% due 02/05/2018	2,500	2,498
Sempra Energy
2.038% (US0003M + 0.450%) due 03/15/2021 ~	10,000	10,020
Sinopec Capital Ltd.
1.875% due 04/24/2018	27,482	27,443
Sinopec Group Overseas Development Ltd.
1.750% due 09/29/2019	6,350	6,251
2.125% due 05/03/2019	1,611	1,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.270% (US0003M + 0.920%) due 04/10/2019 ~	$17,569	$17,655
2.500% due 10/17/2018	1,800	1,801
2.750% due 04/10/2019	6,363	6,378
State Grid Overseas Investment Ltd.
2.750% due 05/07/2019	11,300	11,344
TECO Finance, Inc.
1.950% (US0003M + 0.600%) due 04/10/2018 ~	21,719	21,737
Verizon Communications, Inc.
2.600% (US0003M + 1.000%) due 03/16/2022 ~	38,800	39,587

		374,526

Total Corporate Bonds & Notes (Cost $4,184,336)		4,201,768

MUNICIPAL BONDS & NOTES 0.5%

ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.362% (US0003M + 0.900%) due 11/25/2043 ~	708	711

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017
2.141% (US0001M + 0.780%) due 04/01/2047 ~	27,950	28,221

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.621% (US0003M + 0.140%) due 12/01/2023 ~	1,742	1,742

TEXAS 0.0%
Texas State General Obligation Notes, Series 2013
1.761% (US0001M + 0.400%) due 06/01/2018 ~	400	401
Texas State General Obligation Notes, Series 2014
1.761% (US0001M + 0.400%) due 06/01/2019 ~	1,490	1,490

		1,891

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.112% (0.67*US0001M + 1.100%) due 01/01/2042 ~	7,350	7,350

Total Municipal Bonds & Notes (Cost $39,637)		39,915

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
1.542% (LIBOR01M + 0.300%) due 03/25/2044 ~	1,915	1,902
1.562% (LIBOR01M + 0.320%) due 08/25/2044 ~	11,691	11,682
1.592% (LIBOR01M + 0.350%) due 12/25/2044 ~	21,688	21,699
1.692% (LIBOR01M + 0.450%) due 07/25/2046 ~	27,029	27,006
1.802% (LIBOR01M + 0.250%) due 05/25/2037 ~	58	58
1.852% (LIBOR01M + 0.300%) due 01/25/2037 ~	824	829
1.882% (LIBOR01M + 0.330%) due 02/25/2037 ~	128	127
1.891% (LIBOR01M + 0.400%) due 04/18/2028 - 09/18/2031 ~	1,500	1,507
1.902% (LIBOR01M + 0.350%) due 11/25/2036 ~	168	169

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	71

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.952% (LIBOR01M + 0.400%) due 06/25/2026 ~	$301	$302
1.958% (LIBOR01M + 0.720%) due 04/25/2023 ~	4,349	4,366
1.962% (LIBOR01M + 0.410%) due 09/25/2035 ~	681	684
1.972% (LIBOR01M + 0.420%) due 03/25/2037 ~	495	497
1.991% (LIBOR01M + 0.500%) due 05/18/2032 ~	261	263
2.002% (LIBOR01M + 0.450%) due 02/25/2038 - 06/25/2042 ~	1,351	1,358
2.041% (LIBOR01M + 0.550%) due 03/18/2032 ~	192	195
2.052% (LIBOR01M + 0.500%) due 06/25/2031 - 12/25/2040 ~	573	577
2.102% (LIBOR01M + 0.550%) due 09/25/2041 ~	1,859	1,876
2.232% (LIBOR01M + 0.680%) due 12/25/2037 - 02/25/2041 ~	1,613	1,639
2.252% (LIBOR01M + 0.700%) due 05/25/2037 ~	152	153
2.302% (LIBOR01M + 0.750%) due 03/25/2037 - 02/25/2040 ~	233	239
2.332% (LIBOR01M + 0.780%) due 02/25/2038 ~	1,286	1,305
2.402% (LIBOR01M + 0.850%) due 07/25/2038 ~	156	160
2.452% (LIBOR01M + 0.900%) due 03/25/2032 ~	48	49
3.209% (H15T1Y + 2.239%) due 01/01/2036 ~	6,633	7,015
3.488% (US0012M + 1.732%) due 05/01/2038 ~	919	966
FDIC Structured Sale Guaranteed Notes
1.742% (LIBOR01M + 0.500%) due 11/29/2037 ~	289	289
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 03/15/2037 - 10/15/2038 ~	35,503	35,354
1.642% (LIBOR01M + 0.400%) due 12/15/2042 ~	7,356	7,345
1.672% due 11/25/2024 ~	11,300	11,317
1.727% (LIBOR01M + 0.250%) due 11/15/2036 - 01/15/2040 ~	63	63
1.797% (LIBOR01M + 0.320%) due 02/15/2037 ~	1,608	1,608
1.897% (LIBOR01M + 0.420%) due 04/15/2041 ~	422	422
1.977% (LIBOR01M + 0.500%) due 07/15/2039 ~	119	121
3.277% (H15T1Y + 2.243%) due 09/01/2037 ~	5,195	5,486
Ginnie Mae
1.443% (US0001M + 0.200%) due 06/20/2066 ~	32,901	32,862
1.613% (US0001M + 0.370%) due 06/20/2061 - 10/20/2066 ~	4,353	4,355
1.643% (US0001M + 0.400%) due 10/20/2062 ~	7,506	7,487
1.713% (US0001M + 0.470%) due 06/20/2067 ~	2,200	2,199
1.743% (US0001M + 0.500%) due 03/20/2061 - 04/20/2064 ~	6,992	6,995
1.743% (LIBOR01M + 0.500%) due 07/20/2067 ~	4,873	4,876
1.793% (US0001M + 0.550%) due 04/20/2062 ~	5,051	5,060
1.843% (US0001M + 0.600%) due 10/20/2065 ~	6,437	6,459
1.880% (H15T1Y + 0.450%) due 05/20/2063 ~	1,309	1,314
1.943% (US0001M + 0.700%) due 02/20/2062 ~	6,977	7,020
1.993% (US0001M + 0.750%) due 12/20/2065 - 08/20/2066 ~	14,462	14,577
2.023% (US0001M + 0.780%) due 09/20/2066 ~	2,462	2,485
2.043% (US0001M + 0.800%) due 05/20/2066 - 07/20/2066 ~	14,743	14,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.073% (US0001M + 0.830%) due 08/20/2066 ~	$1,431	$1,448
2.163% (US0001M + 0.920%) due 07/20/2065 ~	6,639	6,737
2.243% (US0001M + 1.000%) due 01/20/2066 ~	6,816	6,951
2.293% (US0001M + 1.050%) due 02/20/2066 ~	17,082	17,437
2.480% (US0012M + 0.750%) due 06/20/2067 ~	8,499	8,747
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,464	2,540
6.000% due 12/15/2033	27	31
6.500% due 11/15/2033 - 09/15/2034	27	30
7.000% due 01/15/2024 - 07/15/2032	125	127
7.500% due 07/15/2024 - 06/15/2028	118	122
10.000% due 07/20/2018 - 04/15/2025	5	5
NCUA Guaranteed Notes
1.757% (LIBOR01M + 0.350%) due 12/07/2020 ~	693	694
1.963% (LIBOR01M + 0.560%) due 12/08/2020 ~	2,327	2,341

Total U.S. Government Agencies (Cost $305,438)		306,419

U.S. TREASURY OBLIGATIONS 13.4%
U.S. Treasury Notes
1.500% due 10/31/2019	1,006,000	999,081
1.750% due 11/30/2019	80,000	79,798

Total U.S. Treasury Obligations (Cost $1,083,482)		1,078,879

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
2.132% (US0001M + 0.580%) due 02/25/2045 ~	45	45
BAMLL Commercial Mortgage Securities Trust
2.877% (LIBOR01M + 1.400%) due 12/15/2031 ~	9,588	9,606
Banc of America Mortgage Trust
3.617% due 03/25/2034 ~	180	183
Bear Stearns Adjustable Rate Mortgage Trust
3.325% due 08/25/2033 ~	1,078	1,067
BSPRT Issuer Ltd.
2.297% (LIBOR01M + 0.820%) due 10/15/2034 «~	3,100	3,102
BX Trust
2.397% (LIBOR01M + 0.920%) due 07/15/2034 ~	20,000	20,063
Citigroup Commercial Mortgage Trust
2.327% (LIBOR01M + 0.850%) due 07/15/2032 ~	5,000	4,988
2.757% (LIBOR01M + 1.280%) due 07/15/2027 ~	4,100	4,106
Credit Suisse Mortgage Capital Certificates
2.227% (LIBOR01M + 0.750%) due 07/15/2032 ~	13,000	12,997
Fort Cre LLC
3.052% (LIBOR01M + 1.500%) due 05/21/2036 ~	863	864
Freddie Mac
1.592% (LIBOR01M + 0.350%) due 08/15/2042 ~	18,012	18,008
Gosforth Funding PLC
2.083% (US0003M + 0.470%) due 12/19/2059 ~	14,142	14,161
Great Wolf Trust
2.477% (LIBOR01M + 0.850%) due 09/15/2034 ~	5,000	5,024

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GS Mortgage Securities Corp. Trust
2.177% (LIBOR01M + 0.700%) due 07/15/2032 ~	$16,300	$16,334
GS Mortgage Securities Trust
3.648% due 01/10/2047	10,000	10,354
IMT Mortgage Trust
2.177% (LIBOR01M + 0.700%) due 06/15/2034 ~	3,000	3,003
JPMorgan Chase Commercial Mortgage Securities Corp.
2.277% (LIBOR01M + 0.800%) due 06/15/2032 ~	16,000	15,998
Ladder Capital Commercial Mortgage Mortgage Trust
2.357% (LIBOR01M + 0.880%) due 09/15/2034 «~	5,000	5,003
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
2.177% (US0001M + 0.700%) due 11/15/2031 ~	1,225	1,227
Morgan Stanley Capital, Inc.
2.100% (LIBOR01M + 0.850%) due 11/15/2034 ~	5,000	5,006
Motel 6 Trust
2.397% (LIBOR01M + 0.920%) due 08/15/2034 ~	45,455	45,643
PFP Ltd.
2.357% (LIBOR01M + 0.880%) due 07/14/2035 «~	14,778	14,783
2.482% (LIBOR01M + 1.050%) due 01/14/2035 ~	3,009	3,014
RBSSP Resecuritization Trust
1.828% (US0001M + 0.500%) due 10/26/2036 ~	138	137
Resource Capital Corp. Ltd.
2.277% (LIBOR01M + 0.800%) due 07/15/2034 ~	14,477	14,502
Rosslyn Portfolio Trust
2.427% (LIBOR01M + 0.950%) due 06/15/2033 ~	4,500	4,441
Stonemont Portfolio Trust
2.351% (LIBOR01M + 0.850%) due 08/20/2030 ~	13,000	13,029
Towd Point Mortgage Trust
2.152% (US0001M + 0.600%) due 02/25/2057 ~	7,164	7,191
UBS-Barclays Commercial Mortgage Trust
2.234% (LIBOR01M + 0.790%) due 04/10/2046 ~	15,000	15,226
Wells Fargo Commercial Mortgage Trust
2.310% (LIBOR01M + 0.850%) due 12/13/2031 ~	5,400	5,420
2.527% (LIBOR01M + 1.050%) due 07/15/2046 ~	5,700	5,779

Total Non-Agency Mortgage-Backed Securities (Cost $279,606)		280,304

ASSET-BACKED SECURITIES 12.1%
Allegro CLO Ltd.
2.598% (US0003M + 1.220%) due 01/30/2026 ~	10,000	10,041
Atlas Senior Loan Fund Ltd.
2.608% (US0003M + 1.230%) due 01/30/2024 ~	3,780	3,798
Atrium CDO Corp.
2.309% (US0003M + 0.950%) due 07/16/2025 ~	7,537	7,557
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032	3,554	3,536
BlueMountain CLO Ltd.
2.268% (US0003M + 0.890%) due 10/29/2025 ~	5,000	5,000
Canadian Pacer Auto Receivables Trust
1.695% (US0001M + 0.200%) due 12/19/2019 ~	10,000	10,001

72	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Carlyle Global Market Strategies CLO Ltd.
2.524% (US0003M + 1.150%) due 07/27/2026 ~	$1,500	$1,507
2.824% (US0003M + 1.450%) due 07/27/2026 ~	30,000	30,045
Catamaran CLO Ltd.
2.815% (US0003M + 1.190%) due 12/20/2023 ~	9,624	9,671
Cent CLO Ltd.
2.467% (US0003M + 1.100%) due 01/25/2026 ~	10,800	10,826
CIFC Funding Ltd.
2.385% (US0003M + 1.020%) due 10/24/2025 ~	15,000	15,023
Citibank Credit Card Issuance Trust
2.155% (LIBOR01M + 0.620%) due 04/22/2026 ~	6,000	6,076
Colony American Homes
2.427% (LIBOR01M + 0.950%) due 07/17/2031 ~	5,954	5,969
Commonbond Student Loan Trust
2.402% (US0001M + 0.850%) due 05/25/2041 ~	2,083	2,098
Crestline Denali CLO Ltd.
2.421% (US0003M + 1.050%) due 10/26/2027 ~	15,180	15,175
CVP Cascade CLO Ltd.
2.509% (US0003M + 1.150%) due 01/16/2026 ~	17,300	17,340
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~	1,274	1,285
Dryden Senior Loan Fund
2.259% (US0003M + 0.900%) due 10/15/2027 ~	15,200	15,227
Edsouth Indenture LLC
2.282% (US0001M + 0.730%) due 04/25/2039 ~	1,693	1,693
2.702% (US0001M + 1.150%) due 09/25/2040 ~	427	430
Emerson Park CLO Ltd.
2.339% (US0003M + 0.980%) due 07/15/2025 ~	10,583	10,588
Evergreen Credit Card Trust
1.737% (LIBOR01M + 0.260%) due 10/15/2021 ~	12,000	12,020
1.977% (LIBOR01M + 0.500%) due 11/16/2020 ~	15,600	15,653
2.197% (LIBOR01M + 0.720%) due 04/15/2020 ~	22,000	22,042
Flagship Credit Auto Trust
1.470% due 03/16/2020	2,239	2,237
Gallatin CLO Ltd.
2.407% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,601
GM Financial Consumer Automobile
1.510% due 03/16/2020	1,595	1,593
GoldenTree Loan Opportunities Ltd.
2.517% (US0003M + 1.150%) due 04/25/2025 ~	8,327	8,333
Halcyon Loan Advisors Funding Ltd.
2.283% (US0003M + 0.920%) due 04/20/2027 ~	5,000	4,999
2.916% (US0003M + 1.500%) due 08/15/2023 ~	3,526	3,550
Hildene CLO Ltd.
2.503% (US0003M + 1.150%) due 01/17/2026 ~	12,300	12,364
Invitation Homes Trust
2.760% (LIBOR01M + 1.300%) due 08/17/2032 ~	12,347	12,435
KKR Financial CLO Ltd.
2.813% (US0003M + 1.450%) due 01/23/2026 ~	4,700	4,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
KVK CLO Ltd.
2.509% (US0003M + 1.150%) due 01/15/2026 ~	$10,000	$10,023
Madison Park Funding Ltd.
2.467% (US0003M + 1.110%) due 01/19/2025 ~	20,900	20,990
Navient Student Loan Trust
2.152% (US0001M + 0.600%) due 06/25/2065 ~	1,418	1,420
2.152% (US0001M + 0.600%) due 07/26/2066 ~	11,500	11,581
2.302% (US0001M + 0.750%) due 07/26/2066 ~	3,500	3,540
2.352% (US0001M + 0.800%) due 07/26/2066 ~	11,652	11,711
2.602% (US0001M + 1.050%) due 12/27/2066 ~	27,441	27,806
2.802% (US0001M + 1.250%) due 06/25/2065 ~	14,984	15,324
Nelnet Student Loan Trust
1.443% (US0003M + 0.120%) due 12/24/2035 ~	6,007	5,944
1.928% (US0001M + 0.600%) due 03/25/2030 ~	5,971	6,000
2.128% (US0001M + 0.800%) due 09/25/2065 ~	27,111	27,497
2.262% (US0003M + 0.800%) due 11/25/2048 ~	2,256	2,283
2.322% (US0001M + 0.850%) due 02/25/2066 ~	16,000	16,031
NewMark Capital Funding CLO Ltd.
2.555% (US0003M + 1.220%) due 06/30/2026 ~	8,800	8,802
Nissan Auto Lease Trust
1.640% due 09/16/2019	7,000	6,983
Northstar Education Finance, Inc.
2.252% (US0001M + 0.700%) due 12/26/2031 ~	1,746	1,748
Oak Hill Credit Partners Ltd.
2.493% (US0003M + 1.130%) due 07/20/2026 ~	30,000	30,090
Octagon Investment Partners Ltd.
2.473% (US0003M + 1.120%) due 07/17/2025 ~	8,843	8,863
OneMain Financial Issuance Trust
2.370% due 09/14/2032	13,600	13,485
OZLM Funding Ltd.
2.483% (US0003M + 1.130%) due 01/17/2026 ~	28,000	28,136
Palmer Square Loan Funding Ltd.
2.509% (US0003M + 1.150%) due 01/15/2025 ~	11,688	11,701
Panhandle-Plains Higher Education Authority, Inc.
2.465% (US0003M + 1.130%) due 10/01/2035 ~	954	961
PHEAA Student Loan Trust
2.502% (US0001M + 0.950%) due 11/25/2065 ~	12,427	12,470
Prestige Auto Receivables Trust
1.460% due 07/15/2020	2,275	2,270
Progress Residential Trust
2.860% (LIBOR01M + 1.400%) due 01/17/2034 ~	5,000	5,053
2.960% (LIBOR01M + 1.500%) due 09/17/2033 ~	9,910	10,031
Securitized Term Auto Receivables Trust
1.752% (US0001M + 0.200%) due 01/27/2020 ~	15,000	15,002
Shackleton CLO Ltd.
2.479% (US0003M + 1.120%) due 01/13/2025 ~	3,300	3,309
SLC Student Loan Trust
1.688% (US0003M + 0.100%) due 09/15/2026 ~	937	935
1.698% (US0003M + 0.110%) due 03/15/2027 ~	4,406	4,403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.708% (US0003M + 0.120%) due 06/15/2029 ~	$17,613	$17,482
SLM Private Education Loan Trust
1.850% due 06/17/2030	2,818	2,808
2.577% (US0001M + 1.100%) due 06/17/2030 ~	4,270	4,298
3.727% (US0001M + 2.250%) due 06/16/2042 ~	6,500	6,747
3.977% (US0001M + 2.500%) due 01/15/2043 ~	11,210	11,633
SLM Student Loan Trust
1.447% (US0003M + 0.080%) due 01/25/2024 ~	14,323	14,323
1.477% (US0003M + 0.110%) due 01/27/2025 ~	5,691	5,682
1.477% (US0003M + 0.110%) due 10/27/2025 ~	3,824	3,822
1.477% (US0003M + 0.110%) due 07/27/2026 ~	560	560
1.487% (US0003M + 0.120%) due 01/25/2027 ~	1,661	1,654
1.507% (US0003M + 0.140%) due 10/25/2028 ~	3,500	3,479
1.537% (US0003M + 0.170%) due 07/25/2023 ~	2,824	2,824
1.867% (US0003M + 0.500%) due 04/25/2024 ~	12,428	12,466
1.917% (US0003M + 0.550%) due 10/26/2026 ~	6,961	6,980
1.917% (US0003M + 0.550%) due 01/25/2028 ~	11,725	11,783
1.978% (US0001M + 0.650%) due 12/27/2038 ~	3,972	3,997
2.058% (LIBOR03M + 0.550%) due 12/15/2027 ~	16,178	16,180
2.252% (US0001M + 0.700%) due 01/25/2029 ~	4,360	4,381
2.517% (US0003M + 1.150%) due 04/25/2019 ~	4,705	4,718
2.867% (US0003M + 1.500%) due 04/25/2023 ~	667	683
SMB Private Education Loan Trust
2.177% (US0001M + 0.700%) due 05/15/2023 ~	2,171	2,172
2.377% (US0001M + 0.900%) due 09/15/2034 ~	19,000	19,263
2.577% (US0001M + 1.100%) due 09/15/2034 ~	10,000	10,182
SoFi Consumer Loan Program LLC
2.200% due 11/25/2026	8,882	8,868
2.500% due 05/26/2026	9,804	9,776
2.770% due 05/25/2026	8,834	8,841
SoFi Professional Loan Program LLC
1.750% due 07/25/2040	13,794	13,741
1.830% due 05/25/2040	5,423	5,415
2.152% (US0001M + 0.600%) due 07/25/2040 ~	3,025	3,036
2.402% (US0001M + 0.850%) due 07/25/2039 ~	11,468	11,582
2.628% (US0001M + 1.300%) due 02/25/2040 ~	3,409	3,433
2.652% (US0001M + 1.100%) due 10/27/2036 ~	3,509	3,562
Sound Point CLO Ltd.
2.349% (US0003M + 0.990%) due 07/15/2025 ~	10,952	10,967
2.463% (US0003M + 1.100%) due 01/21/2026 ~	8,000	8,029
Staniford Street CLO Ltd.
2.768% (US0003M + 1.180%) due 06/15/2025 ~	13,100	13,139
Starwood Waypoint Homes Trust
2.441% (LIBOR01M + 0.950%) due 01/17/2035 ~	9,964	10,024
Structured Asset Investment Loan Trust
2.552% (US0001M + 1.000%) due 11/25/2033 ~	1,395	1,347

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	73

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Symphony CLO LP
2.450% (US0003M + 1.100%) due 01/09/2023 ~	$3,156	$3,159
THL Credit Wind River CLO Ltd.
2.809% (US0003M + 1.450%) due 01/15/2026 ~	5,200	5,252
Utah State Board of Regents
2.302% (US0001M + 0.750%) due 09/25/2056 ~	15,930	15,932
2.302% (US0001M + 0.750%) due 01/25/2057 ~	9,954	9,954
Venture CLO Ltd.
2.479% (US0003M + 1.120%) due 04/15/2026 ~	8,800	8,810
VOLT LLC
3.375% due 05/28/2047	22,458	22,547
Voya CLO Ltd.
2.236% (US0003M + 0.720%) due 07/25/2026 ~	9,200	9,202
WhiteHorse Ltd.
2.513% (US0003M + 1.160%) due 07/17/2026 ~	1,300	1,300
2.581% (US0003M + 1.200%) due 02/03/2025 ~	5,181	5,198

Total Asset-Backed Securities (Cost $972,406)		976,072

SOVEREIGN ISSUES 7.2%
Agence Francaise de Developpement
1.606% (US0003M + 0.250%) due 07/11/2019 ~	14,400	14,433
Caisse des Depots et Consignations
1.636% (US0003M + 0.100%) due 09/09/2019 ~	20,200	20,179
Development Bank of Japan, Inc.
1.618% (US0003M + 0.240%) due 01/28/2020 ~	27,800	27,714
1.875% due 10/03/2018	27,000	26,941
1.886% (US0003M + 0.530%) due 07/11/2018 ~	8,000	8,008
1.902% (US0003M + 0.510%) due 11/07/2018 ~	5,000	4,987
2.059% (US0003M + 0.700%) due 04/16/2019 ~	2,000	1,997
Export-Import Bank of India
2.441% (US0003M + 1.000%) due 08/21/2022 ~	22,000	22,116

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 10/02/2019	$7,100	$7,247
Japan Bank for International Cooperation
1.750% due 07/31/2018	50,000	49,963
1.753% (US0003M + 0.390%) due 07/21/2020 ~	64,800	65,047
1.773% (US0003M + 0.360%) due 11/13/2018 ~	27,750	27,796
1.961% (US0003M + 0.480%) due 06/01/2020 ~	15,700	15,787
2.032% (US0003M + 0.570%) due 02/24/2020 ~	34,900	35,145
2.125% due 02/07/2019	6,000	5,993
Japan Finance Organization for Municipalities
1.375% due 02/05/2018	43,670	43,647
2.000% due 09/08/2020	46,586	45,974
2.125% due 03/06/2019	53,300	53,264
Korea Expressway Corp.
2.063% (US0003M + 0.700%) due 04/20/2020 ~	3,000	3,001
Korea Resources Corp.
2.125% due 05/02/2018	31,700	31,706
Tokyo Metropolitan Government
1.625% due 06/06/2018	44,300	44,257
2.125% due 05/20/2019	26,800	26,704

Total Sovereign Issues (Cost $581,733)		581,906

SHORT-TERM INSTRUMENTS 7.7%

CERTIFICATES OF DEPOSIT 1.3%
Barclays Bank PLC
1.892% due 05/17/2018	20,800	20,824
1.940% due 09/04/2018	9,400	9,401
2.060% due 03/16/2018	77,300	77,380

		107,605

COMMERCIAL PAPER 5.7%
CNPC Finance
1.772% due 01/22/2018	20,000	19,980
2.539% due 01/19/2018	10,000	9,991
Electricite de France S.A.
1.932% due 01/09/2018	5,000	4,997
2.036% due 01/09/2018	6,000	5,997
Enable Midstream Partners LP
2.438% due 01/12/2018	10,000	9,992
2.439% due 01/17/2018	10,000	9,989

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ENI Finance USA, Inc.
2.048% due 05/07/2018	$5,000	$4,967
Entergy Corp.
1.546% due 01/09/2018	4,300	4,298
1.831% due 02/14/2018	9,500	9,476
Equifax, Inc.
2.237% due 01/18/2018	10,000	9,990
Ford Motor Credit Co.
2.017% due 06/01/2018	4,000	3,967
2.067% due 10/04/2018	40,400	39,739
Glencore Funding LLC
1.731% due 01/23/2018	25,000	24,968
HP, Inc.
1.842% due 03/26/2018	75,000	74,724
Spectra Energy Partners LP
1.777% due 01/11/2018	75,000	74,954
Syngenta Wilmington, Inc.
3.161% due 01/04/2018	25,000	24,992
Time Warner, Inc.
1.778% due 01/29/2018	40,000	39,940
Viacom, Inc.
2.428% due 02/02/2018	70,000	69,881
WPP CP Finance PLC
1.682% due 01/12/2018	4,500	4,497
1.736% due 02/12/2018	2,000	1,996
1.736% due 02/13/2018	5,000	4,989

		454,324

REPURCHASE AGREEMENTS (a) 0.7%
		52,595

Total Short-Term Instruments (Cost $614,442)		614,524

Total Investments in Securities (Cost $8,061,080)		8,079,787

Total Investments 100.4% (Cost $8,061,080)		$8,079,787

Other Assets and Liabilities, net (0.4)%		(35,820)

Net Assets 100.0%		$8,043,967

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$195	U.S. Treasury Notes 2.250% due 01/31/2024	$(201)	$195	$195
SAL	1.830	12/29/2017	01/02/2018	52,400	U.S. Treasury Notes 2.125% due 03/31/2024	(53,549)	52,400	52,411

Total Repurchase Agreements						$(53,750)	$52,595	$52,606

74	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$195	$0	$0	$0	$195	$(201)	$(6)
SAL	52,411	0	0	0	52,411	(53,549)	(1,138)

Total Borrowings and Other Financing Transactions	$52,606	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

The average amount of borrowings outstanding during the period ended December 31, 2017 was $(41,334) at a weighted average interest rate of 1.121%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,216,354	$0	$2,216,354
Industrials	0	1,610,888	0	1,610,888
Utilities	0	374,526	0	374,526
Municipal Bonds & Notes
Arkansas	0	711	0	711
California	0	28,221	0	28,221
South Carolina	0	1,742	0	1,742
Texas	0	1,891	0	1,891
Washington	0	7,350	0	7,350
U.S. Government Agencies	0	306,419	0	306,419

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
U.S. Treasury Obligations	$0	$1,078,879	$0	$1,078,879
Non-Agency Mortgage-Backed Securities	0	257,416	22,888	280,304
Asset-Backed Securities	0	976,072	0	976,072
Sovereign Issues	0	581,906	0	581,906
Short-Term Instruments
Certificates of Deposit	0	107,605	0	107,605
Commercial Paper	0	454,324	0	454,324
Repurchase Agreements	0	52,595	0	52,595

Total Investments	$0	$8,056,899	$22,888	$8,079,787

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	75

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%

MUNICIPAL BONDS & NOTES 95.2%

ARIZONA 3.1%
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	$1,350	$1,552
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,500
Arizona Water Infrastructure Finance Authority Revenue Notes, Series 2009
4.250% due 10/01/2019	730	764
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
5.000% due 07/01/2027	2,500	2,950
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017
3.125% due 07/01/2034	425	428
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2016
5.000% due 01/01/2028	1,000	1,243

		8,437

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	320	361

CALIFORNIA 5.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,005
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,066
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2031	1,250	1,520
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2018	500	506
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	526
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	509
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	531
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,353
Los Angeles, California Wastewater System Revenue Bonds, Series 2015
5.000% due 06/01/2029	1,350	1,631
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	506
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2018	500	507
Sacramento Municipal Utility District, California Revenue Bonds, Series 2013
5.000% due 08/15/2029	1,000	1,170
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	627
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,048

		14,505

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLORADO 2.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015
5.000% due 03/01/2028	$1,580	$1,899
Denver, Colorado City & County School District No. 1, General Obligation Bonds, Series 2017
5.000% due 12/01/2028	3,000	3,693

		5,592

CONNECTICUT 1.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,820
5.000% due 08/15/2027	3,000	3,476

		5,296

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, Series 2010
5.000% due 12/01/2024	1,000	1,076
District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2028	2,000	2,381

		3,457

FLORIDA 3.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,140
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,045
Florida’s Turnpike Enterprise Revenue Bonds, Series 2017
5.000% due 07/01/2029	2,555	3,102
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,113
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,652
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,476
Tampa, Florida Revenue Bonds, Series 2016
5.000% due 11/15/2028	350	418
West Palm Beach, Florida Utility System Revenue Bonds, Series 2017
5.000% due 10/01/2028	545	677

		10,623

GEORGIA 2.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2012
5.000% due 01/01/2025	500	564
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	600	718
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	650	779
5.000% due 04/01/2027	400	484
Griffin-Spalding County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	400	479
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017
5.000% due 04/01/2028	700	837
LaGrange-Troup County, Georgia Hospital Authority Revenue Notes, Series 2017
5.000% due 04/01/2026	500	599
5.000% due 04/01/2027	200	242
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	$350	$350
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
5.000% due 01/01/2020	250	265

		5,568

GUAM 0.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2023	770	869

HAWAII 0.9%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015
5.000% due 10/01/2030	2,000	2,397

ILLINOIS 9.9%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2035	6,500	7,403
Chicago, Illinois General Obligation Bonds, Series 2002
5.000% due 01/01/2018	1,200	1,200
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	4,000	4,431
Chicago, Illinois General Obligation Notes, Series 2015
5.000% due 01/01/2026	2,000	2,202
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2018	1,000	1,000
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,081
Illinois State General Obligation Bonds, Series 2012
4.000% due 01/01/2024	4,000	4,040
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,500	2,731
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	524
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	1,100	1,237
5.000% due 06/01/2025	1,000	1,152

		27,001

INDIANA 0.6%
Indiana Finance Authority Revenue Notes, Series 2010
5.000% due 02/01/2018	500	501
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,111

		1,612

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2016
3.375% due 09/01/2028	2,000	2,032
Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2028	855	1,017

		3,049

MARYLAND 0.8%
Baltimore, Maryland Revenue Notes, Series 2011
5.000% due 07/01/2021	60	67
Baltimore, Maryland Revenue Notes, Series 2017
5.000% due 09/01/2027	1,750	2,116

		2,183

76	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 3.1%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	$2,000	$2,001
5.000% due 01/01/2030	2,000	2,403
Massachusetts School Building Authority Revenue Notes, Series 2012
5.000% due 08/15/2022	1,175	1,344
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,252
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	526

		8,526

MICHIGAN 2.0%
Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	1,200	1,382
Michigan Finance Authority Revenue Notes, Series 2015
5.000% due 07/01/2021	1,000	1,089
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.000% due 12/01/2031	1,400	1,684
University of Michigan Revenue Bonds, Series 2017
5.000% due 04/01/2028	1,000	1,250

		5,405

MINNESOTA 1.3%
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017
5.000% due 12/01/2029	1,000	1,214
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,020
University of Minnesota Revenue Bonds, Series 2016
5.000% due 04/01/2032	1,220	1,470

		3,704

MISSOURI 0.5%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,452

NEVADA 0.6%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2034	1,500	1,754

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
5.000% due 12/01/2022	1,115	1,283

NEW JERSEY 4.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,111
New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,044
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,139
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2024	2,500	2,726

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2015
5.000% due 06/15/2022	$1,000	$1,094
New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	2,250	2,711

		10,825

NEW MEXICO 0.7%
Farmington, New Mexico Revenue Bonds, Series 2010
2.125% due 06/01/2040	1,800	1,810

NEW YORK 12.3%
Erie County, New York Industrial Development Agency Revenue Notes, Series 2012
5.000% due 05/01/2022	1,000	1,136
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	530
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014
5.000% due 11/15/2029	3,000	3,592
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,000	1,188
Nassau County, New York General Obligation Notes, Series 2016
5.000% due 04/01/2026	1,360	1,626
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
5.000% due 08/01/2031	5,000	5,866
New York Convention Center Development Corp. Revenue Bonds, Series 2015
5.000% due 11/15/2027	2,000	2,404
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,207
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2025	405	468
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	826
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,544
New York State Dormitory Authority Revenue Notes, Series 2016
5.000% due 02/15/2027	2,000	2,459
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	2,000	2,086
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	504
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,294
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,075	2,438
5.000% due 11/15/2028	825	968
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,250	1,495

		33,631

NORTH CAROLINA 2.0%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	311

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	$1,665	$1,886
5.000% due 10/01/2027	1,100	1,242
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,686
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2026	250	295

		5,420

OHIO 5.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	897
Butler County, Ohio Revenue Bonds, Series 2017
5.000% due 11/15/2030	1,235	1,454
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2026	1,000	1,123
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	3,000	3,482
Miami University/Oxford, Ohio Revenue Bonds, Series 2017
5.000% due 09/01/2029	380	458
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008
1.750% due 01/01/2043	2,400	2,400
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	3,000	3,430
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,089
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,417

		15,750

PENNSYLVANIA 7.4%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	562
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	2,000	2,422
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012
5.000% due 01/01/2023	900	1,013
Luzerne County, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2017
5.000% due 12/15/2029	750	882
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 1994
2.550% due 06/01/2029	1,500	1,507
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	2,788
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	403
5.000% due 08/15/2031	300	353
5.000% due 08/15/2033	1,000	1,168
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 08/15/2028	1,335	1,647
5.000% due 08/15/2029	1,250	1,535
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
2.280% (MUNIPSA + 0.880%) due 12/01/2020 ~	4,500	4,547
Philadelphia Gas Works, Co., Pennsylvania Revenue Bonds, Series 2015
5.000% due 08/01/2027	750	886

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	77

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	$500	$503

		20,216

PUERTO RICO 0.4%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
1.414% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,070

RHODE ISLAND 3.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	8,198

SOUTH DAKOTA 0.8%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 11/01/2027	925	1,080
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2028	900	1,063

		2,143

TENNESSEE 2.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	870	946
5.000% due 02/01/2027	3,000	3,552
5.250% due 09/01/2026	1,715	2,067

		6,565

TEXAS 9.4%
Austin Convention Enterprises, Inc., Texas Revenue Notes, Series 2017
5.000% due 01/01/2026	750	893
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
4.000% due 02/15/2023	1,225	1,319
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016
5.000% due 08/15/2025	2,115	2,560
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.800% due 12/01/2024	$2,500	$2,500
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
1.980% (MUNIPSA + 0.580%) due 12/01/2042 ~	4,500	4,503
5.000% due 12/01/2025	500	590
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
5.000% due 11/15/2029	750	911
Houston, Texas Combined Utility System Revenue Notes, Series 2017
5.000% due 11/15/2026	2,050	2,521
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
5.000% due 01/01/2029	1,205	1,313
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,084
North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	2,875	3,448
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2024	1,165	1,314
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	1,000	1,129
University of Texas System Revenue Bonds, Series 2010
5.000% due 08/15/2022	500	572

		25,803

UTAH 0.9%
Murray, Utah Revenue Bonds, Series 2005
1.790% due 05/15/2037	2,500	2,500

VIRGINIA 1.6%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	2,250	2,267
Virginia College Building Authority Revenue Bonds, Series 2016
5.000% due 09/01/2028	1,850	2,263

		4,530

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2016
5.000% due 11/01/2030	$1,000	$1,218
Pierce County, Washington School District No. 10, Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2024	1,000	1,201
Seattle, Washington Solid Waste Revenue Notes, Series 2014
5.000% due 05/01/2024	545	646
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,507
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,271

		7,843

WISCONSIN 0.4%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,158

Total Municipal Bonds & Notes (Cost $251,857)		260,536

SHORT-TERM INSTRUMENTS 4.0%

REPURCHASE AGREEMENTS (c) 0.2%
		503

U.S. TREASURY BILLS 3.8%
1.274% due 02/15/2018 - 03/01/2018 (a)(b)	10,400	10,381

Total Short-Term Instruments (Cost $10,884)		10,884

Total Investments in Securities (Cost $262,741)		271,420

Total Investments 99.2% (Cost $262,741)		$271,420

Other Assets and Liabilities, net 0.8%		2,176

Net Assets 100.0%		$273,596

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$503	U.S. Treasury Notes 1.625% due 04/30/2023	$(515)	$503	$503

Total Repurchase Agreements						$(515)	$503	$503

78	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$503	$0	$0	$0	$503	$(515)	$(12)

Total Borrowings and Other Financing Transactions	$503	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$8,437	$0	$8,437
Arkansas	0	361	0	361
California	0	14,505	0	14,505
Colorado	0	5,592	0	5,592
Connecticut	0	5,296	0	5,296
District of Columbia	0	3,457	0	3,457
Florida	0	10,623	0	10,623
Georgia	0	5,568	0	5,568
Guam	0	869	0	869
Hawaii	0	2,397	0	2,397
Illinois	0	27,001	0	27,001
Indiana	0	1,612	0	1,612
Louisiana	0	3,049	0	3,049
Maryland	0	2,183	0	2,183
Massachusetts	0	8,526	0	8,526
Michigan	0	5,405	0	5,405
Minnesota	0	3,704	0	3,704
Missouri	0	1,452	0	1,452
Nevada	0	1,754	0	1,754

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
New Hampshire	$0	$1,283	$0	$1,283
New Jersey	0	10,825	0	10,825
New Mexico	0	1,810	0	1,810
New York	0	33,631	0	33,631
North Carolina	0	5,420	0	5,420
Ohio	0	15,750	0	15,750
Pennsylvania	0	20,216	0	20,216
Puerto Rico	0	1,070	0	1,070
Rhode Island	0	8,198	0	8,198
South Dakota	0	2,143	0	2,143
Tennessee	0	6,565	0	6,565
Texas	0	25,803	0	25,803
Utah	0	2,500	0	2,500
Virginia	0	4,530	0	4,530
Washington	0	7,843	0	7,843
Wisconsin	0	1,158	0	1,158
Short-Term Instruments
Repurchase Agreements	0	503	0	503
U.S. Treasury Bills	0	10,381	0	10,381

Total Investments	$0	$271,420	$0	$271,420

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	79

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.4%

MUNICIPAL BONDS & NOTES 94.3%

ALABAMA 1.2%
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.850% due 06/01/2034	$810	$807

ARIZONA 3.4%
Arizona Health Facilities Authority Revenue Bonds, Series 2015
1.760% due 01/01/2046	1,000	1,000
Industrial Development Authority of the County, Arizona of Yavapai Revenue Bonds, Series 2010
1.250% due 04/01/2029	750	750
Pima County, Arizona Sewer System Revenue Notes, Series 2016
5.000% due 07/01/2022	500	570

		2,320

CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
2.410% (MUNIPSA + 0.700%) due 04/01/2047 ~	1,000	1,005

COLORADO 6.6%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2016
1.813% (0.7*US0001M + 0.860%) due 11/15/2031 ~	965	968
Denver, Colorado Airport System City & County Revenue Notes, Series 2016
5.000% due 11/15/2023	500	585
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2017
1.950% (0.67*US0001M + 0.900%) due 09/01/2039 ~	1,000	1,003
Regional Transportation District, Colorado Certificates of Participation Notes, Series 2015
5.000% due 06/01/2020	1,000	1,077
University of Colorado Hospital Authority Revenue Bonds, Series 2017
5.000% due 11/15/2038	750	832

		4,465

CONNECTICUT 5.3%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 11/01/2021	650	706
5.000% due 08/15/2023	500	556
Connecticut Special Tax State Revenue Notes, Series 2015
5.000% due 08/01/2020	210	226
Connecticut Special Tax State Revenue Notes, Series 2016
5.000% due 09/01/2022	1,000	1,123
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2015
1.875% (0.68*US0001M + 0.950%) due 07/01/2049 ~	1,000	1,002

		3,613

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Notes, Series 2016
5.000% due 04/01/2022	500	561

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 3.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2022	$1,000	$1,129
Florida State General Obligation Notes, Series 2009
5.000% due 06/01/2019	625	654
Miami-Dade County, Florida Industrial Development Authority Revenue Bonds, Series 2006
1.500% due 10/01/2018	500	501

		2,284

GEORGIA 4.4%
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	1,000	999
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2007
5.000% due 03/15/2018	950	956
5.250% due 09/15/2018	1,035	1,061

		3,016

HAWAII 1.5%
Honolulu, Hawaii City & County General Obligation Notes, Series 2017
1.720% (MUNIPSA + 0.320%) due 09/01/2025 ~	1,000	1,000

ILLINOIS 7.1%
Chicago, Illinois General Obligation Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,073
Illinois Finance Authority Revenue Notes, Series 2015
5.000% due 11/15/2020	540	583
Illinois State General Obligation Notes, Series 2016
5.000% due 06/01/2022	750	800
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2023	750	809
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,115	1,206
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2023	350	394

		4,865

KENTUCKY 1.4%
Louisville/Jefferson County, Kentucky Metropolitan Government Revenue Bonds, Series 2007
1.250% due 06/01/2033	1,000	990

MASSACHUSETTS 1.5%
Massachusetts Development Finance Agency Revenue Bonds, Series 2017
2.210% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	1,000

MICHIGAN 2.8%
Michigan Finance Authority Revenue Notes, Series 2016
5.000% due 04/01/2022	500	551
Michigan Finance Authority Revenue Notes, Series 2017
5.000% due 12/01/2023	500	580
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.900% due 11/15/2047	750	748

		1,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MINNESOTA 1.5%
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2016
4.000% due 01/01/2021	$250	$267
Northern Municipal Power Agency, Minnesota Revenue Notes, Series 2010
5.000% due 01/01/2019	750	775

		1,042

NEBRASKA 1.7%
Nebraska Public Power District Revenue Notes, Series 2012
5.000% due 01/01/2019	580	600
Nebraska Public Power District Revenue Notes, Series 2014
5.000% due 07/01/2020	500	540

		1,140

NEVADA 1.5%
Clark County, Nevada Revenue Bonds, Series 2010
1.875% due 06/01/2031	500	499
Clark County, Nevada Revenue Bonds, Series 2017
1.600% due 01/01/2036	500	496

		995

NEW JERSEY 1.5%
New Jersey Economic Development Authority Revenue Notes, Series 2016
5.000% due 06/15/2020	500	529
New Jersey Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2019	500	517

		1,046

NEW MEXICO 3.6%
Farmington, New Mexico Revenue Bonds, Series 2016
1.875% due 04/01/2033	750	749
New Mexico Hospital Equipment Loan Council Revenue Notes, Series 2015
5.000% due 08/01/2019	600	631
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	1,000	1,048

		2,428

NEW YORK 7.5%
Nassau County, New York General Obligation Notes, Series 2010
5.000% due 10/01/2020	500	543
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2020	750	813
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,017
New York State Dormitory Authority Revenue Notes, Series 2015
4.000% due 05/01/2020	700	737
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,365	1,424
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2021	500	550

		5,084

NORTH CAROLINA 4.9%
North Carolina Medical Care Commission Revenue Notes, Series 2016
5.000% due 06/01/2020	1,220	1,315

80	PIMCO ETF TRUST	See Accompanying Notes

December 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	$1,000	$1,012
University of North Carolina at Chapel Hill Revenue Bonds, Series 2012
1.312% (0.67*US0001M + 0.400%) due 12/01/2041 ~	1,000	1,007

		3,334

OHIO 3.2%
Butler County, Ohio Revenue Notes, Series 2017
4.000% due 11/15/2023	500	547
Ohio Higher Educational Facility Commission Revenue Bonds, (NPFGC Insured), Series 2006
5.250% due 12/01/2019	750	800
Ohio Higher Educational Facility Commission Revenue Notes, Series 2016
5.000% due 12/01/2022	750	858

		2,205

PENNSYLVANIA 12.5%
Bethlehem Area School District, Pennsylvania Revenue Bonds, Series 2017
1.548% (0.7*US0001M + 0.490%) due 01/01/2030 ~	750	747
Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 09/15/2018	145	149
5.000% due 01/15/2021	1,000	1,090
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania Revenue Bonds, Series 2011
1.780% due 07/01/2041	900	900
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017
5.000% due 12/15/2022	500	567
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2002
2.550% due 12/01/2029	1,000	1,004
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2010
1.100% due 12/01/2030	1,000	997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Pennsylvania Turnpike Commission Revenue Notes, Series 2016
1.653% (0.7*US0001M + 0.700%) due 12/01/2018 ~	$2,500	$2,504
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2015
5.000% due 08/01/2020	500	540

		8,498

TENNESSEE 1.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017
4.000% due 05/01/2048	1,000	1,096

TEXAS 6.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2017
3.000% due 02/15/2043	850	884
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	500	514
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
1.800% due 12/01/2027	1,000	1,000
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
1.700% due 06/01/2030	1,000	1,000
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2012
2.000% due 12/01/2027	750	752

		4,150

VIRGINIA 1.5%
Louisa Industrial Development Authority, Virginia Revenue Bonds, Series 2008
2.150% due 11/01/2035	1,000	1,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WASHINGTON 4.6%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
2.410% (MUNIPSA + 0.700%) due 11/01/2045 ~	$1,000	$1,002
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2016
5.000% due 11/01/2021	1,000	1,124
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
2.760% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,003

		3,129

WISCONSIN 1.7%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032	1,000	1,143

Total Municipal Bonds & Notes (Cost $63,967)		64,103

SHORT-TERM INSTRUMENTS 5.1%

REPURCHASE AGREEMENTS (c) 0.9%
		587

U.S. TREASURY BILLS 4.2%
1.251% due 01/18/2018 - 03/01/2018 (a)(b)	2,900	2,895

Total Short-Term Instruments (Cost $3,482)		3,482

Total Investments in Securities (Cost $67,449)		67,585

Total Investments 99.4% (Cost $67,449)		$67,585

Other Assets and Liabilities, net 0.6%		382

Net Assets 100.0%		$67,967

NOTES TO SCHEDULE OF INVESTMENTS (AMOUNTS IN THOUSANDS*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.700%	12/29/2017	01/02/2018	$587	U.S. Treasury Notes 1.625% due 04/30/2023	$(602)	$587	$587

Total Repurchase Agreements						$(602)	$587	$587

See Accompanying Notes	SEMIANNUAL REPORT	DECEMBER 31, 2017	81

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)

December 31, 2017 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2017:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Securities Out on Loan	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$587	$0	$0	$0	$587	$(602)	$(15)

Total Borrowings and Other Financing Transactions	$587	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting arrangements.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of December 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$807	$0	$807
Arizona	0	2,320	0	2,320
California	0	1,005	0	1,005
Colorado	0	4,465	0	4,465
Connecticut	0	3,613	0	3,613
District of Columbia	0	561	0	561
Florida	0	2,284	0	2,284
Georgia	0	3,016	0	3,016
Hawaii	0	1,000	0	1,000
Illinois	0	4,865	0	4,865
Kentucky	0	990	0	990
Massachusetts	0	1,000	0	1,000
Michigan	0	1,879	0	1,879
Minnesota	0	1,042	0	1,042
Nebraska	0	1,140	0	1,140

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2017
Nevada	$0	$995	$0	$995
New Jersey	0	1,046	0	1,046
New Mexico	0	2,428	0	2,428
New York	0	5,084	0	5,084
North Carolina	0	3,334	0	3,334
Ohio	0	2,205	0	2,205
Pennsylvania	0	8,498	0	8,498
Tennessee	0	1,096	0	1,096
Texas	0	4,150	0	4,150
Virginia	0	1,008	0	1,008
Washington	0	3,129	0	3,129
Wisconsin	0	1,143	0	1,143
Short-Term Instruments
Repurchase Agreements	0	587	0	587
U.S. Treasury Bills	0	2,895	0	2,895

Total Investments	$0	$67,585	$0	$67,585

There were no significant transfers among Levels 1, 2, or 3 during the period ended December 31, 2017.

82	PIMCO ETF TRUST	See Accompanying Notes

Notes to Financial Statements

December 31, 2017 (Unaudited)

1. ORGANIZATION

PIMCO ETF Trust (the “Trust”) was established as a Delaware statutory trust on November 14, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each a “Fund” and collectively the “Funds”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO” or “Manager”) serves as the investment adviser for the Funds.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

(b) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL REPORT	DECEMBER 31, 2017	83

Notes to Financial Statements (Cont.)

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency
Fund Name	Declared	Distributed
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	Monthly	Monthly
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	Monthly	Monthly
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Monthly	Monthly
PIMCO Active Bond Exchange-Traded Fund	Monthly	Monthly
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	Monthly	Monthly
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	Monthly	Monthly
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	Monthly	Monthly
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. The Trust does not provide an automatic dividend and/or distributions reinvestment service.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

If a Fund estimates that a portion of one of its dividend distributions may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of record of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is estimated that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a

Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, among others, the treatment of paydowns on mortgage-backed securities purchased at a discount and periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed (overdistributed) net investment income (loss), accumulated undistributed (overdistributed) net realized gain (loss) and/or paid in capital to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements  In March 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2016-05, which provides guidance related to the impact of derivative contract novations on certain relationships under Accounting Standards Codification (“ASC”) 815. The ASU is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

In August 2016, the FASB issued ASU 2016-15 which amends ASC 230 to clarify guidance on the classification of certain cash receipts and cash payments in the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about

84	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The compliance date for these amendments was August 1, 2017. Compliance is based on reporting period-end date. Management has adopted these amendments and the changes are incorporated in the financial statements.

In November 2016, the FASB issued ASU 2016-18 which amends ASC 230 to provide guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents on the Statement of Cash Flows. The ASU is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In March 2017, the FASB issued ASU 2017-08 which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Funds have adopted the ASU. The implementation of the ASU did not have an impact on the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the NYSE Arca is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on

SEMIANNUAL REPORT	DECEMBER 31, 2017	85

Notes to Financial Statements (Cont.)

days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Manager the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

86	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1 and Level 2 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models

SEMIANNUAL REPORT	DECEMBER 31, 2017	87

Notes to Financial Statements (Cont.)

use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value  When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended December 31, 2017 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2017	Dividend Income(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$45,886	$149,195	$(132,914)	$0	$0	$62,167	$275

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the

88	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loan Participations, Assignments and Originations  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund or Funds. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. As of December 31, 2017, the Funds had no unfunded loan commitments outstanding.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed

SEMIANNUAL REPORT	DECEMBER 31, 2017	89

Notes to Financial Statements (Cont.)

securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  (“PIKs”) may give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities. Zero coupon securities do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an

90	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians under tri-party repurchase agreements and in certain instances will remain in custody with the counterparty. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Manager or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets

SEMIANNUAL REPORT	DECEMBER 31, 2017	91

Notes to Financial Statements (Cont.)

determined to be liquid by the Manager or will otherwise cover its obligations under sale-buyback transactions.

(d) Securities Lending  The Funds listed below may seek to earn additional income by lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis via a lending agent.

Fund Name
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund
PIMCO Enhanced Low Duration Active Exchange-Traded Fund
PIMCO Enhanced Short Term Municipal Bond Active Exchange-Traded Fund

Securities on loan are required to be secured by cash collateral at least equal to 102% of the domestic, or 105% of the foreign security’s market value. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. The Funds will then invest the cash collateral received in the PIMCO Government Money Market Fund and record a liability for the return of the collateral during the period the securities are on loan. Each Fund is subject to a lending limit of 33.33% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Fund has the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments, if applicable. The lending fees and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations as securities lending income, if applicable.

(e) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities,

(ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are

92	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  are options to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing

SEMIANNUAL REPORT	DECEMBER 31, 2017	93

Notes to Financial Statements (Cont.)

organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying a Fund’s investment policies and restrictions, swap agreements are generally valued by a Fund at market value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net

94	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

SEMIANNUAL REPORT	DECEMBER 31, 2017	95

Notes to Financial Statements (Cont.)

7. PRINCIPAL RISKS

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

	PIMCO 1-3 Year U.S. Treasury Index Exchange- Traded Fund	PIMCO 1-5 Year U.S. TIPS Index Exchange- Traded Fund	PIMCO 15+ Year U.S. TIPS Index Exchange- Traded Fund	PIMCO Broad U.S. TIPS Index Exchange- Traded Fund	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange- Traded Fund	PIMCO Investment Grade Corporate Bond Index Exchange- Traded Fund	PIMCO Active Bond Exchange- Traded Fund	PIMCO Enhanced Low Duration Active Exchange- Traded Fund	PIMCO Enhanced Short Maturity Active Exchange- Traded Fund	PIMCO Intermediate Municipal Bond Active Exchange- Traded Fund	PIMCO Short Term Municipal Bond Active Exchange- Traded Fund	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange- Traded Fund
Risks
New/Small Fund				X				X			X
Market Trading	X	X	X	X	X	X	X	X	X	X	X	X
Interest Rate	X	X	X	X	X	X	X	X	X	X	X	X
Call	X	X	X	X	X	X	X	X	X	X	X	X
Inflation-Indexed Security		X	X	X
Credit	X	X	X	X	X	X	X	X	X	X	X	X
High Yield					X		X	X
Market	X	X	X	X	X	X	X	X	X	X	X	X
Municipal Bond										X	X
Issuer					X	X	X	X	X	X	X
Liquidity	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives	X	X	X	X	X	X	X	X		X	X	X
Equity							X
Mortgage-Related and Other Asset Backed Securities					X	X	X	X	X
Extension					X	X
Prepayment					X	X
Foreign (Non-U.S.) Investment					X	X	X	X	X
Emerging Markets					X	X	X	X
Sovereign Debt					X	X
Currency							X	X
Leveraging	X	X	X	X	X	X	X	X	X	X	X	X
Management and Tracking Error	X	X	X	X	X	X						X
Indexing	X	X	X	X	X	X						X
Management							X	X	X	X	X
California State-Specific										X
New York State-Specific										X
Municipal Project-Specific										X	X
Short Exposure							X	X
Convertible Securities							X
Tax-Efficient Investing							X	X
Distribution Rate							X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

New/Small Fund Risk  is the risk that a new or smaller Fund’s performance may not represent how a Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies.

Market Trading Risk  is the risk that an active secondary trading market for Fund shares does not continue once developed, that a Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than a Fund’s net asset value.

Interest Rate Risk  is the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call

96	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, a Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Inflation-Indexed Security Risk  is the risk that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Municipal Bond Risk  is the risk that by investing in Municipal Bonds a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. A Fund’s use of derivatives may result in losses to a Fund, a reduction in a Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with a Fund’s clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and a Fund’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing

SEMIANNUAL REPORT	DECEMBER 31, 2017	97

Notes to Financial Statements (Cont.)

reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management and Tracking Error Risk  is the risk that the portfolio manager’s investment decisions may not produce the desired results or that a Fund’s portfolio may not closely track the Underlying Index for a number of reasons. A Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing a Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of a Fund and the Underlying Index may vary due to asset valuation differences and differences between a Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of a Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund’s use of a representative sampling approach may cause a Fund to be less correlated to the return of the Underlying Index than if a Fund held all of the securities in the Underlying Index.

Indexing Risk  is the risk that a Fund is negatively affected by general declines in the asset classes represented by the Underlying Index.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund. There is no guarantee that the investment objective of a Fund will be achieved.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk  is the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to a Fund.

Convertible Securities Risk  is the risk that arises when convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Tax-Efficient Investing Risk  is the risk that investment strategies intended to manage capital gain distributions may not succeed, and that such strategies may reduce investment returns or result in investment losses.

Distribution Rate Risk  is the risk that a Fund’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk

98	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of AAA rated paper or sovereign securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission (“CFTC”). In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

SEMIANNUAL REPORT	DECEMBER 31, 2017	99

Notes to Financial Statements (Cont.)

existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Management Fee  PIMCO, a majority-owned subsidiary of Allianz Asset Management of America L.P. (“Allianz Asset Management”), serves as the Manager to the Trust, pursuant to an investment management agreement. Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at an annual rate based on average daily net assets (the “Management Fee”), at an annual rate as noted in the table below.

Fund Name	Management Fee
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0.15%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0.20%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0.55%
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0.20%
PIMCO Active Bond Exchange-Traded Fund	0.55%
PIMCO Enhanced Low Duration Active Exchange-Traded Fund(1)	0.46%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0.35%
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0.35%
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0.35%

(1)	PIMCO has contractually agreed, through October 31, 2018, to waive its management fee by 0.07% of the average daily net assets attributable to the Fund.

(b) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of each Fund’s Creation Units. The Distributor does not maintain a secondary market in shares of the Funds. During the period ended December 31, 2017 each Fund was permitted to compensate the Distributor at an annual rate of up to 0.25% of a Fund’s average daily net assets (the “12b-1 Plan Fee”). However, the Board of Trustees has determined not to authorize payment of a 12b-1 Plan Fee at this time. The 12b-1 Plan Fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time it will increase the cost of an investment in the Fund. The 12b-1 Plan Fee may cost an investor more than other types of sales charges.

(c) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the Management Fee which may vary and affect the total level of expenses paid by shareholders, such as (i) taxes and governmental fees; (ii) brokerage fees and commissions and other portfolio transaction expenses; (iii) costs of borrowing money, including interest expense; (iv) securities lending fees and expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expense, including costs of litigation and indemnification expenses; and (vii) organizational expenses. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses as disclosed in the Prospectus.

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $36,850, plus $3,800 for each Board meeting attended in person, $775 for each committee meeting attended and $750 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $6,000, the valuation oversight committee lead receives an additional annual retainer of $4,250 (to the extent there are co-leads of the valuation oversight committee, the annual retainer will be split evenly between the co-leads, so that each co-lead individually receives an additional retainer of $2,125) and the governance committee chair receives an additional annual retainer of $2,750. The Lead Independent Trustee receives an additional annual retainer of $3,500.

These expenses are allocated on a pro rata basis to each Fund of the Trust according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed to waive a portion of the Funds’ Management Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

100	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO contractually agreed to reduce its Management Fee for the PIMCO Active Bond Exchange-Traded Fund.

Pursuant to a Fee Waiver Agreement, PIMCO contractually agreed to reduce its Management Fee for the PIMCO Enhanced Low Duration

Active Exchange-Traded Fund. The Fee Waiver Agreements will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Each waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Under certain conditions, PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. The total recoverable amounts to PIMCO (from the applicable Fee Waiver Agreements and Expense Limitation Agreement combined) at December 31, 2017, were as follows (amounts in thousands†):

	Expiring within
Fund Name	12 months	13-24 months	25-36 months	Total
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$0	$1	$4	$5
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0	0	0	0
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	0	2	2
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	0	1	1
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	101	46	72	219

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Manager and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended December 31, 2017, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands†):

Fund Name	Purchases	Sales
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$70,672	$11,147
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	11,800	0
PIMCO Active Bond Exchange-Traded Fund	42,480	332,531
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	2,766	8,744
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	607,144	1,635,919
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	566	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

SEMIANNUAL REPORT	DECEMBER 31, 2017	101

Notes to Financial Statements (Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2017, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$26,365	$24,573	$0	$0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	17,177	20,010	0	0
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	142,655	146,722	0	0
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	5,887	7,579	0	0
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	1,303	1,540	0	0
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	0	304,872	299,479
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	404	238	60,278	38,728
PIMCO Active Bond Exchange-Traded Fund	1,380,984	1,581,871	251,410	176,605
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	332,524	266,798	40,045	19,063
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,824,586	632,172	1,848,108	1,435,113
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0	0	30,600	23,847
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0	0	19,593	22,146

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by a Fund only in Creation Units. Except when aggregated in Creation Units, shares of a Fund are not redeemable. Transactions in capital shares for a Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. Authorized Participants may be charged transaction fees as set forth below. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees payable directly to State Street Bank and Trust Company, the sub-administrator of the Funds. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge up to the maximum amount shown in the table below.

Standard Creation/ Redemption Transaction Fee*	Maximum Variable Charge for Cash Creations**	Maximum Variable Charge for for Cash Redemptions**
$500	3.00%	2.00%

*	Applicable to in-kind contributions or redemptions only.
**	As a percentage of the cash amount invested or received.

102	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

14. INVESTMENT TRANSACTIONS

For the period ended December 31, 2017, certain Funds had in-kind contributions and in-kind redemptions as follows (amounts in thousands†):

Fund Name	Contributions	Redemptions
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$26,323	$50,160
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	23,902	5,796
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	26,044	148,520
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	87,970	6,590
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	8,508	25,609
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	362,072	543,861
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	105,326	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The in-kind contributions and in-kind redemptions in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transactions.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of their last fiscal year ended June 30, 2017, the Funds had accumulated capital losses expiring in the following years (amounts in thousands†). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	06/30/2018	06/30/2019
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$0	$0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	0	363
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0	0
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	0	0
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	0	0
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	0	0

SEMIANNUAL REPORT	DECEMBER 31, 2017	103

Notes to Financial Statements (Cont.)

	Expiration of Accumulated Capital Losses
	06/30/2018	06/30/2019
PIMCO Investment Grade Corporate Bond Exchange-Traded Fund	$0	$0
PIMCO Active Bond Exchange-Traded Fund	0	0
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	0	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	0
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	0	0
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended June 30, 2017, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$0	$0
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	16,151	5,675
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	4,636	9,789
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	4,069	7,821
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	164	766
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	28,750	95,794
PIMCO Investment Grade Corporate Bond Exchange-Traded Fund	0	718
PIMCO Active Bond Exchange-Traded Fund	0	27,095
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	1,618	652
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	0	2,203
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	3,623	465
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	526	74

†	A zero balance may reflect actual amounts rounding to less than one thousand.

104	PIMCO ETF TRUST

December 31, 2017 (Unaudited)

As of December 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$96,026	$0	$(693)	$(693)
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	196,231	2,083	(8,434)	(6,351)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	1,015,189	0	(7,951)	(7,951)
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	233,422	10,052	0	10,052
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	54,796	35	(848)	(813)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,666,151	12,161	(30,774)	(18,613)
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	833,396	19,612	(2,374)	17,238
PIMCO Active Bond Exchange-Traded Fund	2,407,671	38,478	(31,750)	6,728
PIMCO Enhanced Low Duration Active Exchange-Traded Fund	227,530	1,109	(1,352)	(243)
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	8,061,082	27,328	(8,623)	18,705
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	262,741	8,730	(51)	8,679
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	67,449	214	(78)	136

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

SEMIANNUAL REPORT	DECEMBER 31, 2017	105

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RCY	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
BSN	Bank of Nova Scotia	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
CBK	Citibank N.A.	JPS	JP Morgan Securities, Inc.	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A

Currency Abbreviations:
ARS	Argentine Peso	CAD	Canadian Dollar	GBP	British Pound
AUD	Australian Dollar	DKK	Danish Krone	JPY	Japanese Yen
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	1 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	US0006M	6 Month USD Swap Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUNIPSA	SIFMA Municipal Swap	US0012M	12 Month USD Swap Rate
D11COF	Cost of Funds - 11th District of San Francisco

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.	PSF	Public School Fund

Other Abbreviations:
ALT	Alternate Loan Trust	FDIC	Federal Deposit Insurance Corp.	PIK	Payment-in-Kind
BABs	Build America Bonds	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration	TBD	To-Be-Determined
DAC	Designated Activity Company	OIS	Overnight Index Swap

106	PIMCO ETF TRUST

Approval of Investment Management Agreement

(Unaudited)

At a meeting held on August 21-22, 2017, the Board of Trustees (the “Board”) of PIMCO ETF Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) between the Trust, on behalf of each of the Trust’s series (the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”) for an additional one-year term through August 31, 2018. Under the Agreement, PIMCO provides investment advisory services, as well as supervisory and administrative services, to each Fund for a single management fee (“unified fee”).

The information, material factors and conclusions that formed the basis for the Board’s approval are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO to the Trust and each of the Funds. In considering whether to approve the renewal of the Agreement, the Board reviewed additional information, including, but not limited to, comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial information for PIMCO, information regarding the profitability to PIMCO of its relationship with the Funds, information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds, and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board in considering the renewal of the Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreement, the Board reviewed written materials prepared by PIMCO in response to requests from counsel to the Trust and the Independent Trustees encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from counsel to the Trust and the Independent Trustees, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Lipper”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreement and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 21-22, 2017 meeting. The Independent Trustees also conducted an in-person meeting and a telephonic meeting with counsel to the Trust and the Independent Trustees on July 21, 2017 and August 18, 2017, respectively, to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreement.

The approval determination was made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreement, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, its Personnel, and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services in addition to portfolio management that PIMCO provides under the Agreement. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to investing in information technology and infrastructure supporting investment, compliance and risk management, as well as PIMCO’s continuing efforts to attract, retain and promote qualified personnel and to maintain and enhance its resources and systems. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations and its commitment to further developing and strengthening these programs, its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO, and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in new disciplines and talented personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time.

SEMIANNUAL REPORT	DECEMBER 31, 2017	107

Approval of Investment Management Agreement (Cont.)

The Trustees considered that PIMCO has continued to strengthen the process it uses to actively manage counterparty risk and to assess the financial stability of counterparties with which the Funds do business, to manage collateral and to protect the Funds from an unforeseen deterioration in the creditworthiness of trading counterparties. The Trustees noted that, consistent with its fiduciary duty, PIMCO executes transactions through a competitive best execution process and uses only those counterparties that meet its stringent and monitored criteria. The Trustees considered that PIMCO’s collateral management team utilizes a counterparty risk system to analyze portfolio level exposure and collateral being exchanged with counterparties.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented since the Board renewed the Agreement in 2016, including, but not limited to: continuing enhancement of its analytics and technology systems by upgrading hardware and software; enhancing data processing and security and development of tools and applications to support Portfolio Management, Compliance, Analytics, Risk Management, Client Reporting and Customer Relationship Management; continuing investment in its enterprise risk management function, including PIMCO’s cybersecurity program; developing the PIMCO Global Advisory Board and continuing to hire new portfolio managers; expanding the Funds and Operations Group global operating model; developing a website monitoring application to ensure accurate data content; adding staff to fund accounting and financial reporting; engaging a third party to perform an independent assessment of PIMCO’s proprietary accounting application and enhancing the same system to provide portfolio managers with more timely and high quality income reporting; establishing a Fund Treasurer’s Office; developing a global tax management application that will enable investment professionals to access foreign market and security tax information on a real-time basis; enhancing reporting of tax reporting for portfolio managers for income products with improved transparency on tax factors impacting income generation and dividend yield; redesigning shareholder statements to be more user friendly and enable e-delivery; and continuing expansion of the pricing portal and the proprietary performance reconciliation tool. In addition, the Board considered the investment in derivatives by certain active ETFs, and how PIMCO assesses and manages risk and regulatory compliance with respect to the use of derivatives by the Funds, as applicable.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreement are likely to continue to benefit the Funds and their shareholders.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Agreement. The Board considered the terms of the

Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under the unified fee. In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Agreement continue to increase. The Board considered PIMCO’s provision of these services and its supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives available in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 and other performance data, as available, over short- and long-term periods ended June 30, 2017 (the “PIMCO Report”) and from Lipper concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2017 (the “Lipper Report”).

The Board considered information regarding both the short- and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 21-22, 2017 meeting. The Trustees noted that, as of June 30, 2017, the Trust had accumulated $14 billion in assets under management since its launch, and that the PIMCO Enhanced Short Maturity Exchange-Traded Fund and the PIMCO Active Bond Exchange-Traded Fund were currently the largest and fifth-largest actively managed exchange-traded funds, respectively. The Board also noted that although the Funds generally performed well versus their benchmarks, PIMCO did not expect certain Funds, for structural reasons, to outperform their benchmarks on an after-fee basis over longer time horizons. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board considered that, for these reasons, PIMCO believes it is often more appropriate to analyze Fund performance relative to each Fund’s Lipper peer group.

The Board considered PIMCO’s discussion of the intensive nature of managing bond funds, noting that it requires the management of a number of factors, including: varying maturities; prepayments; collateral management; counterparty management; pay-downs; credit and corporate events; workouts; derivatives; net new issuance in the

108	PIMCO ETF Trust

(Unaudited)

bond market; and decreased market maker inventory levels. The Board noted that in addition to managing these factors, PIMCO must also balance risk controls and strategic positions in each portfolio it manages, including the Funds. Despite these challenges, the Board noted PIMCO’s ability to generate “alpha” (i.e., non-market correlated excess performance) for its clients over time, including the Trust.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreement, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the renewal of the Agreement.

4. MANAGEMENT FEE AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price funds to scale at the outset with reference to the total expense ratios of the respective Lipper median, if available, while providing for a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for management services may vary in light of these various factors. The Board considered that fund pricing generally is not driven by comparison to passively-managed products.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Funds. The Board noted that, based upon this review, PIMCO may propose management fee changes where (i) a Fund’s long-term performance warrants additional consideration; (ii) there is a notable aid to market position; or (iii) PIMCO would like to change a Fund’s overall strategic positioning.

The Board reviewed the management fee and total expenses of each Fund (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to the management fee, the Board reviewed data from Lipper that compared the average and median management fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. The Board also considered that PIMCO reviews the Funds’ fee levels and carefully considers changes where appropriate. The Board noted that the total expense ratio for many of the Funds was equal to or less than the median expenses of comparable funds in the Peer Group. The Board considered that certain of the actively-managed Funds offered by PIMCO are unique strategies with no competitors in the marketplace and that the Lipper Report compares these Funds to a mix of active and index exchange-traded funds. The Board compared each Fund’s total expenses to other funds in the Lipper Expense Group, and found each Fund’s total expenses to be reasonable.

The Board also reviewed data comparing the Funds’ management fees to the standard and negotiated fee rates PIMCO charges to separate accounts, collective investment trusts and to other investment companies (both as adviser and sub-adviser) with similar investment strategies. The Board noted that PIMCO, for a number of Funds in the Trust, does not currently manage separate accounts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial risk and regulatory requirements, differing legal liabilities on a contract-by-contract basis and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ unified fee structure, under which each Fund pays for the advisory and supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures such services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs, as well

SEMIANNUAL REPORT	DECEMBER 31, 2017	109

Approval of Investment Management Agreement (Cont.)

as the costs of qualifying and listing Fund shares with any securities exchange or other trading system. The Board considered that the unified fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds to scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered that the Funds’ unified fee structure meant that fees were not impacted by recent outflows in certain Funds, unlike funds without a unified fee structure, which may see increased expense ratios when fixed costs, such as service provider costs, are passed through to a smaller asset base. The Board concluded that each Fund’s fees were reasonable in relation to the value of the services provided, and that the unified fee represents, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

Based on the information presented by PIMCO and Lipper, members of the Board determined that, in the exercise of their business judgment, the management fee charged by PIMCO under the Agreement, as well as the total expenses of each Fund, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were slightly higher than the prior year due to decreased corporate expenses and expenses paid to third parties. The Board further noted PIMCO’s engagement of a third party to review and to make recommendations regarding PIMCO’s processes supporting its profitability estimation materials. The Board noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board noted that PIMCO shares the benefits of economies of scale with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of these services; and through the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered the substantial investments PIMCO has made in order to support the operational and technological issues required to support exchange-traded funds as compared to traditional mutual funds, including enhancements related to the creation/redemption process, trade processing systems and iNAV process. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the management fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs rise. The Trustees further considered that, in contrast, breakpoints may be a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee structure, funds with “pass through” fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee protects shareholders from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third-party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to

110	PIMCO ETF Trust

(Unaudited)

receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO supported the renewal of the Agreement. The Independent Trustees and the Board as a whole concluded that the Agreement continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreement, and that the renewal of the Agreement was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	DECEMBER 31, 2017	111

General Information

Investment Manager

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, MO 64105

Transfer Agent

State Street Bank and Trust Company

1 Heritage Drive

Quincy, MA 02171

Legal Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO ETF Trust.

ETF4001SAR_123117

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)	The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date:	February 28, 2018

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date:	February 28, 2018